REGISTRATION STATEMENT NO. 333-101777
                                                                       811-21263
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 6

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 6

                                 --------------

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                 --------------

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                 --------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485.

|X|   on December 30, 2005 pursuant to paragraph (b) of Rule 485.

|_|   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|   on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 6 is to file the attached Supplement Dated December 30, 2005 to the Pioneer Annuistar Annuity Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

      Pioneer Annuistar Annuity Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 5 to the Registration Statement No. 333-101777.

      Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Pioneer Annuistar Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101777.

      Supplement Dated July 28, 2005 to the Pioneer Annuistar Annuity Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on July 28, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-101777.

                                     PART A
                                   PROSPECTUS

                                       SUPPLEMENT DATED DECEMBER 30, 2005 TO THE
                          PIONEER ANNUISTAR ANNUITY PROSPECTUS DATED MAY 2, 2005


The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT?", THE FOLLOWING PARAGRAPH IS ADDED:

If you elect the Guaranteed Minimum Withdrawal Benefit for Life ("GMWB for Life") rider, a charge will be deducted daily from amounts in the Variable Funding Options. The charge depends on whether you purchase the Single Life Option or the Joint Life Option. The current charge, on an annual basis, is 0.75% for the Single Life Option and 0.90% for the Joint Life Option. The charge can increase but will never exceed 1.50%.

IN THE "SUMMARY" SECTION, UNDER THE SUBSECTION "ARE THERE ANY ADDITIONAL FEATURES?", THE FOLLOWING PARAGRAPH IS
ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE" ) For an additional charge, we will guarantee a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year. The guarantee is based on Purchase Payments received within two years of your initial purchase. Depending on when you elect to take your first withdrawal, the maximum amount of your investment that you may receive each year is 5%, 6%, or 7%. Payments are guaranteed for your life when you reach age 59 1/2 if you purchase the benefit alone (the "Single Life Option"), or guaranteed for the life of both you and your spouse (the "Joint Life Option") when both you and your spouse reach age 65 if you purchase the benefit with your spouse. The base guarantee increases each year automatically on your anniversary if your Contract Value is greater than the base guarantee. The guarantee is subject to restrictions on withdrawals, and you are required to remain invested in a limited number of specified Variable Funding Options. Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract, and once you purchase the GMWB for Life rider, you cannot cancel it. Guaranteed withdrawals are also available before the qualifying age, however these payments are not guaranteed for life. There is also a guaranteed lump sum feature available after ten years in lieu of guaranteed periodic payments.

IN THE "FEE TABLE" SECTION, THE SUB-SECTION "ANNUAL SEPARATE ACCOUNT CHARGES", IS REPLACED WITH THE FOLLOWING:

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, a 0.25% charge for GMWB III, a 0.75% charge for GMWB for Life (Single Life Option), and a 0.90% charge for GMWB for Life (Joint Life Option). Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:

                                                  STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                ---------------------------  ----------------------------
Mortality and Expense Risk Charge............              1.40%                        1.60%

Administrative Expense Charge................              0.15%                        0.15%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED................              1.55%                        1.75%

                                                  STANDARD DEATH BENEFIT       ENHANCED DEATH BENEFIT
                                                ---------------------------  ----------------------------
Optional E.S.P. Charge.......................              0.20%                        0.20%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.........................              1.75%                        1.95%

Optional GMAB Charge.........................              0.50%                        0.50%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED...........................              2.05%                        2.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5) .................              2.25%                        2.45%

Optional GMWB I Charge.......................             1.00%(6)                     1.00%(6)

Optional GMWB II Charge......................            1.00%(6)                     1.00%(6)

Optional GMWB III Charge.....................            1.00%(6)                     1.00%(6)

Optional GMWB for Life (Single Life Option)
Charge.....................................              1.50%(6)                     1.50%(6)

Optional GMWB for Life (Joint Life Option)
Charge.....................................              1.50%(6)                     1.50%(6)

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.........................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED........................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.......................              2.55%                        2.75%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB FOR LIFE (SINGLE LIFE OPTION) ONLY
SELECTED...................................               3.05%                         3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB FOR LIFE (JOINT LIFE OPTION) ONLY
SELECTED...................................               3.05%                         3.25%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED...................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED..................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED.................              2.75%                        2.95%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
OPTION) SELECTED...........................               3.25%                         3.45%

TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB FOR LIFE (JOINT LIFE OPTION)
SELECTED...................................               3.25%                         3.45%

---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The current charges for the available GMWB riders are as follows:

       --------------------------------------------------------
               GMWB RIDER                CURRENT CHARGE
       --------------------------------------------------------
       GMWB I                                 0.40%
       --------------------------------------------------------
       GMWB II                                0.50%
       --------------------------------------------------------
       GMWB III                               0.25%
       --------------------------------------------------------
       GMWB for Life (Single                  0.75%
       Life Option)
       --------------------------------------------------------
       GMWB for Life (Joint Life              0.90%
       Option)
       --------------------------------------------------------

IN THE "EXAMPLES" SECTION, THE EXAMPLES ARE DELETED AND REPLACED WITH THE
FOLLOWING:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit for Life (assuming the maximum 1.50% charge applies).

--------------------------------------------------------------------------------------------------------
                                                                       If Contract is NOT surrendered
                                     If Contract is surrendered at       or annuitized at the end of
                                       the end of period shown:                 period shown:
                                   ---------------------------------   ---------------------------------
                                    1         3         5       10      1         3         5       10
FUNDING OPTION                     YEAR     YEARS     YEARS    YEARS   YEAR     YEARS     YEARS    YEARS
--------------------------------------------------------------------------------------------------------
Underlying Fund with Minimum
Total Annual Operating Expenses    919      1590      2363     4360    319      1140      2003     4360

Underlying Fund with Maximum
Total Annual Operating Expenses    2276     5076      7303     10794   1676     4626      6943     10794

IN THE "CHARGES AND DEDUCTIONS" SECTION, THE FOLLOWING IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE") CHARGE

If you elect the GMWB for Life rider, a charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is 0.75% if you select the Single Life Option, or 0.90% if you select the Joint Life Option. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" ). The charge will never exceed 1.50%. You cannot cancel the rider, although the rider terminates under certain circumstances (see "Termination" below).

IN THE SECTION ENTITLE "LIVING BENEFITS," THE FOLLOWING SECTION IS ADDED:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GMWB FOR LIFE")

SUMMARY OF BENEFITS For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit for Life, or "GMWB for Life". The GMWB for Life rider is designed to protect your investment from poor market performance. The GMWB for Life rider:

     o Guarantees a fixed level of income for life after you attain a certain age as long as you do not withdraw more than a certain amount from your contract each year;

     o    Can be purchased for you alone or with your spouse;

     o    Can accommodate tax-qualified distributions from your contract;

     o Increases in value on each anniversary if your Contract Value increases through an automatic reset feature;

     o If your circumstances change before you reach the minimum age to begin lifetime income, the rider can provide an income until your guaranteed amount is recovered, as long as you do not withdraw more than a certain amount from your contract each year.

     o If your circumstances change the rider offers the option to receive a lump sum after a period of years in lieu of the guarantee to take periodic payments.

You must continue to meet several restrictions and conditions in order to receive the benefits of the GMWB for Life rider. Withdrawals that exceed the allowable annual maximum will more rapidly decrease the guarantees under the rider. You are also required to remain invested in a limited number of specified Variable Funding Options to be eligible for the guarantees. Only Purchase

Payments that you make within two years of purchase are eligible for the guarantees. See below for details.

Currently, you may elect the GMWB for Life rider only at the time of your initial purchase of the Contract. In the future we may offer the ability for contract owners to add the rider after purchase. You may not elect the GMWB for Life rider if you have also elected the GMWB or GMAB rider offered under this Contract. The GMWB for Life rider many not be available in all states. You may not elect a GMWB for Life rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB for Life rider. Once you purchase the GMWB for Life rider, you cannot cancel it.

In other written materials outside of this prospectus, we market the GMWB for Life rider using different names. These names are "Living Income Guarantee" and "Living Income Guarantee for 2". These names refer to the same GMWB for Life rider as described in this prospectus.

SINGLE LIFE OPTION OR JOINT LIFE OPTION The GMWB for Life rider is designed for use by you alone (the "Single Life Option"), or you and your spouse (the "Joint Life Option"). You must select either the Single Life Option or the Joint Life Option at the time you elect the GMWB for Life rider.

The Single Life Option is available to all Contract Owners. However, if you select the Single Life Option and your Contract is jointly owned, the age of the older joint owner will determine when you are eligible for lifetime benefits under the rider, and income is guaranteed only over the lifetime of the older joint owner.

The Joint Life Option is only available if you name your spouse as the joint owner or sole beneficiary of your annuity contract. Under the Joint Life Option, income is guaranteed over the joint lifetime of both you and your spouse. Under the Joint Life Option, the age of the younger spouse determines when you are eligible for lifetime benefits under the rider. This means you and your spouse will have to wait until the younger of you reaches the minimum age to qualify for the lifetime benefit.

REMAINING BENEFIT BASE ("RBB") The guarantees under the GMWB for Life rider are determined by applying an annual percentage to a base amount that we calculate called the "remaining benefit base" or "RBB."

Your initial RBB is equal to your initial Purchase Payment if you elect GMWB for Life when you purchase your contract. If in the future we permit the rider to be added after the Contract is issued, then your initial RBB is equal to your Contract Value when you elect the rider. The RBB is not a lump sum guarantee, rather, it is used to determine the amount that we return to you through a series of payments that annually do not exceed a percentage of your RBB.

Your RBB is subject to a maximum of $5,000,000 for all deferred variable annuities issued by us to you.

LIFETIME WITHDRAWAL BENEFIT ("LWB") The annual percentage of your RBB that is available for withdrawal is called the "Lifetime Withdrawal Benefit" or "LWB". Each year you may take withdrawals that do not exceed your LWB.

The level of your initial LWB payment depends on whether your GMWB for Life rider was issued under the Single Life Option or the Joint Life Option, and the timing of your first withdrawal from your annuity contract. You are eligible to receive payments under the LWB after you attain a certain age as shown below. Under the Joint Life Option, the age of the younger spouse determines eligibility. Under the Single Life Option, if your Contract is jointly owned, the age of the older joint owner determines eligibility.

     -------------------------------------------------------------------------------------------------

                                                                      MINIMUM AGE TO BE ELIGIBLE TO
                                                                               RECEIVE LWB

     -------------------------------------------------------------------------------------------------

     Single Life Option                                                        59 1/2 years

     -------------------------------------------------------------------------------------------------

     Joint Life Option                                                          65 years

     -------------------------------------------------------------------------------------------------

Your initial LWB is calculated as a percentage of the RBB immediately before your first withdrawal:

     -------------------------------------------------------------------------------------------------

     SINGLE LIFE OPTION:                                                           LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 5th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 5th                      6% of RBB
     anniversary, but before the 10th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 10th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

     JOINT LIFE OPTION:                                                            LWB

     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal before the 8th anniversary               5% of RBB
     after you purchase GMWB for Life:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 8th                      6% of RBB
     anniversary, but before the 15th anniversary:
     -------------------------------------------------------------------------------------------------
     If you make your first withdrawal on or after the 15th                     7% of RBB
     anniversary:
     -------------------------------------------------------------------------------------------------

You should carefully choose when you take your first withdrawal from your Contract, because it will determine your LWB annual percentage which will not change for the life of your Contract. For example, if you take your first withdrawal before the 5th anniversary, your LWB will be 5% of RBB for the life of your Contract, and you will never qualify for a 6% or 7% of RBB.

As long as your total annual withdrawals do not exceed your LWB amount, you may continue to take your LWB payments until death, even if the aggregate payments exceed your RBB. Under the Joint Life Option, payments cease upon the death of the last surviving spouse. Under the Single Life Option, payments cease upon your death, or the death of the older joint owner.

You may adjust the amount and frequency of payments during the year. Each year you may take your LWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your LWB without affecting your guarantee. If you choose to receive only a part of, or none of, your LWB in any given year, your LWB in any subsequent year will not be increased. In certain circumstances we may limit the frequency of LWB payments to annual, such as payments under our Managed Distribution Program, payments to a beneficiary after your death, or if your Contract Value reduces to zero (see below).

ADDITIONAL PREMIUM Additional Purchase Payments made within two years after you purchase the GMWB for Life rider will increase your RBB, which will serve to increase your LWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new LWB is equal to the LWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original LWB as shown above.

Additional Purchase Payments made more than two years after you purchase the GMWB for Life rider will not be included in your RBB, and will be excluded from the guarantees under your rider.

WITHDRAWALS When you make a withdrawal, your LWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase of GMWB for Life (or "GMWB for Life Anniversary"), including the current withdrawal, does not exceed your LWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB for Life Anniversary, including the current withdrawal, exceeds your LWB immediately prior to the current withdrawal, we will recalculate your RBB and LWB.

To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a proportional "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

To recalculate your LWB, we reduce your LWB by a partial withdrawal reduction, which is equal to 1) the LWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by
3) the RBB immediately prior to the current withdrawal.

These recalculations magnify the effect of a withdrawal when your Contract Value is less than your RBB, as shown in the example below.

WITHDRAWAL EXAMPLES The following example is intended to illustrate the effect of withdrawals on your RBB and LWB. Assume your initial RBB is $100,000, your age is greater than 65, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE

------------------------------------------------------------------------------------------------------------------------
                               ASSUMES 15% GAIN ON INVESTMENT                   ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------
                       CONTRACT          RBB             LWB (5%)        CONTRACT           RBB            LWB (5%)
                         VALUE                                             VALUE
------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB PURCHASE   $100,000       $100,000           $5,000         $100,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR TO
WITHDRAWAL AND AFTER
THE FIRST GMWB
ANNIVERSARY             $115,000       $115,000           $5,750          $85,000        $100,000           $5,000
------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL        N/A          (115,000        (5,750 X (1-         N/A          (100,000          (5,000 X
REDUCTION                                 X              105,000/                            X         (1-88,235/100,000)=
                                   10,000/115,000)=     115,000)=                     10,000/85,000)=        $588
                                        10,000             500                            $11,765
------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                      $10,000                                            $11,765
THE DOLLAR AMOUNT OF
THE WITHDRAWAL                     (10,000=10,000)                                    (11,765>10,000)
------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE DUE
TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)              $10,000        $10,000             $500           $10,000         $11,765            $588
------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL        $105,000       $105,000           $5,250          $75,000         $88,235           $4,412
------------------------------------------------------------------------------------------------------------------------

RESET On each anniversary after you purchase the GMWB for Life rider, we will automatically reset your RBB, under our Automatic RBB Reset Program, to an amount equal to 100% of the then Contract Value. We will not automatically reset your RBB if the Contract Value on your anniversary is less than your current RBB, or, if you (or you and your spouse) are over age 85.

You may choose to opt out of the Automatic RBB Reset Program, if a reset of your RBB would cause the charge for your rider to increase. This can happen since the rate you pay for the rider will be changed to the rate in effect at the time of reset and that may be higher than the rate before the reset. We will send you advance notice if the charge for your rider would increase upon reset in order to give you the opportunity to opt out of the Automatic RBB Reset Program. In order to opt out of the Automatic RBB Reset Program, you must notify us in writing which we must receive by the 7th calendar day prior to the scheduled reset. Your rider will no longer be reset for the life of the rider unless you subsequently elect in writing to opt back into the Automatic RBB Reset Program. Your opt back in election will go into effect upon the next GMWB for Life Anniversary following the receipt of your request.

Upon reset, the LWB will be recalculated as the greater of the a) LWB prior to the reset, or b) a percentage of the Reset RBB value. The percentage will equal the percentage of the RBB (e.g. 5%) used in determining the initial LWB.

GUARANTEED PRINCIPAL OPTION If your circumstances change and you no longer want the lifetime features of the GMWB for Life rider, you may wish to opt out and receive an adjustment to your Contract Value. In this case, once you have held the rider for ten (10) years or more you will have the option each year to elect the Guaranteed Principal Option. Each year you will have a 30-day window period during which you may elect the option. You may only elect the option once, as your GMWB for Life rider will terminate when you exercise the option.

The Guaranteed Principal Option will be paid to you as a positive adjustment to your Contract Value. The adjustment is equal to (a) minus (b):

(a) Purchase Payments credited within 120 days after you purchase the GMWB for Life rider, reduced by a "Percentage Reduction in the Contract Value" attributable to any partial withdrawals taken.

     We compute the "Percentage Reduction in Contract Value" attributable to a partial withdrawal by dividing the dollar amount of the withdrawal, plus any applicable withdrawal charges, by the Contract Value immediately preceding such withdrawal. We apply the Percentage Reduction in the Contract Value as a factor equal to 1 minus the percentage reduction.

(b) Your Contract Value on the GMWB Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For example, assume you make a single Purchase Payment of $100,000 and elect the GMWB for Life rider. Also assume that you make no withdrawals, and that ten years later your Contract Value has declined to $80,000. If you elect to receive the Guaranteed Principal Option, we will apply $20,000 to your Contract Value to restore it to $100,000.

To exercise the Guaranteed Principal Option you must notify us in writing within 30 days following any anniversary of your purchase of the GMWB for Life rider, on or after the tenth (10th) anniversary of your purchase of the rider. We will adjust your Contract Value at the end of the 30-day window period.

The adjustment will be added to each Variable Funding Option in the ratio that the Contract Value in such Variable Funding Option bears to the total Contract Value in all Variable Funding Options. The adjustment will never be less than zero.

If you exercise the Guaranteed Principal Option, the GMWB for Life rider will terminate on the date the adjustment is added to your Contract Value.

REQUIRED ALLOCATION OF YOUR CONTRACT VALUE AND PREMIUM PAYMENTS
If you elect the GMWB for Life rider, you will be required to invest in a limited number of specific Variable Funding Options, and you will be foreclosed from investing in all the other Variable Funding Options that would otherwise be available to you. In addition, you may not allocate any portion of your Contract Value or Premium Payments to the Fixed Account.

You will be required to allocate 100% of your Contract Value or Purchase Payments to one or more of the following Variable Funding Options. Some of these Variable Funding Options invest in mutual funds that invest in other mutual funds, also known as "funds of funds." Please see the section in this prospectus entitled "Variable Funding Options" for a description of the investment objectives of these Variable Funding Options.


                       PERMITTED VARIABLE FUNDING OPTIONS

     Money Market Portfolio
     PIONEER VARIABLE CONTRACTS TRUST
     Pioneer Ibbotson Growth Allocation VCT Portfolio -- Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio -- Class II Shares Pioneer America Income VCT Portfolio -- Class II Shares
     Pioneer Global High Yield VCT Portfolio -- Class II Shares
     Pioneer Strategic Income VCT Portfolio -- Class II Shares
     Pioneer High Yield VCT Portfolio -- Class II Shares
     Pioneer Balanced VCT Portfolio -- Class II Shares
     SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
     Total Return Fund -- Class II


We will reject any request by you to transfer Contract Value or allocate Purchase Payments to a Variable Funding Option other than the permitted Variable Funding Options listed above. You will be required to re-submit your request to comply with the above restrictions. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it violated the above restrictions.

We may add or remove Variable Funding Options for eligibility for new investments from the list of permitted Variable Funding Options.

GMWB FOR LIFE CHARGE The charge for your GMWB for Life rider depends on whether you purchase the Single Life Option or the Joint Life Option. The charge is deducted daily from amounts held in each Variable Funding Option. The current charge, on an annual basis, is shown below. Your current charge may increase when your RBB automatically resets, unless you notify us not to reset your RBB (see "Reset" above). The charge will never exceed 1.50%.

  ---------------------------------------------------------------

                                     CURRENT CHARGE

  ---------------------------------------------------------------

  Single Life Option
                                         0.75%
  ---------------------------------------------------------------

  Joint Life Option
                                         0.90%
  ---------------------------------------------------------------

ANNUAL WITHDRAWAL BENEFIT ("AWB") If your circumstances change, you may wish to take guaranteed withdrawals even though you have not yet reached the minimum age to be eligible for lifetime payments under LWB. In this case, you can take an "Annual Withdrawal Benefit" or "AWB" which allows you to withdraw an amount each year until your RBB is depleted. AWB payments are not guaranteed for life.

The level of your AWB is determined in the same manner as the level of your LWB as described in the above section entitled "Lifetime Withdrawal Benefit ("LWB")", except that there is no minimum age to be eligible to receive AWB payments. Additional Premium Payments affect your AWB in the same manner as they do the LWB as described in the "Additional Premium Payments" section above. The reset of your RBB will affect your AWB in the same manner as it affects the LWB as described in the "Reset" section above.

Withdrawals affect your AWB in the same manner as your LWB as described in the "Withdrawals" section above, with the following exception. If you begin taking AWB withdrawals before you reach the minimum age to qualify for payments under LWB, when you reach the minimum age any withdrawals in excess of your LWB amount will subject your LWB and RBB to a partial withdrawal reduction, even if your withdrawal does not exceed your AWB. This could serve to decrease the amount of your future monthly payments under LWB, and the length of the time period during which you may continue to take payments under AWB.

SHOULD I TAKE WITHDRAWALS UNDER LWB OR AWB? The GMWB for Life rider works best, and is designed, for the investor who can wait until the minimum age is attained to qualify for LWB payments. If you take your first withdrawal after you have reached the minimum age to qualify for LWB payments, payments under AWB or LWB are equal and the same. However, if you take your first withdrawal before you have reached the minimum age to qualify for LWB payments, the AWB or LWB payments available to you when you reach the minimum age may not be equal.

AWB is designed for the investor who has undergone a change in circumstances and wants to take withdrawals before reaching the minimum age to qualify for LWB payments.

If you choose to take AWB payments before you qualify for LWB payments, you should consider that the charges for the GMWB for Life rider are designed to support LWB payments for life, and that you may be paying a higher charge without receiving the full benefit.

IF YOU CONTINUE TO MAKE WITHDRAWALS IN EXCESS OF THE LWB ONCE THE MINIMUM AGE TO QUALIFY FOR LWB HAS BEEN REACHED, YOU MAY EVENTUALLY LOSE ANY BENEFIT UNDER LWB.

Whether you choose to access your money using the LWB, AWB, or Guaranteed Principal Option depends on your individual financial circumstances and the performance of your annuity contract. You should consult with your financial adviser to determine which method is best for you.

TAX-QUALIFIED DISTRIBUTION PROGRAMS Subject to certain limitations and restrictions, your LWB and AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, but will not affect the LWB or AWB. The following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     (1) distributions relating to this Contract intended to satisfy the required minimum distribution rules under Internal Revenue Code of 1986, as amended, ("Code"), Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), a tax-sheltered annuity (Code
          Section 403(b)), an individual retirement annuity (Code Section 408(b)), or an eligible deferred compensation plan (Code Section 457(b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate, or as otherwise required to be calculated under the Code and the regulations thereunder;

     (2) distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity Contract provided under Code Section 72(s)(1) for certain amounts payable over the life, or over a period no longer than the remaining life expectancy, of a designated beneficiary relating to this Contract;

     (3) distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of such participant and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract; or

     (4) distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity Contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526, or as subsequently determined under the tax law (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program) relating to this Contract.

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB for Life rider, however your RBB, LWB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB for Life Anniversary, and you may only make the change during the 30-day period after your GMWB for Life Anniversary. At the time you purchase GMWB for Life, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB for Life Anniversary.

You are advised to take your required distributions prior to purchasing GMWB for Life in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB for Life, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB for Life (a "GMWB for Life Year"). If during any GMWB for Life Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB for Life rider, however for the remainder of the GMWB for Life Year your RBB, LWB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

DISTRIBUTIONS UNDER THE TAX-QUALIFIED DISTRIBUTION PROGRAM WILL BE DETERMINED AS IF YOUR CONTRACT UNDER WHICH YOUR GMWB FOR LIFE RIDER WAS ISSUED WERE THE ONLY CONTRACT SUBJECT TO THE ABOVE TAX RULES.

TERMINATION Once you purchase the GMWB for Life rider, you cannot cancel it. However, the rider will automatically terminate when:

          o    you make a full withdrawal of your Contract Value;

          o    you apply all of your Contract Value to an Annuity Option;

          o the Contract Owner dies and a death benefit under your Contract becomes payable, unless the Contract is continued by the beneficiary;

          o the Annuitant dies and the Annuitant is not the person whose life is used to determine guaranteed payments;

          o you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option;

          o    you opt to take the Guaranteed Principal Option; or

          o    you terminate your annuity contract.

Charges for the rider cease upon termination.

OTHER INFORMATION You should also consider the following before you purchase the GMWB for Life rider:

     o The charge for the GMWB for Life rider continues for the life of the rider, even if you never need nor exercise the guarantees under the rider.

     o Withdrawals that are greater than your LWB or AWB will erode your guarantee by serving to more rapidly deplete your RBB.

     o The GMWB for Life rider is not transferable; if you transfer ownership of your Contract, or change the spousal beneficiary under the Joint Life Option, the rider terminates automatically.

     o If you only plan to take AWB, or take the Guaranteed Principal Option, you should consider the higher cost of the GMWB for Life rider which is designed to support payments for life under LWB.

     o If you continue to take AWB once eligible for LWB, you may eventually lose any benefit under LWB.

EFFECT ON THE DEATH BENEFIT The GMWB for Life rider terminates when a death benefit under your Contract becomes payable, except in certain circumstances when the beneficiary may continue the Contract along with the GMWB for Life rider (see "Contract Continuation by Beneficiary" and "Contract Value Reduces to Zero" below).

However, if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described in the "Death Benefit" section, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the rider is added to your Contract.

If the Annuitant dies before the Contract Owner(s), then the GMWB for Life rider will terminate and the beneficiary cannot continue the rider.

Under the Joint Life Option, if the spousal beneficiary predeceases the Contract Owner, the rider continues and no death benefit is paid out; the Contract Owner may then name a new beneficiary for the purposes of the death benefit provisions under the Contract, but not for purposes of the GMWB for Life rider.

Notwithstanding anything in the GMWB for Life rider to the contrary:

(a) in order to comply with section 72(s) of the Code, if the GMWB for Life rider is purchased with respect to a non-qualified annuity contract, any death benefit paid out under the terms of the GMWB for Life rider to a non-spousal Beneficiary upon the death of the owner (or to a payee other than the spouse of the Annuitant on the death of the Annuitant, where the Contract is owned by a non-natural person) (including payments made under the "Contract Continuation by the Beneficiary" provision, "Contract Value Reset to Zero" provision, and any other payments of the AWB and RBB otherwise made after a death) will be paid out in non-increasing annual installments over a period no longer than the remaining single life expectancy of the Beneficiary under the appropriate IRS life expectancy table under Code Section 72 and the regulation thereunder or as otherwise provided under the tax law for non-qualified annuities and under Code
Section 72(s). Such payments must begin within 12 months of the date of death in all cases.

(b) Where the Beneficiary or other payee under paragraph (a) is not a natural person, such period may not extend beyond the fifth anniversary of the date of the death.

(c) If the GMWB for Life rider is issued under a Qualified Contract and the death occurs on or after the Required Beginning Date of distributions to the participant under Code Section 401(a)(9), the period for the payments described in paragraph (a) above may not exceed the longer of: (i) the Beneficiary's or other payee's remaining life expectancy or (ii) the deceased Annuitant's remaining life expectancy in the year of his or her death, reduced by one for each calendar year thereafter.

(d) Where under other sections of the GMWB for Life rider, any payment described in this section ("Effect on Death Benefits") is payable over a shorter period of time, required to begin at an earlier date, or would otherwise be paid more rapidly than under this section ("Effect on Death Benefit"), then such payment will be made under the terms of such other provision.

If annual payments must exceed the AWB in order to comply with these requirements, then these payments will not result in a Partial Withdrawal Reduction to the RBB and AWB as described in the RBB and AWB sections of the GMWB for Life rider. Each withdrawal will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

CONTRACT CONTINUATION BY THE BENEFICIARY Under the Joint Life Option, if the spousal beneficiary elects to continue the Contract instead of receiving the death benefit, the GMWB for Life rider will also continue for the benefit of the spouse. Upon the death of the spouse, the LWB will terminate. However, if there are any remaining AWB payments, such payments may be continued by a surviving beneficiary instead of receiving a death benefit. In such case payments will be made annually on the next rider anniversary, no further resets will be made of the RBB, and the RBB will be reduced by the amount of each payment. Upon the death of such beneficiary, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

Under the Single Life Option, the LWB terminates when a death benefit becomes payable under the Contract, regardless of whether the Contract is continued by a beneficiary. If a non-spousal beneficiary continues the Contract, even under the Joint Life Option, the LWB terminates. However, if there are any remaining AWB payments, such payments may also be continued by a surviving beneficiary as described in the preceding paragraph.

Payments made under the Continuation by the Beneficiary provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner (or upon the death of the Annuitant where the owner is not a natural person), the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

For riders issued under a Qualified Contract, the payments under the Continuation by the Beneficiary provision of the GMWB for Life rider must be paid out at regular intervals in non-increasing annual payments made over a period no longer than that permitted under Code Section 401(a)(9) and the regulations thereunder.

Payments to the Beneficiary or to the owner's estate on the death of the owner, or payments to the Beneficiary's estate (or to the successor beneficiary) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

CONTRACT VALUE REDUCES TO ZERO If your Contract Value reduces to zero for reasons other than you making 1) a withdrawal that exceeds your AWB or LWB or 2) a full withdrawal of your Contract Value, and the minimum age has already been reached to be eligible to receive LWB payments, then we will automatically begin paying you annual payments equal to the LWB as long as you (or you or your spouse under the Joint Life Option) are alive unless you elect to receive annual payments equal to the AWB as set forth below. Payments will be made once a year on each rider effective date anniversary starting with the next anniversary. Each payment will reduce the RBB by the amount of the payment. Alternatively, you have the option to elect in writing to instead receive annual payments equal to the current AWB, as of the date your written election is received in good order at our office, until the RBB is depleted. Upon such election, we will begin paying you the AWB starting on the next rider effective date anniversary following the date your written election is received in good order in our office.

If the minimum age to be eligible for LWB payments has not yet been reached, and the RBB is greater than zero, we will automatically begin paying you annual payments equal to the AWB until the RBB is depleted. All other rights under your Contract cease, we will no longer accept subsequent Purchase Payments and no future resets will be allowed. All other optional endorsements are terminated without value.

Upon your death (or you or your spouse's death under the Joint Life Option), your Beneficiary(s) will receive the following:

     1. Under the Single Life Option, the LWB will be set to $0.00 and the beneficiary(s) will receive annual payments equal to the current AWB until the RBB is depleted. No other death benefit or Enhanced Stepped-Up Provision (if any) will be paid if the RBB is already equal to zero upon the owner's death. The death benefit under the Contract is cancelled. Upon the beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates.

     2. Under the Joint Life Option, the terms of the rider continue and we will continue to your spouse annual payments equal to either the LWB or AWB according to your election prior to your death and the terms described above. The death benefit under the Contract is cancelled. Upon the spouse's death, the LWB will be set to $0.00 and the spousal beneficiary's estate or Beneficiary, as applicable, will receive annual payments equal to the current AWB until the RBB is depleted. Upon that beneficiary's death, if AWB payments are still being made, the payments will continue to the beneficiary's estate unless such other designee has been agreed to by us in writing until the RBB is exhausted at which time the GMWB for Life rider terminates

     3. Payments made under the "Contract value reduces to Zero" provision of the GMWB for Life rider will be adjusted to the extent required so that upon the death of the owner, the RBB is paid out at regular intervals in non-increasing annual payments over a period no longer than permitted under Code Section 72(s) in the case of a rider made a part of a non-qualified Contract.

     4. For riders issued under a Contract that is issued to an Individual Retirement Account under Code Section 408(a), an Individual Retirement Annuity under Code Section 408(b), a Roth

          IRA annuity under Code Section 408A, a SIMPLE IRA annuity under Code
          Section 408(p) or any other annuity under an employer's retirement plan that is subject to the required minimum distribution rules under Code Section 401(a)(9), including the after-death distribution rules under Code Section 401(a)(9)(B) ("Qualified Contracts"), The payments under this provision of the GMWB for Life rider will be adjusted as required to be paid out in a non-increasing annual payments over a period no longer than permitted under Code Section 401(a)(9).

Payments to the Beneficiary (or to the owner's estate on the death of the owner), or payments to the successor beneficiary (or to the Beneficiary's estate) in the case of the Beneficiary's death must be made beginning within twelve months of such death in each case and will be made at least as rapidly as under the payment method, if any, being used at the time of the death.

In the section entitled "Death Benefit," the following paragraph is added as the last paragraph:

If you purchased the GMWB for Life rider and if your Contract provides for a death benefit amount that is the greatest of multiple benefits including the Adjusted Purchase Payment, your Adjusted Purchase Payment will not be calculated as described above, but instead will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date the GMWB for Life rider is added to your Contract.



L-24587                                                         January, 2006

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                          PIONEER ANNUISTAR(SM) ANNUITY
                             PORTFOLIO ARCHITECT II
                           PIONEER ANNUISTAR(SM) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                DECEMBER 30, 2005

                                       FOR

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................       2
PRINCIPAL UNDERWRITER...................................................       2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................       3
VALUATION OF ASSETS.....................................................       3
FEDERAL TAX CONSIDERATIONS..............................................       4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................       8
CONDENSED FINANCIAL INFORMATION.........................................       9
FINANCIAL STATEMENTS....................................................      F1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TIC Separate Account Thirteen for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Connecticut Insurance Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                         TDLLC UNDERWRITING COMMISSIONS

---------------------------------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS PAID TO TDLLC      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                   BY THE COMPANY                          RETAINED BY TDLLC
---------------------------------------------------------------------------------------------------------
2004                                      $132,410                                     $0
---------------------------------------------------------------------------------------------------------
2003                                      $ 73,223                                     $0
---------------------------------------------------------------------------------------------------------
2002                                      $ 88,393                                     $0
---------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New

York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a funding option from one valuation period to the next. The net investment factor for a funding option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable funding option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each funding option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each funding option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each funding option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and

$15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Thirteen for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.279                      --
                                                               2003        1.000           1.224                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.243           1.387                      --
                                                               2003        1.000           1.243                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                  35,918
                                                               2003        1.000           1.214                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.333           1.460                      --
                                                               2003        1.000           1.333                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.000           1.336                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.342                      --
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                      --
                                                               2003        1.000           1.231                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.411           1.649                      --
                                                               2003        1.000           1.411                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.994           1.007                      --
                                                               2003        1.000           0.994                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.109           1.139                  36,173
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.508           1.759                   3,035
                                                               2003        1.000           1.508                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                  15,160
                                                               2003        1.000           1.203                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.211           1.320                      --
                                                               2003        1.000           1.211                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.152           1.204                      --
                                                               2003        1.000           1.152                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.151           1.219                      --
                                                               2003        1.000           1.151                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.288           1.499                      --
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                  13,464
                                                               2003        1.000           1.322                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.259           1.676                   9,713
                                                               2003        1.000           1.259                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  13,226
                                                               2003        1.000           1.353                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                      --
                                                               2003        1.000           1.284                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.088           1.175                      --
                                                               2003        1.000           1.088                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.190           1.303                      --
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                      --
                                                               2003        1.000           1.113                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 231,497
                                                               2003        1.000           1.222                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.241           1.382                 108,904
                                                               2003        1.000           1.241                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 637,163
                                                               2003        1.000           1.213                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.456                 195,100
                                                               2003        1.000           1.331                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.000           1.335                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 533,462
                                                               2003        1.000           1.253                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 151,437
                                                               2003        1.000           1.230                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.643                 181,942
                                                               2003        1.000           1.409                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.993           1.003                 468,464
                                                               2003        1.000           0.993                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.107           1.136                 157,092
                                                               2003        1.000           1.107                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.506           1.753                 140,964
                                                               2003        1.000           1.506                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.368                 426,769
                                                               2003        1.000           1.202                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,099
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.316                 586,630
                                                               2003        1.000           1.209                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.151           1.200                 149,246
                                                               2003        1.000           1.151                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.215                 746,313
                                                               2003        1.000           1.149                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.286           1.494                  27,095
                                                               2003        1.000           1.286                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 236,024
                                                               2003        1.000           1.320                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  40,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                  41,461

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.070                  59,182

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.258           1.670                 237,566
                                                               2003        1.000           1.258                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.589                  92,868
                                                               2003        1.000           1.351                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                  61,193
                                                               2003        1.000           1.282                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.171                 848,679
                                                               2003        1.000           1.086                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.298                 250,563
                                                               2003        1.000           1.188                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 267,186
                                                               2003        1.000           1.112                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.991           0.981                   4,000
                                                               2003        1.000           0.991                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.221           1.272                      --
                                                               2003        1.000           1.221                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.240           1.380                      --
                                                               2003        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.212           1.318                      --
                                                               2003        1.000           1.212                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.453                      --
                                                               2003        1.000           1.331                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.549                   1,081
                                                               2003        1.000           1.334                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.335                      --
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.229           1.284                      --
                                                               2003        1.000           1.229                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.640                      --
                                                               2003        1.000           1.409                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.002                      --
                                                               2003        1.000           0.992                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.134                      --
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.505           1.750                      --
                                                               2003        1.000           1.505                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.201           1.365                      --
                                                               2003        1.000           1.201                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.279           1.481                      --
                                                               2003        1.000           1.279                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.313                      --
                                                               2003        1.000           1.209                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.150           1.198                      --
                                                               2003        1.000           1.150                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.213                      --
                                                               2003        1.000           1.149                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.491                      --
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.319           1.574                      --
                                                               2003        1.000           1.319                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.091                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.257           1.667                      --
                                                               2003        1.000           1.257                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.350           1.586                      --
                                                               2003        1.000           1.350                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.281           1.421                      --
                                                               2003        1.000           1.281                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.169                      --
                                                               2003        1.000           1.086                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.296                      --
                                                               2003        1.000           1.188                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.111           1.181                      --
                                                               2003        1.000           1.111                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                  17,165
                                                               2003        1.000           1.220                  16,944

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.239           1.378                  16,578
                                                               2003        1.000           1.239                  16,578

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                  44,062
                                                               2003        1.000           1.211                  16,965

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.330           1.451                  25,125
                                                               2003        1.000           1.330                  15,592

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.000           1.333                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  26,008
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                   1,836
                                                               2003        1.000           1.228                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.408           1.638                  17,702
                                                               2003        1.000           1.408                  14,907

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.000                  39,336
                                                               2003        1.000           0.992                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.132                   2,028
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.504           1.747                   1,007
                                                               2003        1.000           1.504                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                  29,611
                                                               2003        1.000           1.200                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                      --
                                                               2003        1.000           1.278                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.208           1.311                      --
                                                               2003        1.000           1.208                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.149           1.196                     241
                                                               2003        1.000           1.149                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.148           1.211                  39,838
                                                               2003        1.000           1.148                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.489                      --
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                  22,267
                                                               2003        1.000           1.318                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.090                  12,267

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                   3,220

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                   4,534

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.256           1.664                   1,506
                                                               2003        1.000           1.256                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   1,337
                                                               2003        1.000           1.349                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                     203
                                                               2003        1.000           1.280                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.085           1.168                  23,552
                                                               2003        1.000           1.085                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.187           1.294                     450
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                     241
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.055                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.053                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.144                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.989           0.976                      --
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.266                      --
                                                               2003        1.000           1.219                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.238           1.373                      --
                                                               2003        1.000           1.238                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                      --
                                                               2003        1.000           1.209                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.328           1.446                      --
                                                               2003        1.000           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                      --
                                                               2003        1.000           1.331                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.328                      --
                                                               2003        1.000           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                      --
                                                               2003        1.000           1.227                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.406           1.632                      --
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.990           0.997                      --
                                                               2003        1.000           0.990                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.104           1.128                      --
                                                               2003        1.000           1.104                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.502           1.741                      --
                                                               2003        1.000           1.502                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.358                      --
                                                               2003        1.000           1.199                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                      --
                                                               2003        1.000           1.276                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.206           1.307                      --
                                                               2003        1.000           1.206                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.148           1.192                      --
                                                               2003        1.000           1.148                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.146           1.207                      --
                                                               2003        1.000           1.146                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.283           1.484                      --
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.566                      --
                                                               2003        1.000           1.317                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.088                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.995                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.047           1.067                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.254           1.659                      --
                                                               2003        1.000           1.254                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.578                      --
                                                               2003        1.000           1.348                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                      --
                                                               2003        1.000           1.278                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.084           1.164                      --
                                                               2003        1.000           1.084                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.185           1.290                      --
                                                               2003        1.000           1.185                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                      --
                                                               2003        1.000           1.109                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.217           1.432                  15,912
                                                               2003        1.000           1.217                  15,906

   High Yield Bond Trust (6/04)                                2004        0.992           1.063                      --

   Managed Assets Trust (6/04)                                 2004        0.999           1.061                      --

   Money Market Portfolio (8/03)                               2004        0.994           0.989                  55,015
                                                               2003        1.000           0.994                  13,810

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.147           1.223                   5,818
                                                               2003        1.000           1.147                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.320           1.475                  78,283
                                                               2003        1.000           1.320                   1,971

   Growth Fund - Class 2 Shares (6/03)                         2004        1.259           1.395                 219,842
                                                               2003        1.000           1.259                  22,246

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.257           1.366                 300,402
                                                               2003        1.000           1.257                  11,074

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.264           1.636                  36,978
                                                               2003        1.000           1.264                   4,454

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.285           1.408                  15,633
                                                               2003        1.000           1.285                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.172           1.212                   9,224
                                                               2003        1.000           1.172                   4,928

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.207           1.339                  23,724
                                                               2003        1.000           1.207                   7,501

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.479           1.816                  19,226
                                                               2003        1.000           1.479                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.338           1.562                 136,647
                                                               2003        1.214           1.338                  10,473

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.328           1.517                  13,897
                                                               2003        1.000           1.328                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.212           1.316                  59,615
                                                               2003        1.000           1.212                   8,799

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.274           1.368                  20,461
                                                               2003        1.000           1.274                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.229           1.311                   5,025
                                                               2003        1.000           1.229                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.095           1.167                  45,470
                                                               2003        1.000           1.095                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.192           1.341                      --
                                                               2003        1.000           1.192                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (11/03)        2004        1.386           1.373                      --
                                                               2003        1.000           1.386                      --

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.254           1.290                      --
                                                               2003        1.000           1.254                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.334           1.510                   4,418
                                                               2003        1.000           1.334                   6,395

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.243           1.379                  46,303
                                                               2003        1.000           1.243                   6,194

   Mid-Cap Value Portfolio (6/03)                              2004        1.258           1.537                  48,606
                                                               2003        1.000           1.258                   2,100

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.213                  52,646
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.211                  49,581
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.053                   6,626

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.047           1.122                  82,378
                                                               2003        1.000           1.047                  24,970

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.046                 203,667
                                                               2003        1.000           1.013                  27,766

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.294           1.480                      --
                                                               2003        1.000           1.294                   2,037

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.430           1.777                  23,791
                                                               2003        1.000           1.430                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.311           1.398                  12,599
                                                               2003        1.000           1.311                   4,572

   Investors Fund - Class I (7/03)                             2004        1.274           1.385                  31,394
                                                               2003        1.000           1.274                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.308           1.295                  22,673
                                                               2003        1.000           1.308                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.430           1.621                  38,605
                                                               2003        1.000           1.430                      --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.141           1.194                  63,779
                                                               2003        1.000           1.141                   1,542

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.300           1.490                  81,431
                                                               2003        1.000           1.300                   4,508

   Equity Income Portfolio (7/03)                              2004        1.235           1.336                 149,482
                                                               2003        1.000           1.235                   5,428

   Federated High Yield Portfolio (9/03)                       2004        1.109           1.205                  20,766
                                                               2003        1.000           1.109                  10,968

   Federated Stock Portfolio (6/03)                            2004        1.251           1.362                   2,040
                                                               2003        1.000           1.251                   2,041

   Large Cap Portfolio (9/03)                                  2004        1.189           1.247                   2,620
                                                               2003        1.000           1.189                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.266           1.443                   2,149
                                                               2003        1.000           1.266                      --

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.162           1.325                   4,107
                                                               2003        1.000           1.162                   2,169

   MFS Emerging Growth Portfolio (12/03)                       2004        1.197           1.329                  18,644
                                                               2003        1.000           1.197                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.282           1.440                   2,151
                                                               2003        1.000           1.282                      --

   MFS Value Portfolio (7/04)                                  2004        0.977           1.112                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.192           1.304                      --
                                                               2003        1.000           1.192                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.046                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.015           1.033                  36,710
                                                               2003        1.000           1.015                  10,399

   U.S. Government Securities Portfolio (8/04)                 2004        1.008           1.047                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.226           1.286                   2,050
                                                               2003        1.000           1.226                   2,051

   MFS Total Return Portfolio (5/03)                           2004        1.126           1.236                 131,869
                                                               2003        1.000           1.126                  21,411

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.086                   4,952

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.999           0.995                   8,860
                                                               2003        1.000           0.999                   3,839

   Strategic Equity Portfolio (7/03)                           2004        1.229           1.334                      --
                                                               2003        1.000           1.229                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.261           1.458                  14,305
                                                               2003        1.000           1.261                      --

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.188           1.214                      --
                                                               2003        1.000           1.188                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.240           1.406                  67,973
                                                               2003        1.000           1.240                  32,001

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.185           1.182                  19,446
                                                               2003        1.000           1.185                  15,831

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.411           1.732                  66,031
                                                               2003        1.000           1.411                  13,386

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.216           1.429                      --
                                                               2003        1.000           1.216                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.062                      --

   Managed Assets Trust (6/04)                                 2004        0.999           1.061                      --

   Money Market Portfolio (8/03)                               2004        0.994           0.987                      --
                                                               2003        1.000           0.994                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.146           1.221                      --
                                                               2003        1.000           1.146                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.319           1.473                      --
                                                               2003        1.000           1.319                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.392                      --
                                                               2003        1.000           1.258                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.256           1.364                      --
                                                               2003        1.000           1.256                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.633                      --
                                                               2003        1.000           1.263                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.284           1.406                      --
                                                               2003        1.000           1.284                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.171           1.210                   3,893
                                                               2003        1.000           1.171                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.337                      --
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.478           1.813                      --
                                                               2003        1.000           1.478                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.337           1.559                      --
                                                               2003        1.213           1.337                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.327           1.514                      --
                                                               2003        1.000           1.327                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.211           1.313                      --
                                                               2003        1.000           1.211                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.273           1.366                      --
                                                               2003        1.000           1.273                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.228           1.309                      --
                                                               2003        1.000           1.228                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.094           1.165                      --
                                                               2003        1.000           1.094                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.191           1.338                      --
                                                               2003        1.000           1.191                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.385           1.370                      --
                                                               2003        1.000           1.385                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.253           1.288                      --
                                                               2003        1.000           1.253                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.334           1.507                      --
                                                               2003        1.000           1.334                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.377                      --
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.534                      --
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.079           1.212                      --
                                                               2003        1.000           1.079                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.210                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.046           1.121                      --
                                                               2003        1.000           1.046                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.013           1.045                      --
                                                               2003        1.000           1.013                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.293           1.478                      --
                                                               2003        1.000           1.293                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.429           1.774                      --
                                                               2003        1.000           1.429                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.310           1.395                      --
                                                               2003        1.000           1.310                      --

   Investors Fund - Class I (7/03)                             2004        1.273           1.382                      --
                                                               2003        1.000           1.273                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.307           1.293                      --
                                                               2003        1.000           1.307                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.429           1.618                      --
                                                               2003        1.000           1.429                      --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.140           1.192                      --
                                                               2003        1.000           1.140                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.299           1.488                      --
                                                               2003        1.000           1.299                      --

   Equity Income Portfolio (7/03)                              2004        1.234           1.334                      --
                                                               2003        1.000           1.234                      --

   Federated High Yield Portfolio (9/03)                       2004        1.108           1.203                      --
                                                               2003        1.000           1.108                      --

   Federated Stock Portfolio (6/03)                            2004        1.251           1.360                      --
                                                               2003        1.000           1.251                      --

   Large Cap Portfolio (9/03)                                  2004        1.188           1.245                      --
                                                               2003        1.000           1.188                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.441                   3,601
                                                               2003        1.000           1.265                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.161           1.323                      --
                                                               2003        1.000           1.161                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.196           1.326                      --
                                                               2003        1.000           1.196                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.281           1.438                      --
                                                               2003        1.000           1.281                      --

   MFS Value Portfolio (7/04)                                  2004        0.977           1.111                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.191           1.302                      --
                                                               2003        1.000           1.191                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.045                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.015           1.031                      --
                                                               2003        1.000           1.015                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.008           1.046                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.225           1.283                      --
                                                               2003        1.000           1.225                      --

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.234                   3,929
                                                               2003        1.000           1.125                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.085                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.999           0.994                      --
                                                               2003        1.000           0.999                      --

   Strategic Equity Portfolio (7/03)                           2004        1.228           1.331                      --
                                                               2003        1.000           1.228                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.260           1.456                      --
                                                               2003        1.000           1.260                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.187           1.212                      --
                                                               2003        1.000           1.187                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.239           1.404                      --
                                                               2003        1.000           1.239                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.185           1.180                      --
                                                               2003        1.000           1.185                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.410           1.729                   3,090
                                                               2003        1.000           1.410                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.215           1.427                      --
                                                               2003        1.000           1.215                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.062                      --

   Managed Assets Trust (6/04)                                 2004        0.999           1.060                      --

   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.145           1.219                      --
                                                               2003        1.000           1.145                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.318           1.470                      --
                                                               2003        1.000           1.318                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.258           1.390                      --
                                                               2003        1.000           1.258                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.255           1.361                  58,763
                                                               2003        1.000           1.255                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.263           1.630                      --
                                                               2003        1.000           1.263                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.283           1.404                      --
                                                               2003        1.000           1.283                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.170           1.208                      --
                                                               2003        1.000           1.170                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.206           1.334                      --
                                                               2003        1.000           1.206                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.477           1.810                   1,411
                                                               2003        1.000           1.477                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.213           1.336                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.326           1.512                      --
                                                               2003        1.000           1.326                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.311                      --
                                                               2003        1.000           1.210                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.272           1.364                      --
                                                               2003        1.000           1.272                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.227           1.307                      --
                                                               2003        1.000           1.227                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.093           1.163                      --
                                                               2003        1.000           1.093                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.190           1.336                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.384           1.368                      --
                                                               2003        1.000           1.384                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.252           1.286                      --
                                                               2003        1.000           1.252                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.333           1.505                      --
                                                               2003        1.000           1.333                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.242           1.374                      --
                                                               2003        1.000           1.242                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.257           1.532                      --
                                                               2003        1.000           1.257                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.210                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.208                      --
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.979           1.052                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.045           1.119                      --
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.012           1.043                 239,136
                                                               2003        1.000           1.012                 248,715

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.292           1.475                      --
                                                               2003        1.000           1.292                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.428           1.771                      --
                                                               2003        1.000           1.428                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.309           1.393                   3,216
                                                               2003        1.000           1.309                      --

   Investors Fund - Class I (7/03)                             2004        1.272           1.380                      --
                                                               2003        1.000           1.272                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.306           1.290                   3,293
                                                               2003        1.000           1.306                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.428           1.615                      --
                                                               2003        1.000           1.428                      --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.139           1.190                      --
                                                               2003        1.000           1.139                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.298           1.485                      --
                                                               2003        1.000           1.298                      --

   Equity Income Portfolio (7/03)                              2004        1.233           1.332                      --
                                                               2003        1.000           1.233                      --

   Federated High Yield Portfolio (9/03)                       2004        1.107           1.201                   2,954
                                                               2003        1.000           1.107                      --

   Federated Stock Portfolio (6/03)                            2004        1.250           1.358                      --
                                                               2003        1.000           1.250                      --

   Large Cap Portfolio (9/03)                                  2004        1.187           1.243                      --
                                                               2003        1.000           1.187                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.265           1.438                      --
                                                               2003        1.000           1.265                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.160           1.321                      --
                                                               2003        1.000           1.160                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.195           1.324                      --
                                                               2003        1.000           1.195                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.436                      --
                                                               2003        1.000           1.280                      --

   MFS Value Portfolio (7/04)                                  2004        0.977           1.110                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.190           1.300                      --
                                                               2003        1.000           1.190                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.925           1.045                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.014           1.029                      --
                                                               2003        1.000           1.014                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.045                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.224           1.281                      --
                                                               2003        1.000           1.224                      --

   MFS Total Return Portfolio (5/03)                           2004        1.125           1.232                   1,901
                                                               2003        1.000           1.125                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.084                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.992                      --
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (7/03)                           2004        1.227           1.329                      --
                                                               2003        1.000           1.227                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.453                      --
                                                               2003        1.000           1.259                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.186           1.210                      --
                                                               2003        1.000           1.186                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.238           1.401                   1,744
                                                               2003        1.000           1.238                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.184           1.178                      --
                                                               2003        1.000           1.184                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.409           1.726                   2,264
                                                               2003        1.000           1.409                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.214           1.425                  25,833
                                                               2003        1.000           1.214                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.061                 170,089

   Managed Assets Trust (6/04)                                 2004        0.999           1.059                 109,870

   Money Market Portfolio (8/03)                               2004        0.992           0.984                  36,220
                                                               2003        1.000           0.992                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.144           1.217                  21,531
                                                               2003        1.000           1.144                  21,531

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.317           1.468                 149,448
                                                               2003        1.000           1.317                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.257           1.388                 906,086
                                                               2003        1.000           1.257                  53,198

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.254           1.359                 946,118
                                                               2003        1.000           1.254                  49,264

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.262           1.627                 172,018
                                                               2003        1.000           1.262                  45,052

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.282           1.401                 109,418
                                                               2003        1.000           1.282                  38,167

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.169           1.206                  22,394
                                                               2003        1.000           1.169                  21,793

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.205           1.332                 156,958
                                                               2003        1.000           1.205                  11,224

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.476           1.807                  30,080
                                                               2003        1.000           1.476                   2,147

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.554                  31,291
                                                               2003        1.213           1.335                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.325           1.509                 139,778
                                                               2003        1.000           1.325                   7,958

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.210           1.309                 335,639
                                                               2003        1.000           1.210                 132,206

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.271           1.361                 118,346
                                                               2003        1.000           1.271                  28,519

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.226           1.305                      --
                                                               2003        1.000           1.226                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.092           1.161                   5,484
                                                               2003        1.000           1.092                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.190           1.334                      --
                                                               2003        1.000           1.190                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.383           1.366                   4,212
                                                               2003        1.000           1.383                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.251           1.284                  13,137
                                                               2003        1.000           1.251                   4,709

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.332           1.502                  17,540
                                                               2003        1.000           1.332                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.241           1.372                 188,037
                                                               2003        1.000           1.241                  16,267

   Mid-Cap Value Portfolio (6/03)                              2004        1.256           1.529                 209,822
                                                               2003        1.000           1.256                  23,535

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.209                  94,261
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.072           1.207                 107,614
                                                               2003        1.000           1.072                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.051                  28,670

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.045           1.117                  75,765
                                                               2003        1.000           1.045                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.011           1.041                 332,672
                                                               2003        1.000           1.011                  85,993

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.291           1.473                  42,749
                                                               2003        1.000           1.291                  18,770

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.427           1.768                  75,102
                                                               2003        1.000           1.427                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.308           1.391                 125,494
                                                               2003        1.000           1.308                  18,909

   Investors Fund - Class I (7/03)                             2004        1.272           1.378                 161,246
                                                               2003        1.000           1.272                  72,552

   Large Cap Growth Fund - Class I (9/03)                      2004        1.306           1.288                  34,345
                                                               2003        1.000           1.306                   7,268

   Small Cap Growth Fund - Class I (8/03)                      2004        1.427           1.613                 100,647
                                                               2003        1.000           1.427                  42,389

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.139           1.188                  43,059
                                                               2003        1.000           1.139                   7,528

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.297           1.483                 128,859
                                                               2003        1.000           1.297                  13,688

   Equity Income Portfolio (7/03)                              2004        1.233           1.330                 158,224
                                                               2003        1.000           1.233                  20,772

   Federated High Yield Portfolio (9/03)                       2004        1.107           1.199                 120,456
                                                               2003        1.000           1.107                  45,803

   Federated Stock Portfolio (6/03)                            2004        1.249           1.355                  88,981
                                                               2003        1.000           1.249                      --

   Large Cap Portfolio (9/03)                                  2004        1.186           1.241                 118,688
                                                               2003        1.000           1.186                  51,004

   Lazard International Stock Portfolio (8/03)                 2004        1.264           1.436                  55,863
                                                               2003        1.000           1.264                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.159           1.319                 116,929
                                                               2003        1.000           1.159                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.195           1.322                  12,041
                                                               2003        1.000           1.195                   2,552

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.280           1.433                  39,384
                                                               2003        1.000           1.280                  10,082

   MFS Value Portfolio (7/04)                                  2004        0.977           1.109                  18,861

   Pioneer Fund Portfolio (4/03)                               2004        1.189           1.297                   3,416
                                                               2003        1.000           1.189                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.044                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.013           1.027                  86,898
                                                               2003        1.000           1.013                   4,955

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.045                 116,718

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.224           1.279                   9,313
                                                               2003        1.000           1.224                      --

   MFS Total Return Portfolio (5/03)                           2004        1.124           1.230                 414,664
                                                               2003        1.000           1.124                 231,203

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.084                  52,334

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.991                   4,481
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (7/03)                           2004        1.226           1.327                  10,950
                                                               2003        1.000           1.226                  10,950

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.259           1.451                 125,674
                                                               2003        1.000           1.259                   1,953

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.185           1.208                      --
                                                               2003        1.000           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.237           1.399                 115,023
                                                               2003        1.000           1.237                   1,947

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.183           1.176                      --
                                                               2003        1.000           1.183                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.408           1.723                 161,983
                                                               2003        1.000           1.408                  18,696

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.213           1.422                  46,310
                                                               2003        1.000           1.213                   2,811

   High Yield Bond Trust (6/04)                                2004        0.991           1.060                  24,059

   Managed Assets Trust (6/04)                                 2004        0.999           1.058                   3,257

   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.143           1.215                  11,871
                                                               2003        1.000           1.143                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.465                 724,379
                                                               2003        1.000           1.316                 334,172

   Growth Fund - Class 2 Shares (6/03)                         2004        1.256           1.386               2,792,430
                                                               2003        1.000           1.256               1,108,174

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.357               3,426,738
                                                               2003        1.000           1.253               1,314,244

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.261           1.625                 497,837
                                                               2003        1.000           1.261                 150,157

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.281           1.399                  23,233
                                                               2003        1.000           1.281                     464

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.168           1.204                  42,223
                                                               2003        1.000           1.168                  35,461

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.204           1.330                 247,727
                                                               2003        1.000           1.204                 111,096

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.475           1.804                 103,518
                                                               2003        1.000           1.475                  32,338

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.212           1.335                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.324           1.507                 237,265
                                                               2003        1.000           1.324                  59,268

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.209           1.307                 689,882
                                                               2003        1.000           1.209                 286,088

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.270           1.359                  48,065
                                                               2003        1.000           1.270                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.303                   4,814
                                                               2003        1.000           1.225                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.092           1.159                  25,260
                                                               2003        1.000           1.092                  24,024

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.189           1.332                  12,822
                                                               2003        1.000           1.189                  12,822

   Global Technology Portfolio - Service Shares (11/03)        2004        1.382           1.363                  17,360
                                                               2003        1.000           1.382                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.250           1.282                      --
                                                               2003        1.000           1.250                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.331           1.499                 162,415
                                                               2003        1.000           1.331                   7,627

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.240           1.370                 373,529
                                                               2003        1.000           1.240                   5,171

   Mid-Cap Value Portfolio (6/03)                              2004        1.255           1.527                 184,238
                                                               2003        1.000           1.255                  22,815

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.208                 390,647
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.206                 181,355
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.050                   5,752

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.044           1.115                 184,711
                                                               2003        1.000           1.044                  17,217

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.039                 683,510
                                                               2003        1.000           1.010                   8,553

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.290           1.470                   3,230
                                                               2003        1.000           1.290                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.426           1.765                  32,407
                                                               2003        1.000           1.426                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.307           1.388                 157,285
                                                               2003        1.000           1.307                  17,869

   Investors Fund - Class I (7/03)                             2004        1.271           1.375                  38,512
                                                               2003        1.000           1.271                  22,276

   Large Cap Growth Fund - Class I (9/03)                      2004        1.305           1.286                  80,391
                                                               2003        1.000           1.305                  69,744

   Small Cap Growth Fund - Class I (8/03)                      2004        1.426           1.610                 153,104
                                                               2003        1.000           1.426                  27,380

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.138           1.186                  59,172
                                                               2003        1.000           1.138                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.296           1.480                  42,350
                                                               2003        1.000           1.296                   9,293

   Equity Income Portfolio (7/03)                              2004        1.232           1.327                 305,326
                                                               2003        1.000           1.232                  62,666

   Federated High Yield Portfolio (9/03)                       2004        1.106           1.197                 228,788
                                                               2003        1.000           1.106                  17,004

   Federated Stock Portfolio (6/03)                            2004        1.248           1.353                  38,606
                                                               2003        1.000           1.248                  18,144

   Large Cap Portfolio (9/03)                                  2004        1.186           1.239                 101,643
                                                               2003        1.000           1.186                  27,138

   Lazard International Stock Portfolio (8/03)                 2004        1.263           1.433                 100,973
                                                               2003        1.000           1.263                   8,472

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.158           1.317                 169,721
                                                               2003        1.000           1.158                  19,489

   MFS Emerging Growth Portfolio (12/03)                       2004        1.194           1.320                  35,297
                                                               2003        1.000           1.194                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.279           1.431                  60,927
                                                               2003        1.000           1.279                  10,971

   MFS Value Portfolio (7/04)                                  2004        0.977           1.109                   7,576

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.295                  12,601
                                                               2003        1.000           1.188                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.043                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.013           1.026                 383,445
                                                               2003        1.000           1.013                   1,178

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.044                     504

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.223           1.277                  11,734
                                                               2003        1.000           1.223                      --

   MFS Total Return Portfolio (5/03)                           2004        1.123           1.228                 697,939
                                                               2003        1.000           1.123                  68,755

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.083                  44,517

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.998           0.990                  41,915
                                                               2003        1.000           0.998                      --

   Strategic Equity Portfolio (7/03)                           2004        1.225           1.325                  28,511
                                                               2003        1.000           1.225                  22,609

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.258           1.448                 188,616
                                                               2003        1.000           1.258                  74,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.185           1.206                  23,247
                                                               2003        1.000           1.185                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.237           1.397                 336,428
                                                               2003        1.000           1.237                 101,724

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.182           1.174                  10,861
                                                               2003        1.000           1.182                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.407           1.720                 278,559
                                                               2003        1.000           1.407                  39,726

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.213           1.420                      --
                                                               2003        1.000           1.213                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                   3,808

   Managed Assets Trust (6/04)                                 2004        0.999           1.058                      --

   Money Market Portfolio (8/03)                               2004        0.991           0.981                   4,000
                                                               2003        1.000           0.991                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.143           1.213                      --
                                                               2003        1.000           1.143                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.316           1.463                   3,927
                                                               2003        1.000           1.316                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.255           1.383                  11,535
                                                               2003        1.000           1.255                      --

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.253           1.354                   9,193
                                                               2003        1.000           1.253                      --

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.260           1.622                   8,022
                                                               2003        1.000           1.260                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.280           1.397                      --
                                                               2003        1.000           1.280                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.168           1.202                      --
                                                               2003        1.000           1.168                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.203           1.328                   9,484
                                                               2003        1.000           1.203                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.474           1.801                      --
                                                               2003        1.000           1.474                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.334           1.549                   1,081
                                                               2003        1.212           1.334                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.323           1.504                   8,949
                                                               2003        1.000           1.323                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.208           1.305                   4,855
                                                               2003        1.000           1.208                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.269           1.357                      --
                                                               2003        1.000           1.269                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.225           1.300                      --
                                                               2003        1.000           1.225                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.091           1.157                      --
                                                               2003        1.000           1.091                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.188           1.329                      --
                                                               2003        1.000           1.188                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Global Technology Portfolio - Service Shares (11/03)        2004        1.382           1.361                      --
                                                               2003        1.000           1.382                      --

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.250           1.280                      --
                                                               2003        1.000           1.250                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.330           1.497                   2,910
                                                               2003        1.000           1.330                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.239           1.367                  15,775
                                                               2003        1.000           1.239                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.254           1.524                  16,171
                                                               2003        1.000           1.254                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.206                  18,660
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.204                   9,791
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.050                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.043           1.113                   6,362
                                                               2003        1.000           1.043                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.010           1.038                   9,658
                                                               2003        1.000           1.010                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.289           1.468                      --
                                                               2003        1.000           1.289                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.425           1.762                   6,528
                                                               2003        1.000           1.425                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.306           1.386                      --
                                                               2003        1.000           1.306                      --

   Investors Fund - Class I (7/03)                             2004        1.270           1.373                   3,606
                                                               2003        1.000           1.270                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.304           1.284                   1,333
                                                               2003        1.000           1.304                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.425           1.607                   3,561
                                                               2003        1.000           1.425                      --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.137           1.184                   4,441
                                                               2003        1.000           1.137                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.478                      --
                                                               2003        1.000           1.295                      --

   Equity Income Portfolio (7/03)                              2004        1.231           1.325                      --
                                                               2003        1.000           1.231                      --

   Federated High Yield Portfolio (9/03)                       2004        1.105           1.195                  11,358
                                                               2003        1.000           1.105                      --

   Federated Stock Portfolio (6/03)                            2004        1.247           1.351                      --
                                                               2003        1.000           1.247                      --

   Large Cap Portfolio (9/03)                                  2004        1.185           1.236                      --
                                                               2003        1.000           1.185                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Lazard International Stock Portfolio (8/03)                 2004        1.262           1.431                   4,169
                                                               2003        1.000           1.262                      --

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.158           1.314                   9,056
                                                               2003        1.000           1.158                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.193           1.317                      --
                                                               2003        1.000           1.193                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.278           1.428                      --
                                                               2003        1.000           1.278                      --

   MFS Value Portfolio (7/04)                                  2004        0.976           1.108                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.188           1.293                      --
                                                               2003        1.000           1.188                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.924           1.043                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.012           1.024                  13,616
                                                               2003        1.000           1.012                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.007           1.043                   3,767

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.222           1.275                      --
                                                               2003        1.000           1.222                      --

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.226                   4,688
                                                               2003        1.000           1.122                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.082                   6,561

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.989                   5,046
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (7/03)                           2004        1.225           1.323                      --
                                                               2003        1.000           1.225                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.257           1.446                      --
                                                               2003        1.000           1.257                      --

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.184           1.204                      --
                                                               2003        1.000           1.184                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.236           1.394                  12,353
                                                               2003        1.000           1.236                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.181           1.172                      --
                                                               2003        1.000           1.181                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.406           1.718                   3,804
                                                               2003        1.000           1.406                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.212           1.418                   8,665
                                                               2003        1.000           1.212                      --

   High Yield Bond Trust (6/04)                                2004        0.991           1.059                   2,870

   Managed Assets Trust (6/04)                                 2004        0.998           1.057                      --

   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.142           1.211                      --
                                                               2003        1.000           1.142                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.315           1.460                  88,114
                                                               2003        1.000           1.315                   1,892

   Growth Fund - Class 2 Shares (6/03)                         2004        1.254           1.381                 130,446
                                                               2003        1.000           1.254                  13,201

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.252           1.352                 227,798
                                                               2003        1.000           1.252                  28,884

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.259           1.619                 170,988
                                                               2003        1.000           1.259                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.279           1.394                      --
                                                               2003        1.000           1.279                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.167           1.200                  11,352
                                                               2003        1.000           1.167                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.202           1.325                  29,113
                                                               2003        1.000           1.202                   6,436

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.473           1.798                   1,577
                                                               2003        1.000           1.473                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.211           1.333                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.322           1.502                  22,897
                                                               2003        1.000           1.322                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.207           1.302                 133,818
                                                               2003        1.000           1.207                   2,212

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.268           1.354                   3,788
                                                               2003        1.000           1.268                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.224           1.298                      --
                                                               2003        1.000           1.224                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.090           1.155                      --
                                                               2003        1.000           1.090                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.187           1.327                      --
                                                               2003        1.000           1.187                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.381           1.359                      --
                                                               2003        1.000           1.381                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.249           1.278                      --
                                                               2003        1.000           1.249                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.329           1.495                  55,373
                                                               2003        1.000           1.329                  55,373

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.238           1.365                  24,914
                                                               2003        1.000           1.238                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.253           1.522                  57,801
                                                               2003        1.000           1.253                  13,002

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.205                  21,269
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.203                   5,265
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.978           1.049                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.042           1.111                   6,657
                                                               2003        1.000           1.042                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.009           1.036                 140,311
                                                               2003        1.000           1.009                  54,621

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.288           1.465                      --
                                                               2003        1.000           1.288                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.424           1.759                  14,934
                                                               2003        1.000           1.424                  10,103

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.305           1.384                     275
                                                               2003        1.000           1.305                      --

   Investors Fund - Class I (7/03)                             2004        1.269           1.371                      --
                                                               2003        1.000           1.269                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.303           1.282                  69,345
                                                               2003        1.000           1.303                  54,503

   Small Cap Growth Fund - Class I (8/03)                      2004        1.424           1.605                 158,043
                                                               2003        1.000           1.424                   1,726

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.136           1.182                      --
                                                               2003        1.000           1.136                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.295           1.475                      --
                                                               2003        1.000           1.295                      --

   Equity Income Portfolio (7/03)                              2004        1.230           1.323                      --
                                                               2003        1.000           1.230                      --

   Federated High Yield Portfolio (9/03)                       2004        1.104           1.193                   2,537
                                                               2003        1.000           1.104                      --

   Federated Stock Portfolio (6/03)                            2004        1.246           1.349                   9,849
                                                               2003        1.000           1.246                      --

   Large Cap Portfolio (9/03)                                  2004        1.184           1.234                  91,451
                                                               2003        1.000           1.184                  62,023

   Lazard International Stock Portfolio (8/03)                 2004        1.261           1.429                      --
                                                               2003        1.000           1.261                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.157           1.312                  24,519
                                                               2003        1.000           1.157                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.192           1.315                   2,386
                                                               2003        1.000           1.192                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.277           1.426                  32,738
                                                               2003        1.000           1.277                  20,866

   MFS Value Portfolio (7/04)                                  2004        0.976           1.107                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.187           1.291                      --
                                                               2003        1.000           1.187                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.923           1.042                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.011           1.022                      --
                                                               2003        1.000           1.011                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.006           1.043                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.221           1.273                      --
                                                               2003        1.000           1.221                      --

   MFS Total Return Portfolio (5/03)                           2004        1.122           1.224                  56,755
                                                               2003        1.000           1.122                   6,878

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.979           1.081                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.987                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (7/03)                           2004        1.224           1.320                   8,669
                                                               2003        1.000           1.224                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.256           1.444                  32,088
                                                               2003        1.000           1.256                   4,136

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.183           1.202                      --
                                                               2003        1.000           1.183                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.235           1.392                  56,494
                                                               2003        1.000           1.235                   4,134

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.181           1.170                  74,996
                                                               2003        1.000           1.181                  59,036

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.405           1.715                  52,680
                                                               2003        1.000           1.405                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.000           1.170                      --

   High Yield Bond Trust (6/04)                                2004        1.008           1.076                      --

   Managed Assets Trust (6/04)                                 2004        1.013           1.072                      --

   Money Market Portfolio (8/03)                               2004        1.000           0.995                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.000           1.059                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.000           1.114                   8,168

   Growth Fund - Class 2 Shares (6/03)                         2004        1.000           1.086                  10,072

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.000           1.065                   8,461

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.000           1.288                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.000           1.094                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.000           1.023                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.000           1.101                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.000           1.262                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.000           1.120                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.000           1.070                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.000           1.055                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.000           1.066                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.000           1.069                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.000           1.039                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.000           1.053                      --

   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.000           1.088                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.000           1.126                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.000           1.100                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.000           1.161                      --

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.117                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.000           1.120                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.992           1.063                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.000           1.068                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Total Return Portfolio - Administrative Class (5/03)        2004        1.000           1.045                   6,721

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.000           1.160                      --

   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.000           1.194                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.000           1.058                      --

   Investors Fund - Class I (7/03)                             2004        1.000           1.080                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.000           0.991                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.000           1.167                      --

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.000           1.043                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.000           1.120                      --

   Equity Income Portfolio (7/03)                              2004        1.000           1.103                      --

   Federated High Yield Portfolio (9/03)                       2004        1.000           1.079                      --

   Federated Stock Portfolio (6/03)                            2004        1.000           1.080                      --

   Large Cap Portfolio (9/03)                                  2004        1.000           1.049                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.000           1.146                      --

   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.000           1.125                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.000           1.082                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.000           1.074                      --

   MFS Value Portfolio (7/04)                                  2004        0.994           1.127                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Fund Portfolio (4/03)                               2004        1.000           1.094                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.954           1.076                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.000           1.032                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.036           1.073                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.000           1.055                      --

   MFS Total Return Portfolio (5/03)                           2004        1.000           1.096                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        1.000           1.104                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        1.000           0.998                      --

   Strategic Equity Portfolio (7/03)                           2004        1.000           1.098                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.132                      --

   Enterprise Portfolio - Class II Shares (1/04)               2004        1.000           1.038                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.000           1.108                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.000           1.040                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.000           1.228                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Capital Appreciation Fund (10/03)                           2004        1.210           1.413                      --
                                                               2003        1.000           1.210                      --

   High Yield Bond Trust (6/04)                                2004        0.990           1.057                      --

   Managed Assets Trust (6/04)                                 2004        0.998           1.056                      --

   Money Market Portfolio (8/03)                               2004        0.989           0.976                      --
                                                               2003        1.000           0.989                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (10/03)                                             2004        1.140           1.207                      --
                                                               2003        1.000           1.140                      --

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (6/03)                  2004        1.313           1.455                      --
                                                               2003        1.000           1.313                      --

   Growth Fund - Class 2 Shares (6/03)                         2004        1.252           1.376                  13,007
                                                               2003        1.000           1.252                   8,906

   Growth-Income Fund - Class 2 Shares (6/03)                  2004        1.250           1.348                  11,257
                                                               2003        1.000           1.250                  11,257

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/03)            2004        1.258           1.614                      --
                                                               2003        1.000           1.258                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.278           1.390                      --
                                                               2003        1.000           1.278                      --

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (5/03)                           2004        1.165           1.196                   4,718
                                                               2003        1.000           1.165                   4,718

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (6/03)       2004        1.201           1.321                      --
                                                               2003        1.000           1.201                      --

   Templeton Developing Markets Securities Fund - Class 2
   Shares (7/03)                                               2004        1.471           1.792                      --
                                                               2003        1.000           1.471                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                      --
                                                               2003        1.210           1.331                      --

   Templeton Growth Securities Fund - Class 2 Shares (6/03)    2004        1.321           1.497                      --
                                                               2003        1.000           1.321                      --

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.206           1.298                      --
                                                               2003        1.000           1.206                      --

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (7/03)                                       2004        1.267           1.350                      --
                                                               2003        1.000           1.267                      --

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.222           1.294                      --
                                                               2003        1.000           1.222                      --

Janus Aspen Series
   Balanced Portfolio - Service Shares (7/03)                  2004        1.089           1.152                      --
                                                               2003        1.000           1.089                      --

   Global Life Sciences Portfolio - Service Shares (12/03)     2004        1.186           1.323                      --
                                                               2003        1.000           1.186                      --

   Global Technology Portfolio - Service Shares (11/03)        2004        1.379           1.354                      --
                                                               2003        1.000           1.379                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Worldwide Growth Portfolio - Service Shares (7/03)          2004        1.247           1.273                      --
                                                               2003        1.000           1.247                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (10/03)               2004        1.327           1.490                      --
                                                               2003        1.000           1.327                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (8/03)                          2004        1.237           1.361                      --
                                                               2003        1.000           1.237                      --

   Mid-Cap Value Portfolio (6/03)                              2004        1.252           1.516                   8,386
                                                               2003        1.000           1.252                   4,576

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.078           1.202                      --
                                                               2003        1.000           1.078                      --

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.071           1.200                      --
                                                               2003        1.000           1.071                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (7/04)     2004        0.977           1.047                      --

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (9/03)         2004        1.041           1.107                      --
                                                               2003        1.000           1.041                      --

   Total Return Portfolio - Administrative Class (5/03)        2004        1.008           1.032                      --
                                                               2003        1.000           1.008                      --

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (6/03)                                               2004        1.287           1.460                      --
                                                               2003        1.000           1.287                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/03)     2004        1.422           1.753                      --
                                                               2003        1.000           1.422                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (8/03)                               2004        1.304           1.379                      --
                                                               2003        1.000           1.304                      --

   Investors Fund - Class I (7/03)                             2004        1.267           1.366                      --
                                                               2003        1.000           1.267                      --

   Large Cap Growth Fund - Class I (9/03)                      2004        1.301           1.278                   4,379
                                                               2003        1.000           1.301                      --

   Small Cap Growth Fund - Class I (8/03)                      2004        1.422           1.599                   4,243
                                                               2003        1.000           1.422                   4,243

The Travelers Series Trust
   Convertible Securities Portfolio (7/03)                     2004        1.135           1.178                      --
                                                               2003        1.000           1.135                      --

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.293           1.470                      --
                                                               2003        1.000           1.293                      --

   Equity Income Portfolio (7/03)                              2004        1.228           1.318                      --
                                                               2003        1.000           1.228                      --

   Federated High Yield Portfolio (9/03)                       2004        1.103           1.189                      --
                                                               2003        1.000           1.103                      --

   Federated Stock Portfolio (6/03)                            2004        1.245           1.344                      --
                                                               2003        1.000           1.245                      --

   Large Cap Portfolio (9/03)                                  2004        1.182           1.230                      --
                                                               2003        1.000           1.182                      --

   Lazard International Stock Portfolio (8/03)                 2004        1.259           1.424                   6,836
                                                               2003        1.000           1.259                   6,836

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Merrill Lynch Large Cap Core Portfolio (7/03)               2004        1.155           1.308                      --
                                                               2003        1.000           1.155                      --

   MFS Emerging Growth Portfolio (12/03)                       2004        1.191           1.311                      --
                                                               2003        1.000           1.191                      --

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.275           1.421                      --
                                                               2003        1.000           1.275                      --

   MFS Value Portfolio (7/04)                                  2004        0.976           1.106                      --

   Pioneer Fund Portfolio (4/03)                               2004        1.185           1.287                      --
                                                               2003        1.000           1.185                      --

   Social Awareness Stock Portfolio (9/04)                     2004        0.923           1.040                      --

   Travelers Quality Bond Portfolio (8/03)                     2004        1.010           1.019                      --
                                                               2003        1.000           1.010                      --

   U.S. Government Securities Portfolio (8/04)                 2004        1.006           1.041                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/03)                  2004        1.219           1.269                      --
                                                               2003        1.000           1.219                      --

   MFS Total Return Portfolio (5/03)                           2004        1.120           1.220                      --
                                                               2003        1.000           1.120                      --

   Pioneer Strategic Income Portfolio (6/04)                   2004        0.978           1.080                      --

   SB Adjustable Rate Income Portfolio - Class I
   Shares (12/03)                                              2004        0.997           0.985                      --
                                                               2003        1.000           0.997                      --

   Strategic Equity Portfolio (7/03)                           2004        1.222           1.316                      --
                                                               2003        1.000           1.222                      --

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.254           1.439                      --
                                                               2003        1.000           1.254                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Enterprise Portfolio - Class II Shares (1/04)               2004        1.181           1.198                      --
                                                               2003        1.000           1.181                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (5/03)            2004        1.233           1.387                      --
                                                               2003        1.000           1.233                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (6/03)                                              2004        1.179           1.166                   4,895
                                                               2003        1.000           1.179                      --

   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.403           1.709                   4,277
                                                               2003        1.000           1.403                   4,277

                                      NOTES

Effective 07/26/2004 Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Janus Aspen Series: Balanced Portfolio - Service Shares is no available to new Contract Owners.

Janus Aspen Series: Global Life Science Portfolio - Service Shares is not available to new Contract Owners.

Janus Aspen Series: Worldwide Growth Portfolio - Service Shares is not available to new Contract Owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is not available to new Contract. Owners.

Van Kampen Life Investment Trust- Enterprise Portfolio Class II Shares is not available to new Contract Owners.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.997           0.990                      --
                                                               2003        1.000           0.997                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.080           1.129                      --
                                                               2003        1.000           1.080                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.069           1.193                      --
                                                               2003        1.000           1.069                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.089           1.189                      --
                                                               2003        1.000           1.089                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.081           1.185                      --
                                                               2003        1.000           1.081                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.113           1.297                      --
                                                               2003        1.000           1.113                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.077           1.152                      --
                                                               2003        1.000           1.077                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.089           1.141                      --
                                                               2003        1.000           1.089                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.155           1.350                      --
                                                               2003        1.000           1.155                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.007           1.020                      --
                                                               2003        1.000           1.007                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.052           1.082                      --
                                                               2003        1.000           1.052                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.202           1.402                      --
                                                               2003        1.000           1.202                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.092           1.246                      --
                                                               2003        1.000           1.092                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.367                      --
                                                               2003        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.093           1.192                      --
                                                               2003        1.000           1.093                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.091                      --
                                                               2003        1.000           1.043                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.066           1.129                      --
                                                               2003        1.000           1.066                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.152           1.342                      --
                                                               2003        1.000           1.152                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.130           1.353                      --
                                                               2003        1.000           1.130                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.023           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.101           1.466                      --
                                                               2003        1.000           1.101                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.100           1.297                      --
                                                               2003        1.000           1.100                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.181                      --
                                                               2003        1.000           1.061                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.055           1.141                      --
                                                               2003        1.000           1.055                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.097           1.202                      --
                                                               2003        1.000           1.097                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.132                      --
                                                               2003        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.993           0.986                  19,865
                                                               2003        1.000           0.993                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.224           1.279                      --
                                                               2003        1.000           1.224                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.243           1.387                      --
                                                               2003        1.000           1.243                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.214           1.324                  35,918
                                                               2003        1.000           1.214                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.333           1.460                      --
                                                               2003        1.000           1.333                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.336           1.557                  11,039
                                                               2003        1.000           1.336                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.255           1.342                      --
                                                               2003        1.000           1.255                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.231           1.290                      --
                                                               2003        1.000           1.231                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.411           1.649                      --
                                                               2003        1.000           1.411                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.994           1.007                      --
                                                               2003        1.000           0.994                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.109           1.139                  36,173
                                                               2003        1.000           1.109                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.508           1.759                   3,035
                                                               2003        1.000           1.508                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.203           1.372                  15,160
                                                               2003        1.000           1.203                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.281           1.488                      --
                                                               2003        1.000           1.281                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.211           1.320                      --
                                                               2003        1.000           1.211                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.152           1.204                      --
                                                               2003        1.000           1.152                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.151           1.219                      --
                                                               2003        1.000           1.151                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.288           1.499                      --
                                                               2003        1.000           1.288                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.322           1.582                  13,464
                                                               2003        1.000           1.322                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.094                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.994           1.000                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.072                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.259           1.676                   9,713
                                                               2003        1.000           1.259                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.353           1.594                  13,226
                                                               2003        1.000           1.353                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.284           1.428                      --
                                                               2003        1.000           1.284                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.088           1.175                      --
                                                               2003        1.000           1.088                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.190           1.303                      --
                                                               2003        1.000           1.190                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.113           1.187                      --
                                                               2003        1.000           1.113                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.996           0.988                   1,115
                                                               2003        1.000           0.996                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.079           1.126                  14,804
                                                               2003        1.000           1.079                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.068           1.190                  11,715
                                                               2003        1.000           1.068                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.185                 166,429
                                                               2003        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.081           1.182                  36,947
                                                               2003        1.000           1.081                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.113           1.294                  62,699
                                                               2003        1.000           1.113                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.077           1.149                  11,912
                                                               2003        1.000           1.077                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.139                  71,475
                                                               2003        1.000           1.088                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.154           1.347                  24,509
                                                               2003        1.000           1.154                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.006           1.017                      --
                                                               2003        1.000           1.006                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.052           1.079                  47,669
                                                               2003        1.000           1.052                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.201           1.398                  22,660
                                                               2003        1.000           1.201                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.092           1.243                 170,578
                                                               2003        1.000           1.092                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.176           1.363                     254
                                                               2003        1.000           1.176                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.092           1.189                 199,552
                                                               2003        1.000           1.092                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.043           1.088                   8,147
                                                               2003        1.000           1.043                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.065           1.126                  58,955
                                                               2003        1.000           1.065                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.152           1.338                  23,324
                                                               2003        1.000           1.152                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.130           1.350                  99,962
                                                               2003        1.000           1.130                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  54,270

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.999                  18,843

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.071                  46,421

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.101           1.462                  15,067
                                                               2003        1.000           1.101                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.099           1.293                  43,979
                                                               2003        1.000           1.099                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.061           1.178                  17,328
                                                               2003        1.000           1.061                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.055           1.138                  34,387
                                                               2003        1.000           1.055                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.096           1.198                  37,401
                                                               2003        1.000           1.096                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.061           1.129                  24,229
                                                               2003        1.000           1.061                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.992           0.982               1,188,876
                                                               2003        1.000           0.992                  90,248

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.222           1.274                 231,497
                                                               2003        1.000           1.222                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.241           1.382                 108,904
                                                               2003        1.000           1.241                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.213           1.320                 637,163
                                                               2003        1.000           1.213                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.331           1.456                 195,100
                                                               2003        1.000           1.331                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.335           1.551                 177,969
                                                               2003        1.000           1.335                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.253           1.337                 533,462
                                                               2003        1.000           1.253                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.230           1.286                 151,437
                                                               2003        1.000           1.230                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.409           1.643                 181,942
                                                               2003        1.000           1.409                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.993           1.003                 468,464
                                                               2003        1.000           0.993                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.107           1.136                 157,092
                                                               2003        1.000           1.107                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.506           1.753                 140,964
                                                               2003        1.000           1.506                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.202           1.368                 426,769
                                                               2003        1.000           1.202                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.280           1.483                  13,099
                                                               2003        1.000           1.280                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.209           1.316                 586,630
                                                               2003        1.000           1.209                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.151           1.200                 149,246
                                                               2003        1.000           1.151                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.149           1.215                 746,313
                                                               2003        1.000           1.149                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.286           1.494                  27,095
                                                               2003        1.000           1.286                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.320           1.576                 236,024
                                                               2003        1.000           1.320                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.092                  40,688

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.993           0.998                  41,461

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.049           1.070                  59,182

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.258           1.670                 237,566
                                                               2003        1.000           1.258                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.351           1.589                  92,868
                                                               2003        1.000           1.351                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.282           1.423                  61,193
                                                               2003        1.000           1.282                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.086           1.171                 848,679
                                                               2003        1.000           1.086                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.188           1.298                 250,563
                                                               2003        1.000           1.188                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.112           1.183                 267,186
                                                               2003        1.000           1.112                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.996                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.057                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.075                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.087                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.158                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.055                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.049                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.171                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.035                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.028                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.298                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.127                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.180                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.093                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.083                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.087                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.173                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.146                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.072                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.994                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.012                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.311                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.156                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.110                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.100                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.088                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.056                      --

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.996           0.985                      --
                                                               2003        1.000           0.996                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.078           1.123                      --
                                                               2003        1.000           1.078                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.067           1.187                      --
                                                               2003        1.000           1.067                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.088           1.182                  51,491
                                                               2003        1.000           1.088                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.080           1.179                   6,068
                                                               2003        1.000           1.080                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.112           1.291                   5,712
                                                               2003        1.000           1.112                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.076           1.146                      --
                                                               2003        1.000           1.076                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.088           1.136                  12,301
                                                               2003        1.000           1.088                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.154           1.343                  16,695
                                                               2003        1.000           1.154                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.006           1.015                      --
                                                               2003        1.000           1.006                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.051           1.076                      --
                                                               2003        1.000           1.051                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.200           1.395                      --
                                                               2003        1.000           1.200                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.091           1.240                  31,987
                                                               2003        1.000           1.091                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.175           1.360                      --
                                                               2003        1.000           1.175                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.092           1.186                  18,260
                                                               2003        1.000           1.092                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.042           1.085                      --
                                                               2003        1.000           1.042                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.064           1.123                  24,489
                                                               2003        1.000           1.064                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.151           1.335                      --
                                                               2003        1.000           1.151                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.129           1.346                  16,529
                                                               2003        1.000           1.129                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.091                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.100           1.458                  15,165
                                                               2003        1.000           1.100                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.099           1.290                  17,202
                                                               2003        1.000           1.099                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.060           1.175                      --
                                                               2003        1.000           1.060                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.054           1.135                      --
                                                               2003        1.000           1.054                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.096           1.195                  18,123
                                                               2003        1.000           1.096                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.060           1.126                      --
                                                               2003        1.000           1.060                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.990           0.979                  30,323
                                                               2003        1.000           0.990                  86,167

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.220           1.270                  17,165
                                                               2003        1.000           1.220                  16,944

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.239           1.378                  16,578
                                                               2003        1.000           1.239                  16,578

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.211           1.316                  44,062
                                                               2003        1.000           1.211                  16,965

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.330           1.451                  25,125
                                                               2003        1.000           1.330                  15,592

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.333           1.546                  10,885
                                                               2003        1.000           1.333                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.252           1.333                  26,008
                                                               2003        1.000           1.252                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.228           1.282                   1,836
                                                               2003        1.000           1.228                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.408           1.638                  17,702
                                                               2003        1.000           1.408                  14,907

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.992           1.000                  39,336
                                                               2003        1.000           0.992                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.106           1.132                   2,028
                                                               2003        1.000           1.106                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.504           1.747                   1,007
                                                               2003        1.000           1.504                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.200           1.363                  29,611
                                                               2003        1.000           1.200                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.278           1.478                      --
                                                               2003        1.000           1.278                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.208           1.311                      --
                                                               2003        1.000           1.208                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.149           1.196                     241
                                                               2003        1.000           1.149                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.148           1.211                  39,838
                                                               2003        1.000           1.148                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.285           1.489                      --
                                                               2003        1.000           1.285                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.318           1.571                  22,267
                                                               2003        1.000           1.318                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.022           1.090                  12,267

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.997                   3,220

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.048           1.069                   4,534

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.256           1.664                   1,506
                                                               2003        1.000           1.256                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.349           1.583                   1,337
                                                               2003        1.000           1.349                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.280           1.418                     203
                                                               2003        1.000           1.280                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.085           1.168                  23,552
                                                               2003        1.000           1.085                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.187           1.294                     450
                                                               2003        1.000           1.187                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.110           1.179                     241
                                                               2003        1.000           1.110                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.056                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.054                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.048                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.027                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.145                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        1.000           0.995                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.000           1.055                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.000           1.066                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.000           1.073                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.000           1.086                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.000           1.157                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.000           1.053                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.000           1.047                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.000           1.170                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        1.000           1.033                      --

   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.000           1.026                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.296                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.126                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.000           1.178                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.000           1.091                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.000           1.082                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.000           1.086                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.000           1.171                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.144                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.000           1.071                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.989           0.993                      --

   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        0.992           1.011                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.309                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.155                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.000           1.109                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.000           1.099                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.000           1.087                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.000           1.054                      --

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Money Market Portfolio (8/03)                               2004        0.989           0.976                      --
                                                               2003        1.000           0.989                      --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund - Series II (9/03)       2004        1.219           1.266                      --
                                                               2003        1.000           1.219                      --

   AIM V.I. Mid Cap Core Equity Fund - Series II (12/03)       2004        1.238           1.373                      --
                                                               2003        1.000           1.238                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Rising Dividends Securities Fund - Class 2
   Shares (6/03)                                               2004        1.209           1.311                      --
                                                               2003        1.000           1.209                      --

   Franklin Small Cap Fund - Class 2 Shares (11/03)            2004        1.328           1.446                      --
                                                               2003        1.000           1.328                      --

   Templeton Foreign Securities Fund - Class 2 Shares (9/03)   2004        1.331           1.541                      --
                                                               2003        1.000           1.331                      --

Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class II Shares (9/03)                                      2004        1.250           1.328                      --
                                                               2003        1.000           1.250                      --

Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA - Service
   Shares (6/03)                                               2004        1.227           1.277                      --
                                                               2003        1.000           1.227                      --

   Oppenheimer Global Securities Fund/VA - Service
   Shares (11/03)                                              2004        1.406           1.632                      --
                                                               2003        1.000           1.406                      --

Pioneer Variable Contracts Trust
   Pioneer America Income VCT Portfolio - Class II
   Shares (12/03)                                              2004        0.990           0.997                      --
                                                               2003        1.000           0.990                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Balanced VCT Portfolio - Class II Shares (11/03)    2004        1.104           1.128                      --
                                                               2003        1.000           1.104                      --

   Pioneer Emerging Markets VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.502           1.741                      --
                                                               2003        1.000           1.502                      --

   Pioneer Equity Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.199           1.358                      --
                                                               2003        1.000           1.199                      --

   Pioneer Europe VCT Portfolio - Class II Shares (9/03)       2004        1.276           1.473                      --
                                                               2003        1.000           1.276                      --

   Pioneer Fund VCT Portfolio - Class II Shares (9/03)         2004        1.206           1.307                      --
                                                               2003        1.000           1.206                      --

   Pioneer Growth Shares VCT Portfolio - Class II
   Shares (11/03)                                              2004        1.148           1.192                      --
                                                               2003        1.000           1.148                      --

   Pioneer High Yield VCT Portfolio - Class II Shares (9/03)   2004        1.146           1.207                      --
                                                               2003        1.000           1.146                      --

   Pioneer International Value VCT Portfolio - Class II
   Shares (1/04)                                               2004        1.283           1.484                      --
                                                               2003        1.000           1.283                      --

   Pioneer Mid Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.317           1.566                      --
                                                               2003        1.000           1.317                      --

   Pioneer Oak Ridge Large Cap Growth VCT Portfolio -
   Class II Shares (5/04)                                      2004        1.021           1.088                      --

   Pioneer Papp America-Pacific Rim Fund VCT - Class II
   Shares (7/04)                                               2004        0.992           0.995                      --

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------   -------------      ---------------
   Pioneer Papp Small & Mid Cap Growth VCT Portfolio -
   Class II Shares (7/04)                                      2004        1.047           1.067                      --

   Pioneer Real Estate Shares VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.254           1.659                      --
                                                               2003        1.000           1.254                      --

   Pioneer Small Cap Value VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.348           1.578                      --
                                                               2003        1.000           1.348                      --

   Pioneer Small Company VCT Portfolio - Class II
   Shares (6/03)                                               2004        1.278           1.414                      --
                                                               2003        1.000           1.278                      --

   Pioneer Strategic Income VCT Portfolio - Class II
   Shares (9/03)                                               2004        1.084           1.164                      --
                                                               2003        1.000           1.084                      --

   Pioneer Value VCT Portfolio - Class II Shares (12/03)       2004        1.185           1.290                      --
                                                               2003        1.000           1.185                      --

Salomon Brothers Variable Series Funds Inc.
   Total Return Fund - Class II (6/03)                         2004        1.109           1.175                      --
                                                               2003        1.000           1.109                      --

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004









                           TIC SEPARATE ACCOUNT THIRTEEN
                           FOR VARIABLE ANNUITIES









   THE TRAVELERS INSURANCE COMPANY[graphic omitted]
             A member of CITIGROUP

   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Cityplace
   Hartford, CT  06103

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                           CAPITAL APPRECIATION     HIGH YIELD BOND     MANAGED ASSETS          MONEY MARKET
                                                   FUND                 TRUST                RUST                PORTFOLIO
                                           --------------------  -------------------- --------------------  --------------------
ASSETS:
   Investments at market value:             $          150,513    $          255,711   $          144,179    $        1,534,477

Receivables:
   Dividends ..........................                     --                    --                   --                 1,345
                                           --------------------  -------------------- --------------------  --------------------

      Total Assets ....................                150,513               255,711              144,179             1,535,822
                                           --------------------  -------------------- --------------------  --------------------


LIABILITIES:

   Total Liabilities ..................                     --                    --                   --                    --
                                           --------------------  -------------------- --------------------  --------------------

NET ASSETS:                                 $          150,513    $     $    255,711   $          144,179    $        1,535,822
                                           ====================  ==================== ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            AIM V.I. CAPITAL       AIM V.I. MID CAP      ALLIANCEBERSTEIN
                                              APPRECIATION        CORE EQUITY FUND -      PREMIER GROWTH     GLOBAL GROWTH FUND -
                                                SERIES II             SERIES II        PORTFOLIO - CLASS B      CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:              $         387,125    $          212,728    $           50,299    $        1,835,523

   Receivables:
      Dividends .........................                   --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ...................              387,125               212,728                50,299             1,835,523
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities ..............                   --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          387,125    $          212,728    $           50,299    $        1,835,523
                                           ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                        DREYFUS VIF        DREYFUS VIF           FRANKLIN RISING
                                               DELAWARE VIP REIT       APPRECIATION      DEVELOPING LEADERS    DIVIDENDS SECURITIES
GROWTH FUND - CLASS 2  GROWTH-INCOME FUND -    SERIES - STANDARD         PORTFOLIO       PORTFOLIO - INITIAL      FUND - CLASS 2
        SHARES            CLASS 2 SHARES            CLASS           -- INITIAL SHARES           SHARES                SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $        6,089,661    $        7,362,028    $        1,550,448    $          113,665    $          282,667    $        1,633,356



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

           6,089,661             7,362,028             1,550,448               113,665               282,667             1,633,356
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $        6,089,661    $        7,362,028    $        1,550,448    $          113,665    $          282,667    $        1,633,356
 ====================  ====================  ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            TEMPLETON
                                            FRANKLIN SMALL CAP      MUTUAL SHARES       DEVELOPING MARKETS    TEMPLETON FOREIGN
                                              FUND - CLASS 2       SECURITIES FUND -     SECURITIES FUND -     SECURITIES FUND -
                                                  SHARES            CLASS 2 SHARES        CLASS 2 SHARES        CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          608,280    $          630,525    $          300,075    $          770,497

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               608,280               630,525               300,075               770,497
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          608,280    $          630,525    $          300,075    $          770,497
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SALOMON BROTHERS      SALOMON BROTHERS        SALOMON BROTHERS
   TEMPLETON GROWTH         EQUITY           VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE     VARIABLE GROWTH &
  SECURITIES FUND -     INDEX PORTFOLIO -       GROWTH FUND -         GROWTH FUND -          INCOME FUND -      BALANCED PORTFOLIO
   CLASS 2 SHARES        CLASS II SHARES       CLASS I SHARES        CLASS II SHARES        CLASS I SHARES      -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          674,696    $        1,635,830    $          320,775    $          841,892    $           51,261    $           88,723



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             674,696             1,635,830               320,775               841,892                51,261                88,723
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          674,696    $        1,635,830    $          320,775    $          841,892    $           51,261    $           88,723
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           GLOBAL LIFE SCIENCES    GLOBAL TECHNOLOGY     WORLDWIDE GROWTH
                                           PORTFOLIO - SERVICE    PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT
                                                  SHARES                 SHARES               SHARES          SMALL CAP PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $           35,754    $           52,496    $           16,869    $          369,986

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                35,754                52,496                16,869               369,986
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $           35,754    $           52,496    $           16,869    $          369,986
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                         OPPENHEIMER CAPITAL
                                             MERRILL LYNCH GLOBAL  MERRILL LYNCH VALUE      APPRECIATION        OPPENHEIMER GLOBAL
  GROWTH AND INCOME       MID-CAP VALUE      ALLOCATION V.I. FUND   OPPORTUNITIES V.I.    FUND/VA - SERVICE     SECURITIES FUND/VA
     PORTFOLIO              PORTFOLIO           -- CLASS III         FUND - CLASS III           SHARES          -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          906,976    $          841,491    $          697,727    $          505,911    $          624,647    $          681,595



                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             906,976               841,491               697,727               505,911               624,647               681,595
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          906,976    $          841,491    $          697,727    $          505,911    $          624,647    $          681,595
 ====================  ====================  ====================  ====================  ====================  ====================


                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      REAL RETURN          TOTAL RETURN        PIONEER AMERICA
                                             OPPENHEIMER MAIN         PORTFOLIO -           PORTFOLIO -          INCOME VCT
                                             STREET FUND/VA -       ADMINISTRATIVE        ADMINISTRATIVE         PORTFOLIO -
                                              SERVICE SHARES             CLASS                 CLASS           CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $           74,479    $          585,287    $        2,050,569    $          627,399

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                74,479               585,287             2,050,569               627,399
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $           74,479    $          585,287    $        2,050,569    $          627,399
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         PIONEER EMERGING      PIONEER EQUITY                                                     PIONEER GROWTH
  PIONEER BALANCED         MARKETS VCT           INCOME VCT          PIONEER EUROPE       PIONEER FUND VCT          SHARES VCT
   VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -         VCT PORTFOLIO -         PORTFOLIO -            PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES        CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          455,515    $          333,201    $        1,131,076    $           42,345    $        1,139,899    $          267,200


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             455,515               333,201             1,131,076                42,345             1,139,899               267,200
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          455,515    $          333,201    $        1,131,076    $           42,345    $        1,139,899    $          267,200
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                       PIONEER           PIONEER MID CAP       PIONEER OAK RIDGE
                                            PIONEER HIGH YIELD      INTERNATIONAL           VALUE VCT          LARGE CAP GROWTH
                                             VCT PORTFOLIO -     VALUE VCT PORTFOLIO       PORTFOLIO -          VCT PORTFOLIO -
                                             CLASS II SHARES     -- CLASS II SHARES      CLASS II SHARES        CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $        1,263,156    $          100,799    $          993,227    $          290,472

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................             1,263,156               100,799               993,227               290,472
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $        1,263,156    $          100,799    $          993,227    $          290,472
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     PIONEER PAPP      PIONEER PAPP SMALL    PIONEER REAL ESTATE                            PIONEER SMALL       PIONEER STRATEGIC
   AMERICA PACIFIC      & MID CAP GROWTH         SHARES VCT         PIONEER SMALL CAP        COMPANY VCT           INCOME VCT
    RIM FUND VCT -       VCT PORTFOLIO -         PORTFOLIO -       VALUE VCT PORTFOLIO       PORTFOLIO -           PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES     -- CLASS II SHARES      CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           72,022    $          155,788    $          562,622    $          316,887    $          107,803    $        1,285,270


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              72,022               155,788               562,622               316,887               107,803             1,285,270
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           72,022    $          155,788    $          562,622    $          316,887    $          107,803    $        1,285,270
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      PUTNAM VT
                                              PIONEER VALUE         INTERNATIONAL        PUTNAM VT SMALL
                                             VCT PORTFOLIO -        EQUITY FUND -        CAP VALUE FUND -       ALL CAP FUND
                                             CLASS II SHARES       CLASS IB SHARES       CLASS IB SHARES         -- CLASS I
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          453,790    $           69,587    $          346,027    $          441,180

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               453,790                69,587               346,027               441,180
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          453,790    $           69,587    $          346,027    $          441,180
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            CONVERTIBLE          DISCIPLINED MID
   INVESTORS FUND -      LARGE CAP GROWTH      SMALL CAP GROWTH        TOTAL RETURN          SECURITIES              CAP STOCK
        CLASS I           FUND - CLASS I        FUND - CLASS I        FUND - CLASS II         PORTFOLIO              PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          353,172    $          468,490    $          759,603    $          443,273    $          206,692    $          423,093


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             353,172               468,490               759,603               443,273               206,692               423,093
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          353,172    $          468,490    $          759,603    $          443,273    $          206,692    $          423,093
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              EQUITY INCOME         FEDERATED HIGH       FEDERATED STOCK           LARGE CAP
                                                PORTFOLIO          YIELD PORTFOLIO          PORTFOLIO              PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          883,120    $          469,941    $          192,548    $          497,895

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               883,120               469,941               192,548               497,895
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          883,120    $          469,941    $          192,548    $          497,895
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004


                          MERRILL LYNCH
 LAZARD INTERNATIONAL     LARGE CAP CORE         MFS EMERGING          MFS MID CAP             MFS VALUE          PIONEER FUND
   STOCK PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO     GROWTH PORTFOLIO           PORTFOLIO            PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          249,437    $          469,545    $           90,408    $          212,015    $           29,582    $           20,849


                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             249,437               469,545                90,408               212,015                29,582                20,849
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                  --                    --                    --                    --                    --                    --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $          249,437    $          469,545    $           90,408    $          212,015    $           29,582    $           20,849
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          U.S. GOVERNMENT        AIM CAPITAL
                                            SOCIAL AWARENESS      TRAVELERS QUALITY          SECURITIES         APPRECIATION
                                             STOCK PORTFOLIO        BOND PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
 ASSETS:
   Investments at market value:             $            7,264    $          826,253    $          151,410    $           44,783

   Receivables:
      Dividends ........................                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................                 7,264               826,253               151,410                44,783
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $            7,264    $          826,253    $          151,410    $           44,783
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SB ADJUSTABLE RATE                                                    ENTERPRISE
 MFS TOTAL RETURN       PIONEER STRATEGIC    INCOME PORTFOLIO -     STRATEGIC EQUITY    COMSTOCK PORTFOLIO -       PORTFOLIO -
     PORTFOLIO          INCOME PORTFOLIO       CLASS I SHARES          PORTFOLIO           CLASS II SHARES       CLASS II SHARES
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

 $        1,793,251    $          365,689    $           59,734    $           63,745    $          533,397    $           28,033


                 --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

          1,793,251               365,689                59,734                63,745               533,397                28,033
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------




                 --                    --                    --                    --                    --                    --
--------------------  --------------------  --------------------  --------------------  --------------------  --------------------

 $        1,793,251    $          365,689    $           59,734    $           63,745    $          533,397    $           28,033
====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

                                DECEMBER 31, 2004

                                                                   DYNAMIC CAPITAL
                                               CONTRAFUND(R)        APPRECIATION
                                           PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    MID CAP PORTFOLIO
                                                 CLASS 2               CLASS 2         -- SERVICE CLASS 2         COMBINED
                                           --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at market value:             $          854,110    $          141,397    $        1,093,997    $       57,156,712

   Receivables:
      Dividends ........................                    --                    --                    --                 1,345
                                           --------------------  --------------------  --------------------  --------------------

         Total Assets ..................               854,110               141,397             1,093,997            57,158,057
                                           --------------------  --------------------  --------------------  --------------------


LIABILITIES:

         Total Liabilities .............                    --                    --                    --                    --
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS:                                 $          854,110    $          141,397    $        1,093,997    $       57,158,057
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004



                                           CAPITAL APPRECIATION    HIGH YIELD BOND       MANAGED ASSETS          MONEY MARKET
                                                   FUND                 TRUST                 TRUST                PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $           16,668    $            3,224    $           10,685
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 1,157                   522                   867                13,878
   Administrative fees .................                   105                    53                    78                 1,206
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 1,262                   575                   945                15,084
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (1,262)               16,093                 2,279                (4,399)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                 1,189                    --
      Realized gain (loss) on sale of
        investments ....................                    76                   (65)                   41                    --
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    76                   (65)                1,230                    --
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                23,422               (11,354)                5,207                    --
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           22,236    $            4,674    $            8,716    $           (4,399)
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                             AIM V.I. CAPITAL     AIM V.I. MID CAP      ALLIANCEBERNSTEIN       GLOBAL GROWTH
                                            APPRECIATION FUND     CORE EQUITY FUND       PREMIER GROWTH         FUND - CLASS 2
                                              -- SERIES II          -- SERIES II       PORTFOLIO - CLASS B          SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $               45    $               --    $            4,392
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,192                 1,522                   559                17,840
   Administrative fees .................                   276                   126                    50                 1,554
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 3,468                 1,648                   609                19,394
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (3,468)               (1,603)                 (609)              (15,002)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                 9,072                    --                    --
      Realized gain (loss) on sale of
        investments ....................                  (246)                   43                    22                 7,310
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                  (246)                9,115                    22                 7,310
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                28,838                 7,252                 4,333               184,232
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           25,124    $           14,764    $            3,746    $          176,540
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       DREYFUS VIF           DREYFUS VIF         FRANKLIN RISING
                         GROWTH-INCOME        DELAWARE VIP REIT        APPRECIATION      DEVELOPING LEADERS    DIVIDENDS SECURITIES
     GROWTH FUND -       FUND - CLASS 2       SERIES - STANDARD         PORTFOLIO -          PORTFOLIO -          FUND - CLASS 2
    CLASS 2 SHARES           SHARES                 CLASS             INITIAL SHARES        INITIAL SHARES            SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            8,852    $           55,065    $           10,344    $            1,873    $              519    $            3,060
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              63,163                75,804                14,941                 1,804                 2,605                10,628
               5,399                 6,453                 1,256                   152                   239                   928
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              68,562                82,257                16,197                 1,956                 2,844                11,556
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

             (59,710)              (27,192)               (5,853)                  (83)               (2,325)               (8,496)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                10,718                    --                    --                 6,024

              12,383                19,878                 4,546                   386                   212                  (242)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              12,383                19,878                15,264                   386                   212                 5,782
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


             572,108               492,268               271,168                 3,152                20,909                99,513
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $          524,781    $          484,954    $          280,579    $            3,455    $           18,796    $           96,799
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                       TEMPLETON DEVELOPING
                                              FRANKLIN SMALL        MUTUAL SHARES       MARKETS SECURITIES    TEMPLETON FOREIGN
                                            CAP FUND - CLASS 2     SECURITIES FUND -      FUND - CLASS 2       SECURITIES FUND -
                                                  SHARES            CLASS 2 SHARES            SHARES            CLASS 2 SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $            2,670    $            2,162    $            1,727
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,977                 6,169                 2,155                 4,209
   Administrative fees .................                   344                   525                   187                   382
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 4,321                 6,694                 2,342                 4,591
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (4,321)               (4,024)                 (180)               (2,864)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    73                   851                   295                 1,434
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    73                   851                   295                 1,434
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                52,304                52,023                43,765                86,637
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $          $48,056    $           48,850    $           43,880    $           85,207
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                              SALOMON BROTHERS       SALOMON BROTHERS      SALOMON BROTHERS
   TEMPLETON GROWTH       EQUITY INDEX       VARIABLE AGGRESSIVE   VARIABLE AGGRESSIVE     VARIABLE GROWTH
   SECURITIES FUND -       PORTFOLIO -          GROWTH FUND -          GROWTH FUND -       & INCOME FUND -      BALANCED PORTFOLIO
    CLASS 2 SHARES       CLASS II SHARES        CLASS I SHARES        CLASS II SHARES       CLASS I SHARES      -- SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            3,684    $           21,185    $               --    $               --    $              441    $            1,887
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               5,947                21,279                 2,043                 4,211                   396                 1,135
                 506                 1,795                   184                   360                    44                   108
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,453                23,074                 2,227                 4,571                   440                 1,243
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              (2,769)               (1,889)               (2,227)               (4,571)                    1                   644
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                    --

                 455                 2,505                   169                   403                 1,041                    30
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 455                 2,505                   169                   403                 1,041                    30
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              64,494               106,667                18,881                56,776                 3,820                 4,297
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           62,180    $          107,283    $           16,823    $           52,608    $            4,862    $            4,971
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                               GLOBAL LIFE        GLOBAL TECHNOLOGY     WORLDWIDE GROWTH
                                           SCIENCES PORTFOLIO -  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT
                                              SERVICE SHARES            SHARES                SHARES          SMALL CAP PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $               --    $              148    $               --
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                   413                   384                   237                 3,909
   Administrative fees .................                    39                    37                    21                   317
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                   452                   421                   258                 4,226
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                  (452)                 (421)                 (110)               (4,226)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    19                    (7)                   28                   296
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    19                    (7)                   28                   296
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                 3,181                 3,590                    91                39,775
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           $2,748    $            3,162    $                9    $           35,845
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                MERRILL LYNCH          MERRILL LYNCH      OPPENHEIMER CAPITAL
                                              GLOBAL ALLOCATION     VALUE OPPORTUNITIES      APPRECIATION       OPPENHEIMER GLOBAL
  GROWTH AND INCOME       MID-CAP VALUE           V.I. FUND -           V.I. FUND -        FUND/VA - SERVICE   SECURITIES FUND/VA -
      PORTFOLIO              PORTFOLIO             CLASS III             CLASS III               SHARES           SERVICE SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            6,611    $            2,055    $           21,325    $               --    $               83    $              460
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               6,371                 5,876                 4,489                 2,673                 2,684                 3,319
                 543                   504                   383                   241                   253                   289
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,914                 6,380                 4,872                 2,914                 2,937                 3,608
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                (303)               (4,325)               16,453                (2,914)               (2,854)               (3,148)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



               6,720                10,468                    --               134,443                    --                    --

                 265                   520                 2,449                    87                 1,826                 5,224
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               6,985                10,988                 2,449               134,530                 1,826                 5,224
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              63,921                93,124                45,933               (83,287)               36,573                72,983
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           70,603    $           99,787    $           64,835    $           48,329    $           35,545    $           75,059
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                     REAL RETURN          TOTAL RETURN         PIONEER AMERICA
                                            OPPENHEIMER MAIN         PORTFOLIO -           PORTFOLIO -            INCOME VCT
                                            STREET FUND/VA -       ADMINISTRATIVE        ADMINISTRATIVE           PORTFOLIO -
                                             SERVICE SHARES             CLASS                 CLASS            CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               --    $            3,027    $           20,140    $           12,751
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                   320                 3,812                16,926                 4,626
   Administrative fees .................                    33                   376                 1,538                   404
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                   353                 4,188                18,464                 5,030
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                  (353)               (1,161)                1,676                 7,721
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                16,601                25,545                    --
      Realized gain (loss) on sale of
        investments ....................                    11                   157                 1,495                  (413)
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                    11                16,758                27,040                  (413)
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                 5,102                 6,925                11,915                (2,675)
                                           --------------------  --------------------  --------------------  --------------------

Net increase (decrease) in net assets
   resulting from operations ...........    $            4,760    $           22,522    $           40,631    $            4,633
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                        PIONEER EMERGING       PIONEER EQUITY                                                    PIONEER GROWTH
   PIONEER BALANCED        MARKETS VCT           INCOME VCT          PIONEER EUROPE         PIONEER FUND            SHARES VCT
   VCT PORTFOLIO -         PORTFOLIO -           PORTFOLIO -         VCT PORTFOLIO -       VCT PORTFOLIO -         PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            5,510    $              835    $           12,226    $               18    $            5,989    $               --
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               2,940                 2,223                 7,041                   152                 8,267                 1,723
                 286                   191                   618                    14                   707                   151
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               3,226                 2,414                 7,659                   166                 8,974                 1,874
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               2,284                (1,579)                4,567                  (148)               (2,985)               (1,874)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                    --

              (1,494)                  672                 1,603                    10                (2,568)               (1,344)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              (1,494)                  672                 1,603                    10                (2,568)               (1,344)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               9,183                53,515                89,688                 4,442                93,759                22,981
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $            9,973    $           52,608    $           95,858    $            4,304    $           88,206    $           19,763
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                       PIONEER                                  PIONEER OAK
                                              PIONEER HIGH          INTERNATIONAL        PIONEER MID CAP       RIDGE LARGE CAP
                                                YIELD VCT             VALUE VCT             VALUE VCT            GROWTH VCT
                                               PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                             CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $           25,154    $              131    $              497    $               --
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 8,656                   615                 5,047                   723
   Administrative fees .................                   752                    52                   450                    67
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 9,408                   667                 5,497                   790
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                15,746                  (536)               (5,000)                 (790)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                 1,242                    --                 1,742                    --
      Realized gain (loss) on sale of
        investments ....................                 1,011                    46                 3,010                    36
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                 2,253                    46                 4,752                    36
                                           --------------------  --------------------  --------------------  --------------------
   Change in unrealized gain (loss)
      on investments ...................                38,304                11,271               107,796                14,827
                                           --------------------  --------------------  --------------------  --------------------

Net increase (decrease) in net assets
   resulting from operations ...........    $           56,303    $           10,781    $          107,548    $            14,073
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                           PIONEER PAPP
     PIONEER PAPP         SMALL & MID CAP        PIONEER REAL         PIONEER SMALL         PIONEER SMALL       PIONEER STRATEGIC
   AMERICA PACIFIC          GROWTH VCT        ESTATE SHARES VCT       CAP VALUE VCT          COMPANY VCT           INCOME VCT
   RIM FUND VCT -           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
   CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $               --    $               --    $            8,312    $               --    $               --    $           28,240
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


                 314                   587                 3,486                 1,930                   808                 8,525
                  26                    52                   303                   171                    68                   748
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 340                   639                 3,789                 2,101                   876                 9,273
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                (340)                 (639)                4,523                (2,101)                 (876)               18,967
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                    --                 6,865

                   9                    15                 1,548                 1,174                    26                   189
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                   9                    15                 1,548                 1,174                    26                 7,054
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               4,486                 9,771                85,608                35,862                10,855                40,063
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


  $             4,155   $             9,147   $            91,679   $            34,935   $            10,005   $            66,084
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                      PUTNAM VT
                                              PIONEER VALUE         INTERNATIONAL       PUTNAM VT SMALL
                                             VCT PORTFOLIO -        EQUITY FUND -       CAP VALUE FUND -        ALL CAP FUND -
                                             CLASS II SHARES       CLASS IB SHARES       CLASS IB SHARES             CLASS I
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               93    $              597    $              157    $            2,279
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 3,196                   904                 2,126                 5,512
   Administrative fees .................                   277                    80                   198                   481
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 3,473                   984                 2,324                 5,993
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (3,380)                 (387)               (2,167)               (3,714)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    73                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                    50                   189                   273                   563
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                   123                   189                   273                   563
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                35,240                 8,052                49,033                23,174
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           31,983    $            7,854    $           47,139    $           20,023
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


   INVESTORS FUND -      LARGE CAP GROWTH      SMALL CAP GROWTH     TOTAL RETURN FUND         CONVERTIBLE      DISCIPLINED MID CAP
       CLASS I            FUND - CLASS I        FUND - CLASS I        -- CLASS II        SECURITIES PORTFOLIO     STOCK PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            4,947    $              795    $               --    $            6,407    $            4,345    $            1,058
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               3,709                 4,464                 7,760                 3,222                 1,239                 2,278
                 327                   388                   634                   289                   120                   216
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               4,036                 4,852                 8,394                 3,511                 1,359                 2,494
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 911                (4,057)               (8,394)                2,896                 2,986                (1,436)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                 7,257                    --                11,494

                 163                  (790)                1,155                   677                   614                   733
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 163                  (790)                1,155                 7,934                   614                12,227
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              21,143                16,536                87,070                 9,537                 2,742                24,070
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           22,217    $           11,689    $           79,831    $           20,367    $            6,342    $           34,861
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                             EQUITY INCOME          FEDERATED HIGH       FEDERATED STOCK          LARGE CAP
                                               PORTFOLIO           YIELD PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $           10,958    $           32,516    $            2,660    $            3,860
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 7,265                 5,206                 1,642                 6,075
   Administrative fees .................                   648                   450                   144                   525
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 7,913                 5,656                 1,786                 6,600
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                 3,045                26,860                   874                (2,740)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                30,258                    --                    --                    --
      Realized gain (loss) on sale of
        investments ....................                 1,188                   278                   226                   818
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                31,446                   278                   226                   818
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                33,881                   709                10,051                27,895
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           68,372    $           27,847    $           11,151    $           25,973
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


        LAZARD            MERRILL LYNCH
    INTERNATIONAL         LARGE CAP CORE         MFS EMERGING           MFS MID CAP          MFS VALUE            PIONEER FUND
   STOCK PORTFOLIO          PORTFOLIO          GROWTH PORTFOLIO      GROWTH PORTFOLIO        PORTFOLIO              PORTFOLIO
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $            3,572    $            2,324    $               --    $               --    $              174    $              181
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


               1,773                 3,544                   537                 2,256                    71                   247
                 148                   305                    48                   187                     6                    25
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               1,921                 3,849                   585                 2,443                    77                   272
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

               1,651                (1,525)                 (585)               (2,443)                   97                   (91)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



                  --                    --                    --                    --                   133                    --

                 306                 1,734                    92                    38                     4                (1,103)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

                 306                 1,734                    92                    38                   137                (1,103)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              26,645                58,056                11,827                21,411                 1,193                 1,310
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $           28,602    $           58,265    $           11,334    $           19,006    $            1,427    $              116
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                         U.S. GOVERNMENT         AIM CAPITAL
                                            SOCIAL AWARENESS      TRAVELERS QUALITY        SECURITIES           APPRECIATION
                                             STOCK PORTFOLIO        BOND PORTFOLIO          PORTFOLIO             PORTFOLIO
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $               50    $           38,791    $            6,565    $               59
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                    29                 7,601                   312                   524
   Administrative fees .................                     4                   683                    29                    51
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                    33                 8,284                   341                   575
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                    17                30,507                 6,224                  (516)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    14                    --
      Realized gain (loss) on sale of
        investments ....................                     2                   583                     4                   699
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                     2                   583                    18                   699
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                   823               (26,652)               (5,700)                2,055
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $              842    $            4,438    $              542    $            2,238
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                SB ADJUSTABLE
                             PIONEER             RATE INCOME                                  COMSTOCK             ENTERPRISE
  MFS TOTAL RETURN       STRATEGIC INCOME        PORTFOLIO -        STRATEGIC EQUITY         PORTFOLIO -           PORTFOLIO -
      PORTFOLIO             PORTFOLIO          CLASS I SHARES           PORTFOLIO          CLASS II SHARES       CLASS II SHARES
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

  $           46,164    $           22,456    $              632    $              859    $            1,193    $               36
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              18,111                   747                   612                   884                 4,706                   421
               1,606                    75                    52                    74                   399                    35
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              19,717                   822                   664                   958                 5,105                   456
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              26,447                21,634                   (32)                  (99)               (3,912)                 (420)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



              47,079                    --                    --                    --                    --                    --

               2,696                   537                   375                    90                   664                   (18)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

              49,775                   537                   375                    90                   664                   (18)
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------


              50,628               (14,177)                 (323)                4,856                54,553                   615
 --------------------  --------------------  --------------------  --------------------  --------------------  --------------------



  $          126,850    $            7,994    $               20    $            4,847    $           51,305    $              177
 ====================  ====================  ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                           TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                  DYNAMIC CAPITAL
                                              CONTRAFUND(R)         APPRECIATION            MID CAP
                                               PORTFOLIO -           PORTFOLIO -           PORTFOLIO -
                                             SERVICE CLASS 2       SERVICE CLASS 2       SERVICE CLASS 2           COMBINED
                                           --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
   Dividends ...........................    $              453    $               --    $               --    $          496,176
                                           --------------------  --------------------  --------------------  --------------------

EXPENSES:
   Insurance charges ...................                 7,716                 2,005                 7,433               483,206
   Administrative fees .................                   672                   164                   657                41,941
                                           --------------------  --------------------  --------------------  --------------------

      Total expenses ...................                 8,388                 2,169                 8,090               525,147
                                           --------------------  --------------------  --------------------  --------------------

         Net investment income (loss) ..                (7,935)               (2,169)               (8,090)              (28,971)
                                           --------------------  --------------------  --------------------  --------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .......                    --                    --                    --               326,937
      Realized gain (loss) on sale of
        investments ....................                   532                   (17)                1,707                82,562
                                           --------------------  --------------------  --------------------  --------------------

         Realized gain (loss) ..........                   532                   (17)                1,707               409,499
                                           --------------------  --------------------  --------------------  --------------------

   Change in unrealized gain (loss)
      on investments ...................                88,700                 4,858               151,986             3,902,071
                                           --------------------  --------------------  --------------------  --------------------


Net increase (decrease) in net assets
   resulting from operations ...........    $           81,297    $            2,672    $          145,603    $        4,282,599
                                           ====================  ====================  ====================  ====================

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                    CAPITAL APPRECIATION FUND     HIGH YIELD BOND TRUST      MANAGED ASSETS TRUST
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (1,262)  $        (5)   $    16,093   $       --   $      2,279   $      --
   Realized gain (loss) .........................           76            --            (65)          --          1,230          --
   Change in unrealized gain (loss)
      on investments ............................       23,422           677        (11,354)          --          5,207          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       22,236           672          4,674           --          8,716          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       92,090        22,090        233,102           --        110,616          --
   Participant transfers from other
      funding options ...........................       13,470             1         19,426           --         26,358          --
   Administrative charges .......................          (21)           --             (1)          --             --          --
   Contract surrenders ..........................           --            --         (1,490)          --           (361)         --
   Participant transfers to other
      funding options ...........................          (25)           --             --           --         (1,150)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      105,514        22,091        251,037           --        135,463          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      127,750        22,763        255,711           --        144,179          --


NET ASSETS:
      Beginning of year .........................       22,763            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   150,513   $    22,763    $   255,711   $       --   $    144,179   $      --
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                     AIM V.I. CAPITAL
                                                                                       APPRECIATION          AIM V.I. MID CAP CORE
                                                     MONEY MARKET PORTFOLIO          FUND - SERIES II       EQUITY FUND - SERIES II
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (4,399)  $      (622)   $    (3,468)  $      (74)  $     (1,603)  $     (18)
   Realized gain (loss) .........................           --            --           (246)           3          9,115          --
   Change in unrealized gain (loss)
      on investments ............................           --            --         28,838        1,951          7,252         565
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       (4,399)         (622)        25,124        1,880         14,764         547
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................    2,331,409       220,927        265,260       34,148        112,063      20,000
   Participant transfers from other
      funding options ...........................      199,731            --         93,582        5,071         68,174          --
   Administrative charges .......................          (48)           (2)            (7)          --            (14)         --
   Contract surrenders ..........................      (28,508)       (8,826)        (2,780)          --         (2,396)         --
   Participant transfers to other
      funding options ...........................   (1,126,547)      (22,907)       (35,136)         (17)          (410)         --
   Other payments to participants ...............      (24,386)           --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,351,651       189,192        320,919       39,202        177,417      20,000
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....    1,347,252       188,570        346,043       41,082        192,181      20,547


NET ASSETS:
      Beginning of year .........................      188,570            --         41,082           --         20,547          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $ 1,535,822   $   188,570    $   387,125   $   41,082   $    212,728   $  20,547
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   ALLIANCEBERNSTEIN PREMIER             GLOBAL GROWTH                                                     GROWTH-INCOME
   GROWTH PORTFOLIO - CLASS B         FUND - CLASS 2 SHARES        GROWTH FUND - CLASS 2 SHARES        FUND - CLASS 2 SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----

 $        (609)  $        (107)   $     (15,002)  $      (2,127)  $     (59,710)   $     (5,432)  $     (27,192)  $       4,329
            22              --            7,310              96          12,383              25          19,878               1

         4,333             771          184,232          45,909         572,108         113,957         492,268         137,761
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         3,746             664          176,540          43,878         524,781         108,550         484,954         142,091
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,711          25,179          907,260         263,336       3,381,225         709,773       4,058,495         761,891

            --              --          347,552         147,952         763,855         696,567       1,155,244         875,032
            (1)             --              (14)             (1)            (64)             (1)            (57)             (2)
            --              --          (17,413)             (6)        (30,875)             (6)        (37,509)             --

            --              --           (2,914)             --         (37,554)           (590)        (18,642)             --
            --              --          (30,647)             --         (26,000)             --         (59,469)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,710          25,179        1,203,824         411,281       4,050,587       1,405,743       5,098,062       1,636,921
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        24,456          25,843        1,380,364         455,159       4,575,368       1,514,293       5,583,016       1,779,012



        25,843              --          455,159              --       1,514,293              --       1,779,012              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      50,299   $      25,843    $   1,835,523   $     455,159   $   6,089,661    $  1,514,293   $   7,362,028   $   1,779,012
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                DREYFUS VIF APPRECIATION    DREYFUS VIF DEVELOPING
                                                      DELAWARE VIP REIT            PORTFOLIO - INITIAL         LEADERS PORTFOLIO
                                                    SERIES - STANDARD CLASS                SHARES             -- INITIAL SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (5,853)  $    (1,085)   $       (83)  $      615   $     (2,325)  $    (137)
   Realized gain (loss) .........................       15,264            57            386           13            212          12
   Change in unrealized gain (loss)
      on investments ............................      271,168        19,794          3,152        5,318         20,909       2,525
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................      280,579        18,766          3,455        5,946         18,796       2,400
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      958,139       234,701         17,922       72,237        146,050      29,742
   Participant transfers from other
      funding options ...........................       67,388            --         14,776           --         66,011      23,544
   Administrative charges .......................          (45)           (1)           (17)          (2)           (27)         (2)
   Contract surrenders ..........................           --            --             --           --         (2,467)         --
   Participant transfers to other
      funding options ...........................       (9,071)           (8)          (652)          --         (1,380)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......    1,016,411       234,692         32,029       72,235        208,187      53,284
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....    1,296,990       253,458         35,484       78,181        226,983      55,684


NET ASSETS:
      Beginning of year .........................      253,458            --         78,181           --         55,684          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $ 1,550,448   $   253,458    $   113,665   $   78,181   $    282,667   $  55,684
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                       TEMPLETON DEVELOPING
   FRANKLIN RISING DIVIDENDS      SHAREFRANKLIN SMALL CAP FUND      MUTUAL SHARES SECURITIES        MARKETS SECURITIES FUND -
   SECURITIES FUND - CLASS 2          -- CLASS 2 SHARES               FUND - CLASS 2 SHARES               CLASS 2 SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (8,496)   $       (168)   $      (4,321)  $         (29)  $      (4,024)  $        (742)  $        (180)  $       (267)
         5,782             568               73            (445)            851              22             295             26

        99,513           2,948           52,304             747          52,023          13,239          43,765          8,437
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


        96,799           3,348           48,056             273          48,850          12,519          43,880          8,196
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


     1,133,713          24,433          376,016          20,459         298,055          92,595         197,067         42,684

       405,141          33,515          169,529              --         134,634          58,977           8,634             --
           (38)             --              (23)             --             (12)             --              (9)            --
       (18,476)             --           (4,790)             --         (12,387)             (6)             --             --

       (37,257)             --           (1,240)             --          (2,700)             --            (377)            --
        (7,822)             --               --              --              --              --              --             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------


     1,475,261          57,948          539,492          20,459         417,590         151,566         205,315         42,684
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------

     1,572,060          61,296          587,548          20,732         466,440         164,085         249,195         50,880



        61,296              --           20,732              --         164,085              --          50,880             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  -------------
 $   1,633,356   $      61,296    $     608,280   $      20,732   $     630,525   $     164,085   $     300,075   $     50,880
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  =============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       TEMPLETON FOREIGN            TEMPLETON GROWTH
                                                    SECURITIES FUND - CLASS 2      SECURITIES FUND -        EQUITY INDEX PORTFOLIO
                                                            SHARES                   CLASS 2 SHARES          -- CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (2,864)  $      (143)   $    (2,769)  $     (481)  $     (1,889)  $   1,875
   Realized gain (loss) .........................        1,434           997            455           26          2,505          --
   Change in unrealized gain (loss)
      on investments ............................       86,637           978         64,494       10,524        106,667      39,931
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       85,207         1,832         62,180       10,069        107,283      41,806
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      537,747         7,918        484,486       58,658        945,902     351,756
   Participant transfers from other
      funding options ...........................      147,861         4,266         43,839       20,295         86,270     125,511
   Administrative charges .......................          (13)           --            (19)          --            (48)         (3)
   Contract surrenders ..........................      (12,826)           --         (4,354)          --         (2,768)         --
   Participant transfers to other
      funding options ...........................       (1,495)           --         (3,441)          --        (19,879)         --
   Other payments to participants ...............           --            --          2,983           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      671,274        12,184        523,494       78,953      1,009,477     477,264
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      756,481        14,016        585,674       89,022      1,116,760     519,070


NET ASSETS:
      Beginning of year .........................       14,016            --         89,022           --        519,070          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   770,497   $    14,016    $   674,696   $   89,022   $  1,635,830   $ 519,070
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

  SALOMON BROTHERS VARIABLE         SALOMON BROTHERS VARIABLE       SALOMON BROTHERS VARIABLE
   AGGRESSIVE GROWTH FUND -          AGGRESSIVE GROWTH FUND -        GROWTH & INCOME FUND -        BALANCED PORTFOLIO - SERVICE
       CLASS I SHARES                    CLASS II SHARES                 CLASS I SHARES                       SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (2,227)  $        (148)   $      (4,571)  $        (158)  $           1   $          --   $         644   $          --
           169               2              403             733           1,041              --              30               2

        18,881           2,130           56,776              93           3,820              --           4,297           1,223
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        16,823           1,984           52,608             668           4,862              --           4,971           1,225
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       257,911          34,265          635,129             469          86,124              --          56,521          25,000

        10,592              --          156,409             489          28,843              --           1,347              --
            (5)             --              (43)             --              (3)             --              (1)             --
          (345)             --           (2,810)             --            (364)             --              --              --

          (450)             --           (1,026)             (1)        (68,201)             --              --              --
            --              --               --              --              --              --            (340)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       267,703          34,265          787,659             957          46,399              --          57,527          25,000
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       284,526          36,249          840,267           1,625          51,261              --          62,498          26,225



        36,249              --            1,625              --              --              --          26,225              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     320,775   $      36,249    $     841,892   $       1,625   $      51,261   $          --   $      88,723   $      26,225
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                    GLOBAL TECHNOLOGY         WORLDWIDE GROWTH
                                                      GLOBAL LIFE SCIENCES         PORTFOLIO - SERVICE       PORTFOLIO - SERVICE
                                                   PORTFOLIO - SERVICE SHARES             SHARES                     SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................       $ (452)        $ (23)        $ (421)        $ (4)        $ (110)      $ (27)
   Realized gain (loss) .........................           19            --             (7)          --             28           2
   Change in unrealized gain (loss)
      on investments ............................        3,181           265          3,590          115             91         653
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................        2,748           242          3,162          111              9         628
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................           --        15,000         36,402           --         10,821       5,265
   Participant transfers from other
      funding options ...........................       17,764            --          9,286        3,581            326          --
   Administrative charges .......................           --            --             (4)          --             --          --
   Contract surrenders ..........................           --            --             --           --             --          --
   Participant transfers to other
      funding options ...........................           --            --            (42)          --           (180)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       17,764        15,000         45,642        3,581         10,967       5,265
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       20,512        15,242         48,804        3,692         10,976       5,893


NET ASSETS:
      Beginning of year .........................       15,242            --          3,692           --          5,893          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................     $ 35,754      $ 15,242       $ 52,496      $ 3,692       $ 16,869     $ 5,893
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    LAZARD RETIREMENT SMALL                                                                       MERRILL LYNCH GLOBAL ALLOCATION
         CAP PORTFOLIO              GROWTH AND INCOME PORTFOLIO       MID-CAP VALUE PORTFOLIO          V.I. FUND - CLASS III
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (4,226)  $        (273)   $        (303)  $          85   $      (4,325)  $        (115)  $      16,453   $          --
           296               4            6,985               8          10,988             815           2,449              --

        39,775           4,136           63,921           2,342          93,124           7,798          45,933              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        35,845           3,867           70,603           2,435          99,787           8,498          64,835              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       147,069          18,130          658,971           6,970         549,188          37,557         531,915              --

        97,648          70,284          148,850          24,889         115,436          36,805         149,815              --
            (7)             --               (7)             --              (6)             --              (5)             --
            (9)             --           (4,823)             --            (794)             (6)           (853)             --

          (179)             --             (912)             --          (2,216)             --         (47,980)             --
        (2,662)             --               --              --          (2,758)             --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       241,860          88,414          802,079          31,859         658,850          74,356         632,892              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       277,705          92,281          872,682          34,294         758,637          82,854         697,727              --



        92,281              --           34,294              --          82,854              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     369,986   $      92,281    $     906,976   $      34,294   $     841,491   $      82,854   $     697,727   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      MERRILL LYNCH VALUE         OPPENHEIMER CAPITAL         OPPENHEIMER GLOBAL
                                                   OPPORTUNITIES V.I. FUND -     APPRECIATION FUND/VA -      SECURITIES FUND/VA -
                                                           CLASS III                 SERVICE SHARES             SERVICE SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (2,914)  $        --    $    (2,854)  $     (184)  $     (3,148)  $     (26)
   Realized gain (loss) .........................      134,530            --          1,826            5          5,224        (167)
   Change in unrealized gain (loss)
      on investments ............................      (83,287)           --         36,573        3,200         72,983       1,039
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       48,329            --         35,545        3,021         75,059         846
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      325,001            --        512,509           --        554,795      24,323
   Participant transfers from other
      funding options ...........................      133,255            --         45,253       33,516         81,820          --
   Administrative charges .......................           (6)           --            (14)          --             (8)         --
   Contract surrenders ..........................         (653)           --         (4,938)          --         (2,482)         --
   Participant transfers to other
      funding options ...........................          (15)           --           (245)          --        (44,362)         --
   Other payments to participants ...............           --            --             --           --         (8,396)         --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      457,582            --        552,565       33,516        581,367      24,323
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      505,911            --        588,110       36,537        656,426      25,169


NET ASSETS:
      Beginning of year .........................           --            --         36,537           --         25,169          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   505,911   $        --    $   624,647   $   36,537   $    681,595   $  25,169
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    OPPENHEIMER MAIN STREET          REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -       PIONEER AMERICA INCOME VCT
    FUND/VA - SERVICE SHARES          ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS         PORTFOLIO - CLASS II SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (353)  $          --    $      (1,161)  $         (59)  $       1,676   $       1,330   $       7,721   $           2
            11              --           16,758             474          27,040           2,416            (413)             --

         5,102              --            6,925             (88)         11,915          (3,454)         (2,675)             (8)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,760              --           22,522             327          40,631             292           4,633              (6)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        66,280              --          360,541          38,185       1,336,742         325,954         484,687           8,295

         3,439              --          174,339          10,148         357,813         105,471         142,471              --
            --              --              (23)             --             (29)             --              (9)             --
            --              --           (6,478)             --         (31,851)             (6)         (3,737)             --

            --              --           (8,010)             --         (73,874)             --          (1,519)             --
            --              --           (6,264)             --         (10,574)             --          (7,416)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        69,719              --          514,105          48,333       1,578,227         431,419         614,477           8,295
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        74,479              --          536,627          48,660       1,618,858         431,711         619,110           8,289



            --              --           48,660              --         431,711              --           8,289              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      74,479   $          --    $     585,287   $      48,660   $   2,050,569   $     431,711   $     627,399   $       8,289
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      PIONEER BALANCED VCT      PIONEER EMERGING MARKETS    PIONEER EQUITY INCOME
                                                     PORTFOLIO - CLASS II            VCT PORTFOLIO -           VCT PORTFOLIO -
                                                             SHARES                  CLASS II SHARES           CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $     2,284   $       (15)   $    (1,579)  $      (15)  $      4,567   $      22
   Realized gain (loss) .........................       (1,494)          (15)           672         (663)         1,603           2
   Change in unrealized gain (loss)
      on investments ............................        9,183            --         53,515           12         89,688       1,249
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................        9,973           (30)        52,608         (666)        95,858       1,273
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      359,743            30        237,570          817        713,184       9,000
   Participant transfers from other
      funding options ...........................      124,981            --         58,601           --        327,700       4,564
   Administrative charges .......................          (23)           --            (10)          --            (31)         --
   Contract surrenders ..........................       (5,603)           --         (2,905)          --         (3,468)         --
   Participant transfers to other
      funding options ...........................      (33,556)           --        (12,814)          --         (4,511)        (29)
   Other payments to participants ...............           --            --             --           --        (12,464)         --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      445,542            30        280,442          817      1,020,410      13,535
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      455,515            --        333,050          151      1,116,268      14,808


NET ASSETS:
      Beginning of year .........................           --            --            151           --         14,808          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   455,515   $        --    $   333,201   $      151   $  1,131,076   $  14,808
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                      PIONEER GROWTH SHARES             PIONEER HIGH YIELD
  PIONEER EUROPE VCT PORTFOLIO     PIONEER FUND VCT PORTFOLIO       VCT PORTFOLIO - CLASS II         VCT PORTFOLIO - CLASS II
      -- CLASS II SHARES              -- CLASS II SHARES                      SHARES                         SHARES
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (148)  $          --    $      (2,985)  $        (107)  $      (1,874)  $         (11)  $      15,746   $         251
            10              --           (2,568)          2,296          (1,344)           (369)          2,253             264

         4,442              --           93,759              13          22,981              --          38,304             418
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,304              --           88,206           2,202          19,763            (380)         56,303             933
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


            --              --          675,013           4,068         224,820             380         985,948          10,509

        38,851              --          386,331             (35)         76,509              --         249,240           5,437
            (1)             --              (63)             --              (6)             --             (48)             --
            --              --          (12,862)             --          (3,755)             --          (5,235)             --

          (809)             --           (2,961)             --         (50,131)             --         (28,432)             --
            --              --               --              --              --              --         (11,499)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        38,041              --        1,045,458           4,033         247,437             380       1,189,974          15,946
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        42,345              --        1,133,664           6,235         267,200              --       1,246,277          16,879



            --              --            6,235              --              --              --          16,879              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      42,345   $          --    $   1,139,899   $       6,235   $     267,200   $          --   $   1,263,156   $      16,879
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                               PIONEER OAK RIDGE
                                                     PIONEER INTERNATIONAL        PIONEER MID CAP VALUE      LARGE CAP GROWTH VCT
                                                     VALUE VCT PORTFOLIO -       VCT PORTFOLIO - CLASS II    PORTFOLIO - CLASS II
                                                        CLASS II SHARES                  SHARES                      SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $      (536)  $        --    $    (5,000)  $      (50)  $       (790)  $      --
   Realized gain (loss) .........................           46            --          4,752            3             36          --
   Change in unrealized gain (loss)
      on investments ............................       11,271            --        107,796        1,601         14,827          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       10,781            --        107,548        1,554         14,073          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       66,174            --        662,591        9,000        211,363          --
   Participant transfers from other
      funding options ...........................       25,675            --        216,281        4,564         65,190          --
   Administrative charges .......................           (7)           --            (24)          --             (4)         --
   Contract surrenders ..........................       (1,621)           --         (4,557)          --             --          --
   Participant transfers to other
      funding options ...........................         (203)           --         (3,676)         (54)          (150)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       90,018            --        870,615       13,510        276,399          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      100,799            --        978,163       15,064        290,472          --


NET ASSETS:
      Beginning of year .........................           --            --         15,064           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   100,799   $        --    $   993,227   $   15,064   $    290,472   $      --
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                     PIONEER PAPP SMALL & MID
  PIONEER PAPP AMERICA-PACIFIC      CAP GROWTH VCT PORTFOLIO -       PIONEER REAL ESTATE SHARES    PIONEER SMALL CAP VALUE VCT
 RIM FUND VCT - CLASS II SHARES           CLASS II SHARES         VCT PORTFOLIO - CLASS II SHARES  PORTFOLIO - CLASS II SHARES
 ------------------------------   ------------------------------  ------------------------------- ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (340)  $          --    $        (639)  $          --   $       4,523   $          57   $      (2,101)  $         (33)
             9              --               15              --           1,548             (18)          1,174               2

         4,486              --            9,771              --          85,608              --          35,862           1,030
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         4,155              --            9,147              --          91,679              39          34,935             999
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        65,625              --          104,401              --         298,153             (43)        201,220           6,000

         2,258              --           42,240              --         187,672              --          93,856           3,042
            --              --               --              --             (38)             --             (14)             --
            --              --               --              --          (3,189)             --            (208)             --

           (16)             --               --              --         (11,655)              4         (22,910)            (33)
            --              --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        67,867              --          146,641              --         470,943             (39)        271,944           9,009
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        72,022              --          155,788              --         562,622              --         306,879          10,008



            --              --               --              --              --              --          10,008              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      72,022   $          --    $     155,788   $          --   $     562,622   $          --   $     316,887   $      10,008
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   PIONEER SMALL COMPANY VCT    PIONEER STRATEGIC INCOME     PIONEER VALUE VCT
                                                      PORTFOLIO - CLASS II           VCT PORTFOLIO -        PORTFOLIO - CLASS II
                                                             SHARES                  CLASS II SHARES                SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $      (876)  $        --    $    18,967   $      434   $     (3,380)  $      (1)
   Realized gain (loss) .........................           26            --          7,054        1,438            123          --
   Change in unrealized gain (loss)
      on investments ............................       10,855            --         40,063          422         35,240          14
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       10,005            --         66,084        2,294         31,983          13
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       91,249            --        803,415       13,485        288,251       4,148
   Participant transfers from other
      funding options ...........................        7,119            --        465,396        4,608        185,432          --
   Administrative charges .......................           (3)           --            (32)          --            (25)         --
   Contract surrenders ..........................           --            --         (9,426)          --         (5,391)         --
   Participant transfers to other
      funding options ...........................         (567)           --        (44,806)           5        (50,621)         --
   Other payments to participants ...............           --            --        (15,753)          --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       97,798            --      1,198,794       18,098        417,646       4,148
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      107,803            --      1,264,878       20,392        449,629       4,161


NET ASSETS:
      Beginning of year .........................           --            --         20,392           --          4,161          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   107,803   $        --    $ 1,285,270   $   20,392   $    453,790   $   4,161
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     PUTNAM VT INTERNATIONAL        PUTNAM VT SMALL CAP VALUE
  EQUITY FUND - CLASS IB SHARES       FUND - CLASS IB SHARES          ALL CAP FUND - CLASS I         INVESTORS FUND - CLASS I
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (387)  $        (106)   $      (2,167)  $        (249)  $      (3,714)  $         (17)  $         911   $       1,122
           189               5              273           5,556             563              11             163              10

         8,052           2,833           49,033           2,057          23,174           3,407          21,143           6,634
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         7,854           2,732           47,139           7,364          20,023           3,401          22,217           7,766
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        20,509           3,800          263,021         104,711         338,716          39,044         158,414         112,790

        15,888          21,989           13,296          12,449          50,350          22,954          51,989              --
            (7)             (1)             (14)             --             (26)             --              (4)             --
          (382)             --               --              --          (1,713)             --              --              --

          (145)             --           (1,858)       (100,081)        (31,569)             --              --              --
        (2,650)             --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        33,213          25,788          274,445          17,079         355,758          61,998         210,399         112,790
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        41,067          28,520          321,584          24,443         375,781          65,399         232,616         120,556



        28,520              --           24,443              --          65,399              --         120,556              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      69,587   $      28,520    $     346,027   $      24,443   $     441,180   $      65,399   $     353,172   $     120,556
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                       LARGE CAP GROWTH            SMALL CAP GROWTH           TOTAL RETURN FUND
                                                        FUND - CLASS I              FUND - CLASS I               -- CLASS II
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $    (4,057)  $      (580)   $    (8,394)  $     (244)  $      2,896   $    (113)
   Realized gain (loss) .........................         (790)           13          1,155            8          7,934         711
   Change in unrealized gain (loss)
      on investments ............................       16,536         8,777         87,070        4,741          9,537       1,762
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       11,689         8,210         79,831        4,505         20,367       2,360
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      223,585       163,291        566,482      101,174        231,132       7,071
   Participant transfers from other
      funding options ...........................       84,690            --         45,387        2,366        148,324      38,102
   Administrative charges .......................          (12)           --            (45)          --            (17)         --
   Contract surrenders ..........................       (3,500)           --         (8,731)          (6)        (3,978)         --
   Participant transfers to other
      funding options ...........................      (19,463)           --        (31,360)          --            (88)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      285,300       163,291        571,733      103,534        375,373      45,173
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      296,989       171,501        651,564      108,039        395,740      47,533


NET ASSETS:
      Beginning of year .........................      171,501            --        108,039           --         47,533          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $   468,490   $   171,501    $   759,603   $  108,039   $    443,273   $  47,533
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     CONVERTIBLE SECURITIES           DISCIPLINED MID CAP
           PORTFOLIO                    STOCK PORTFOLIO              EQUITY INCOME PORTFOLIO      FEDERATED HIGH YIELD PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $       2,986   $         221    $      (1,436)  $          48   $       3,045    $        212   $      26,860    $      5,139
           614               2           12,227               1          31,446              24             278               5

         2,742             490           24,070             776          33,881           9,908             709          (2,723)
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


         6,342             713           34,861             825          68,372          10,144          27,847           2,421
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        96,593          12,646          321,028          35,408         667,987         108,688         272,837          24,522

        90,988              --           35,545           4,760          43,686             845          97,603          54,710
            (8)             (1)             (21)             (1)            (20)             --             (11)             --
            --              --           (8,534)             --         (11,794)             --          (6,426)             --

          (581)             --             (778)             --          (4,788)             --          (1,066)             --
            --              --               --              --              --              --          (2,496)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       186,992          12,645          347,240          40,167         695,071         109,533         360,441          79,232
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       193,334          13,358          382,101          40,992         763,443         119,677         388,288          81,653



        13,358              --           40,992              --         119,677              --          81,653              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     206,692   $      13,358    $     423,093   $      40,992   $     883,120   $     119,677   $     469,941   $      81,653
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                             LAZARD INTERNATIONAL
                                                    FEDERATED STOCK PORTFOLIO      LARGE CAP PORTFOLIO           STOCK PORTFOLIO
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       874   $       176    $    (2,740)  $      (13)  $      1,651   $     215
   Realized gain (loss) .........................          226             5            818            7            306           6
   Change in unrealized gain (loss)
      on investments ............................       10,051         2,282         27,895        7,985         26,645       1,528
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................       11,151         2,463         25,973        7,979         28,602       1,749
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      146,802         2,440        225,578      100,814        172,630      17,559
   Participant transfers from other
      funding options ...........................        9,665        20,295         82,322       57,340         30,272          --
   Administrative charges .......................           (4)           --            (13)          --            (11)         --
   Contract surrenders ..........................           --            --         (2,092)          (6)        (1,038)         --
   Participant transfers to other
      funding options ...........................         (264)           --             --           --           (326)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......      156,199        22,735        305,795      158,148        201,527      17,559
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....      167,350        25,198        331,768      166,127        230,129      19,308


NET ASSETS:
      Beginning of year .........................       25,198            --        166,127           --         19,308          --
                                                   ------------  ------------   ------------  -----------  -------------  ---------
      End of year ...............................  $   192,548   $    25,198    $   497,895   $  166,127   $    249,437   $  19,308
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

    MERRILL LYNCH LARGE CAP
       CORE PORTFOLIO              MFS EMERGING GROWTH PORTFOLIO   MFS MID CAP GROWTH PORTFOLIO         MFS VALUE PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $      (1,525)  $         (36)   $        (585)  $          (4)  $      (2,443)  $        (281)  $          97   $          --
         1,734               5               92              --              38              11             137              --

        58,056           1,726           11,827              52          21,411           3,641           1,193              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        58,265           1,695           11,334              48          19,006           3,371           1,427              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       338,193          23,401           73,519           3,000         102,554          25,306          28,155              --

        49,651              --            2,508              --          39,778          24,898              --              --
           (12)             --               (1)             --              (7)             --              --              --
        (1,648)             --               --              --          (1,087)             --              --              --

            --              --               --              --          (1,804)             --              --              --
            --              --               --              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       386,184          23,401           76,026           3,000         139,434          50,204          28,155              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       444,449          25,096           87,360           3,048         158,440          53,575          29,582              --



        25,096              --            3,048              --          53,575              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     469,545   $      25,096    $      90,408   $       3,048   $     212,015   $      53,575   $      29,582   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                 SOCIAL AWARENESS STOCK     TRAVELERS QUALITY BOND
                                                     PIONEER FUND PORTFOLIO             PORTFOLIO                  PORTFOLIO
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       (91)  $        --    $        17   $       --   $     30,507   $     956
   Realized gain (loss) .........................       (1,103)           --              2           --            583           1
   Change in unrealized gain (loss)
      on investments ............................        1,310            --            823           --        (26,652)       (735)
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................          116            --            842           --          4,438         222
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................       23,210            --          6,422           --        593,786      22,645
   Participant transfers from other
      funding options ...........................           96            --             --           --        272,227       4,868
   Administrative charges .......................           --            --             --           --            (18)         --
   Contract surrenders ..........................          (13)           --             --           --        (25,639)         --
   Participant transfers to other
      funding options ...........................       (2,560)           --             --           --        (46,276)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       20,733            --          6,422           --        794,080      27,513
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       20,849            --          7,264           --        798,518      27,735


NET ASSETS:
      Beginning of year .........................           --            --             --           --         27,735          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $    20,849   $        --    $     7,264   $       --   $    826,253   $  27,735
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

   U.S. GOVERNMENT SECURITIES       AIM CAPITAL APPRECIATION                                         PIONEER STRATEGIC INCOME
           PORTFOLIO                        PORTFOLIO               MFS TOTAL RETURN PORTFOLIO               PORTFOLIO
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $       6,224   $          --    $        (516)  $         (15)  $      26,447   $       6,808   $      21,634   $          --
            18              --              699              --          49,775              16             537              --

        (5,700)             --            2,055             309          50,628           9,207         (14,177)             --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


           542              --            2,238             294         126,850          16,031           7,994              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       143,793              --           38,062          12,042         837,658         287,162         343,125              --

        10,126              --            2,076              --         481,142          77,102          15,532              --
            --              --               (2)             --            (102)             (2)             --              --
            --              --               --              --         (12,996)             (6)           (949)             --

        (3,051)             --           (9,927)             --         (19,432)             --             (13)             --
            --              --               --              --            (156)             --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


       150,868              --           30,209          12,042       1,286,114         364,256         357,695              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

       151,410              --           32,447          12,336       1,412,964         380,287         365,689              --



            --              --           12,336              --         380,287              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $     151,410   $          --    $      44,783   $      12,336   $   1,793,251   $     380,287   $     365,689   $          --
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   SB ADJUSTABLE RATE INCOME        STRATEGIC EQUITY        COMSTOCK PORTFOLIO -
                                                   PORTFOLIO - CLASS I SHARES           PORTFOLIO             CLASS II SHARES
                                                   --------------------------   -------------------------  -------------------------
                                                       2004          2003            2004        2003          2004          2003
                                                       ----          ----            ----        ----          ----          ----
OPERATIONS:
   Net investment income (loss) .................  $       (32)  $        10    $       (99)  $     (285)  $     (3,912)  $    (598)
   Realized gain (loss) .........................          375            --             90           11            664          22
   Change in unrealized gain (loss)
      on investments ............................         (323)           (8)         4,856        3,928         54,553      10,042
                                                   ------------  ------------   ------------  -----------  -------------  ----------

   Net increase (decrease) in net assets
      resulting from operations .................           20             2          4,847        3,654         51,305       9,466
                                                   ------------  ------------   ------------  -----------  -------------  ----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      102,381         3,833          5,036       37,480        357,800      44,956
   Participant transfers from other
      funding options ...........................        4,809            --         12,728           --         32,434      46,995
   Administrative charges .......................           (5)           --             --           --            (11)         --
   Contract surrenders ..........................           --            --             --           --         (7,174)         (6)
   Participant transfers to other
      funding options ...........................      (51,306)           --             --           --         (2,368)         --
   Other payments to participants ...............           --            --             --           --             --          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......       55,879         3,833         17,764       37,480        380,681      91,945
                                                   ------------  ------------   ------------  -----------  -------------  ----------

      Net increase (decrease) in net assets .....       55,899         3,835         22,611       41,134        431,986     101,411


NET ASSETS:
      Beginning of year .........................        3,835            --         41,134           --        101,411          --
                                                   ------------  ------------   ------------  -----------  -------------  ----------
      End of year ...............................  $    59,734   $     3,835    $    63,745   $   41,134   $    533,397   $ 101,411
                                                   ============  ============   ============  ===========  =============  ==========

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     ENTERPRISE PORTFOLIO -        CONTRAFUND(R) PORTFOLIO -      DYNAMIC CAPITAL APPRECIATION         MID CAP PORTFOLIO -
        CLASS II SHARES                  SERVICE CLASS 2           PORTFOLIO - SERVICE CLASS 2           SERVICE CLASS 2
 ------------------------------   ------------------------------  ------------------------------  ------------------------------
      2004            2003             2004           2003             2004           2003             2004           2003
      ----            ----             ----           ----             ----           ----             ----           ----


 $        (420)  $          --    $      (7,935)  $        (724)  $      (2,169)  $        (343)  $      (8,090)  $        (359)
           (18)             --              532              33             (17)             (1)          1,707              21

           615              --           88,700          11,932           4,858           3,089         151,986           8,159
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


           177              --           81,297          11,241           2,672           2,745         145,603           7,821
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        27,856              --          524,462         117,279          48,741          87,245         648,687          61,530

            --              --           72,102          44,475              --              --         190,697          42,284
            --              --              (41)             (2)             (5)             (1)            (33)             --
            --              --           (1,514)             (6)             --              --              --              --

            --              --           (1,148)             --              --              --          (2,592)             --
            --              --            5,965              --              --              --              --              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------


        27,856              --          599,826         161,746          48,736          87,244         836,759         103,814
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------

        28,033              --          681,123         172,987          51,408          89,989         982,362         111,635



            --              --          172,987              --          89,989              --         111,635              --
 --------------  --------------   --------------  --------------  --------------  --------------  --------------  --------------
 $      28,033   $          --    $     854,110   $     172,987   $     141,397   $      89,989   $   1,093,997   $     111,635
 ==============  ==============   ==============  ==============  ==============  ==============  ==============  ==============

                       See Notes to Financial Statements

                          TIC SEPARATE ACCOUNT THIRTEEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
        FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MAY 21, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                              COMBINED
                                                 -------------------------------
                                                     2004             2003
                                                     ----             ----
OPERATIONS:
   Net investment income (loss) ...............  $     (28,971)   $       7,254
   Realized gain (loss) .......................        409,499           15,118
   Change in unrealized gain (loss)
      on investments ..........................      3,902,071          532,034
                                                 --------------   --------------

   Net increase (decrease) in net assets
      resulting from operations ...............      4,282,599          554,406
                                                 --------------   --------------

UNIT TRANSACTIONS:
   Participant purchase payments ..............     37,155,408        5,149,171
   Participant transfers from other
      funding options .........................     10,045,424        2,774,526
   Administrative charges .....................         (1,427)             (22)
   Contract surrenders ........................       (396,965)          (8,886)
   Participant transfers to other
      funding options .........................     (2,049,662)        (123,711)
   Other payments to participants .............       (222,804)              --
                                                 --------------   --------------

      Net increase (decrease) in net assets
         resulting from unit transactions .....     44,529,974        7,791,078
                                                 --------------   --------------

      Net increase (decrease) in net assets ...     48,812,573        8,345,484


NET ASSETS:
      Beginning of year .......................      8,345,484               --
                                                 --------------   --------------
      End of year .............................  $  57,158,057    $   8,345,484
                                                 ==============   ==============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

TIC Separate Account Thirteen for Variable Annuities ("Separate Account Thirteen") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Thirteen is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Thirteen includes the Pioneer AnnuiStar Value, Pioneer AnnuiStar, and Porfolio Architect II products.

Participant purchase payments applied to Separate Account Thirteen are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Thirteen were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Capital Appreciation Fund - Series II
      AIM V.I. Mid Cap Core Equity Fund - Series II
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
   Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Rising Dividends Securities Fund - Class 2 Shares
      Franklin Small Cap Fund - Class 2 Shares
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
   The Company
      Equity Index Portfolio - Class II Shares
      Salomon Brothers Variable Aggressive Growth Fund - Class I Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class I Shares) Salomon Brothers Variable Aggressive Growth Fund - Class II Shares (Formerly Salomon Brothers Variable Emerging Growth Fund - Class II Shares)
      Salomon Brothers Variable Growth & Income Fund - Class I Shares
   Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Global Life Sciences Portfolio - Service Shares
      Global Technology Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

   Merrill Lynch Variable Series Funds, Inc., Maryland business trust
      Merrill Lynch Global Allocation V.I. Fund - Class III
      Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill Lynch Small Cap Value V.I. Fund - Class III)
   Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Capital Appreciation Fund/VA - Service Shares
      Oppenheimer Global Securities Fund/VA - Service Shares
      Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
      Real Return Portfolio - Administrative Class
      Total Return Portfolio - Administrative Class
   PioneerVariable Contracts Trust, Massachusetts business trust
      Pioneer America Income VCT Portfolio - Class II Shares
      Pioneer Balanced VCT Portfolio - Class II Shares
      Pioneer Emerging Markets VCT Portfolio - Class II Shares
      Pioneer Equity Income VCT Portfolio - Class II Shares
      Pioneer Europe VCT Portfolio - Class II Shares
      Pioneer Fund VCT Portfolio - Class II Shares
      Pioneer Growth Shares VCT Portfolio - Class II Shares
      Pioneer High Yield VCT Portfolio - Class II Shares
      Pioneer International Value VCT Portfolio - Class II Shares
      Pioneer Mid Cap Value VCT Portfolio - Class II Shares
      Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
      Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
      Pioneer Small Cap Value VCT Portfolio - Class II Shares
      Pioneer Small Company VCT Portfolio - Class II Shares
      Pioneer Strategic Income VCT Portfolio - Class II Shares
      Pioneer Value VCT Portfolio - Class II Shares
   Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust, Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Large Cap Growth Fund - Class I
      Small Cap Growth Fund - Class I
      Total Return Fund - Class II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio

   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Enterprise Portfolio - Class II Shares
   Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Thirteen in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution ate.

FEDERAL INCOME TAXES. The operations of Separate Account Thirteen form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Thirteen. Separate Account Thirteen is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. Separate Account Thirteen adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $49,402,695 and $4,578,198 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $52,722,611 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $4,581,034. Gross unrealized depreciation for all investments at December 31, 2004 was $146,933.

3.  CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

 - Mortality  and  Expense  Risks  assumed  by The  Company  (M&E)
 - Administrative  fees  paid  for  administrative   expenses  (ADM)
 - Enhanced Stepped-up  Provision,  if elected by the contract owner (E.S.P.)
 - Guaranteed Minimum Withdrawal Benefit, if  elected by the contract owner
   (GMWB)
 - Guaranteed Minimum Accumulation  Benefit, if elected by the contract owner
   (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Enhanced (E), Roll up (R) , and Step up (SU).

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------

Separate Account Charge 1.45%        S    Portfolio Architect II        1.30%      0.15%                                   1.45%

Separate Account Charge 1.50%        S    Pioneer AnnuiStar Value       1.35%      0.15%                                   1.50%

Separate Account Charge 1.55%        S    Pioneer AnnuiStar             1.40%      0.15%                                   1.55%
                                     SU   Portfolio Architect II        1.40%      0.15%                                   1.55%

Separate Account Charge 1.65%        S    Portfolio Architect II        1.30%      0.15%       0.20%                       1.65%

Separate Account Charge 1.70%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%                       1.70%

Separate Account Charge 1.75%        E    Pioneer AnnuiStar             1.60%      0.15%                                   1.75%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                                   1.75%
                                     R    Portfolio Architect II        1.60%      0.15%                                   1.75%
                                     S    Pioneer AnnuiStar             1.40%      0.15%       0.20%                       1.75%
                                     SU   Portfolio Architect II        1.40%      0.15%       0.20%                       1.75%

Separate Account Charge 1.85%        S    Portfolio Architect II        1.30%      0.15%                 0.40%             1.85%

Separate Account Charge 1.90%        S    Pioneer AnnuiStar Value       1.35%      0.15%                 0.40%             1.90%

Separate Account Charge 1.95%        S    Pioneer AnnuiStar             1.40%      0.15%                 0.40%             1.95%
                                     S    Portfolio Architect II        1.30%      0.15%                         0.50%     1.95%
                                     SU   Portfolio Architect II        1.40%      0.15%                 0.40%             1.95%
                                     E    Pioneer AnnuiStar             1.60%      0.15%       0.20%                       1.95%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%       0.20%                       1.95%
                                     R    Portfolio Architect II        1.60%      0.15%       0.20%                       1.95%

Separate Account Charge 2.00%        S    Pioneer AnnuiStar Value       1.35%      0.15%                         0.50%     2.00%

Separate Account Charge 2.05%        S    Pioneer AnnuiStar             1.40%      0.15%                         0.50%     2.05%
                                     S    Portfolio Architect II        1.30%      0.15%       0.20%     0.40%             2.05%

Separate Account Charge 2.10%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%     0.40%             2.10%

Separate Account Charge 2.15%        S    Pioneer AnnuiStar             1.40%      0.15%       0.20%     0.40%             2.15%
                                     S    Portfolio Architect II        1.30%      0.15%       0.20%             0.50%     2.15%

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------

                                     SU   Portfolio Architect II        1.40%      0.15%       0.20%     0.40%             2.15%
                                     E    Pioneer AnnuiStar             1.60%      0.15%                 0.40%             2.15%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                 0.40%             2.15%
                                     R    Portfolio Architect II        1.60%      0.15%                 0.40%             2.15%

Separate Account Charge 2.20%        S    Pioneer AnnuiStar Value       1.35%      0.15%       0.20%             0.50%     2.20%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                          THIRTEEN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Asset-based Charges
                                                                      -------------------------------------------------------------
                                                                                             Optional Features
     Separate Account Charge (1)    Dth                                                    -----------------------------    Total
      (as identified in Note 5)     Ben   Product                        M&E        ADM        E.S.P.     GMWB    GMAB     Charge
-----------------------------------------------------------------------------------------------------------------------------------


Separate Account Charge 2.25%        S    Pioneer AnnuiStar             1.40%      0.15%     0.20%               0.50%      2.25%
                                     E    Pioneer AnnuiStar             1.60%      0.15%                         0.50%      2.25%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%                         0.50%      2.25%
                                     SU   Portfolio Architect II        1.40%      0.15%     0.20%               0.50%      2.25%
                                     R    Portfolio Architect II        1.60%      0.15%                         0.50%      2.25%



Separate Account Charge 2.35%        E    Pioneer AnnuiStar             1.60%      0.15%     0.20%       0.40%              2.35%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%     0.20%       0.40%              2.35%
                                     R    Portfolio Architect II        1.60%      0.15%     0.20%       0.40%              2.35%

Separate Account Charge 2.45%        E    Pioneer AnnuiStar             1.60%      0.15%     0.20%               0.50%      2.45%
                                     E    Pioneer AnnuiStar Value       1.60%      0.15%     0.20%               0.50%      2.45%
                                     R    Portfolio Architect II        1.60%      0.15%     0.20%               0.50%      2.45%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.
--------------------------------------------------------------------------------

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 is assessed through the redemption of units and paid to The Company to cover administrative charges.

A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn as listed directly below.

------------------------------------------------------------------------------------------------------
Product                                 Withdrawal Charges (as a percentage of the amount withdrawn)
------------------------------------------------------------------------------------------------------

Pioneer Annuistar                       Up to 6% decreasing to 0% in years 8 and later
Pioneer Annuistar Value                 Up to 6% decreasing to 0% in years 8 and later
Portfolio Architect II                  Up to 6% decreasing to 0% in years 7and later
------------------------------------------------------------------------------------------------------

Contract  withdrawal  charges were $1,607 and $477 for the years ended  December
31, 2004 and 2003 respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

In the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. The maximun charge, applied to the amount withdrawn, is 6% decreasing to 0% in years seven and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.  SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Capital Appreciation Fund
   Separate Account Charges 1.45% ...................................          8,905         $    1.434         $    12,773
   Separate Account Charges 1.50% ...................................             --              1.295                  --
   Separate Account Charges 1.55% ...................................         15,911              1.432              22,784
   Separate Account Charges 1.65% ...................................             --              1.429                  --
   Separate Account Charges 1.75% ...................................             --              1.427                  --
   Separate Account Charges 1.85% ...................................         25,833              1.425              36,805
   Separate Account Charges 1.90% ...................................             --              1.288                  --
   Separate Account Charges 1.95% ...................................         46,310              1.422              65,868
   Separate Account Charges 2.05% ...................................             --              1.420                  --
   Separate Account Charges 2.10% ...................................             --              1.285                  --
   Separate Account Charges 2.15% ...................................          8,665              1.418              12,283
   Separate Account Charges 2.25% ...................................             --              1.170                  --
   Separate Account Charges 2.35% ...................................             --              1.413                  --

High Yield Bond Trust
   Separate Account Charges 1.45% ...................................         40,139              1.064              42,697
   Separate Account Charges 1.50% ...................................             --              1.063                  --
   Separate Account Charges 1.55% ...................................             --              1.063                  --
   Separate Account Charges 1.65% ...................................             --              1.062                  --
   Separate Account Charges 1.75% ...................................             --              1.062                  --
   Separate Account Charges 1.85% ...................................        170,089              1.061             180,436
   Separate Account Charges 1.90% ...................................             --              1.060                  --
   Separate Account Charges 1.95% ...................................         24,059              1.060              25,506
   Separate Account Charges 2.05% ...................................          3,808              1.059               4,034
   Separate Account Charges 2.10% ...................................             --              1.059                  --
   Separate Account Charges 2.15% ...................................          2,870              1.059               3,038
   Separate Account Charges 2.25% ...................................             --              1.076                  --
   Separate Account Charges 2.35% ...................................             --              1.057                  --

Managed Assets Trust
   Separate Account Charges 1.45% ...................................         22,944              1.062              24,367
   Separate Account Charges 1.50% ...................................             --              1.062                  --
   Separate Account Charges 1.55% ...................................             --              1.061                  --
   Separate Account Charges 1.65% ...................................             --              1.061                  --
   Separate Account Charges 1.75% ...................................             --              1.060                  --
   Separate Account Charges 1.85% ...................................        109,870              1.059             116,365
   Separate Account Charges 1.90% ...................................             --              1.059                  --
   Separate Account Charges 1.95% ...................................          3,257              1.058               3,447
   Separate Account Charges 2.05% ...................................             --              1.058                  --
   Separate Account Charges 2.10% ...................................             --              1.057                  --
   Separate Account Charges 2.15% ...................................             --              1.057                  --
   Separate Account Charges 2.25% ...................................             --              1.072                  --
   Separate Account Charges 2.35% ...................................             --              1.056                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Money Market Portfolio
    Separate Account Charges 1.45% ..................................       208,200          $    0.991         $    206,275
    Separate Account Charges 1.50% ..................................        17,295               0.993               17,169
    Separate Account Charges 1.55% ..................................        55,015               0.989               54,416
    Separate Account Charges 1.65% ..................................            --               0.987                   --
    Separate Account Charges 1.75% ..................................        19,865               0.986               19,582
    Separate Account Charges 1.85% ..................................        36,219               0.984               35,645
    Separate Account Charges 1.90% ..................................         1,115               0.988                1,102
    Separate Account Charges 1.95% ..................................     1,188,875               0.982            1,168,019
    Separate Account Charges 2.05% ..................................         4,000               0.981                3,923
    Separate Account Charges 2.10% ..................................            --               0.985                   --
    Separate Account Charges 2.15% ..................................        30,323               0.979               29,691
    Separate Account Charges 2.25% ..................................            --               0.995                   --
    Separate Account Charges 2.35% ..................................            --               0.976                   --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Capital Appreciation Fund - Series II
    Separate Account Charges 1.45% ..................................            --               1.285                   --
    Separate Account Charges 1.50% ..................................         3,111               1.132                3,521
    Separate Account Charges 1.55% ..................................        39,093               1.283               50,150
    Separate Account Charges 1.65% ..................................            --               1.281                   --
    Separate Account Charges 1.75% ..................................            --               1.279                   --
    Separate Account Charges 1.85% ..................................            --               1.276                   --
    Separate Account Charges 1.90% ..................................        14,804               1.126               16,667
    Separate Account Charges 1.95% ..................................       231,496               1.274              294,987
    Separate Account Charges 2.05% ..................................            --               1.272                   --
    Separate Account Charges 2.10% ..................................            --               1.123                   --
    Separate Account Charges 2.15% ..................................        17,165               1.270               21,800
    Separate Account Charges 2.25% ..................................            --               1.055                   --
    Separate Account Charges 2.35% ..................................            --               1.266                   --
  AIM V.I. Mid Cap Core Equity Fund - Series II
    Separate Account Charges 1.45% ..................................            --               1.394                   --
    Separate Account Charges 1.50% ..................................        15,835               1.196               18,945
    Separate Account Charges 1.55% ..................................         4,645               1.392                6,463
    Separate Account Charges 1.65% ..................................            --               1.389                   --
    Separate Account Charges 1.75% ..................................            --               1.387                   --
    Separate Account Charges 1.85% ..................................            --               1.385                   --
    Separate Account Charges 1.90% ..................................        11,715               1.190               13,944
    Separate Account Charges 1.95% ..................................       108,905               1.382              150,537
    Separate Account Charges 2.05% ..................................            --               1.380                   --
    Separate Account Charges 2.10% ..................................            --               1.187                   --
    Separate Account Charges 2.15% ..................................        16,578               1.378               22,839
    Separate Account Charges 2.25% ..................................            --               1.066                   --
    Separate Account Charges 2.35% ..................................            --               1.373                   --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.45% ..................................          2,085         $    1.225         $      2,555
    Separate Account Charges 1.50% ..................................             --              1.124                   --
    Separate Account Charges 1.55% ..................................          5,819              1.223                7,117
    Separate Account Charges 1.65% ..................................             --              1.221                   --
    Separate Account Charges 1.75% ..................................             --              1.219                   --
    Separate Account Charges 1.85% ..................................         21,531              1.217               26,204
    Separate Account Charges 1.90% ..................................             --              1.119                   --
    Separate Account Charges 1.95% ..................................         11,871              1.215               14,423
    Separate Account Charges 2.05% ..................................             --              1.213                   --
    Separate Account Charges 2.10% ..................................             --              1.116                   --
    Separate Account Charges 2.15% ..................................             --              1.211                   --
    Separate Account Charges 2.25% ..................................             --              1.059                   --
    Separate Account Charges 2.35% ..................................             --              1.207                   --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        200,251              1.477              295,870
    Separate Account Charges 1.50% ..................................             --              1.247                   --
    Separate Account Charges 1.55% ..................................         78,283              1.475              115,469
    Separate Account Charges 1.65% ..................................             --              1.473                   --
    Separate Account Charges 1.75% ..................................             --              1.470                   --
    Separate Account Charges 1.85% ..................................        149,448              1.468              219,335
    Separate Account Charges 1.90% ..................................             --              1.241                   --
    Separate Account Charges 1.95% ..................................        724,379              1.465            1,061,337
    Separate Account Charges 2.05% ..................................          3,927              1.463                5,744
    Separate Account Charges 2.10% ..................................             --              1.238                   --
    Separate Account Charges 2.15% ..................................         88,114              1.460              128,671
    Separate Account Charges 2.25% ..................................          8,168              1.114                9,097
    Separate Account Charges 2.35% ..................................             --              1.455                   --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        308,829              1.397              431,492
    Separate Account Charges 1.50% ..................................             --              1.206                   --
    Separate Account Charges 1.55% ..................................        219,842              1.395              306,652
    Separate Account Charges 1.65% ..................................             --              1.392                   --
    Separate Account Charges 1.75% ..................................             --              1.390                   --
    Separate Account Charges 1.85% ..................................        906,086              1.388            1,257,532
    Separate Account Charges 1.90% ..................................             --              1.200                   --
    Separate Account Charges 1.95% ..................................      2,792,431              1.386            3,869,051
    Separate Account Charges 2.05% ..................................         11,535              1.383               15,956
    Separate Account Charges 2.10% ..................................             --              1.197                   --
    Separate Account Charges 2.15% ..................................        130,446              1.381              180,135
    Separate Account Charges 2.25% ..................................         10,072              1.086               10,942
    Separate Account Charges 2.35% ..................................         13,007              1.376               17,901

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................        432,800         $    1.368         $    592,135
    Separate Account Charges 1.50% ..................................             --              1.194                   --
    Separate Account Charges 1.55% ..................................        300,402              1.366              410,308
    Separate Account Charges 1.65% ..................................             --              1.364                   --
    Separate Account Charges 1.75% ..................................         58,763              1.361               79,994
    Separate Account Charges 1.85% ..................................        946,118              1.359            1,285,780
    Separate Account Charges 1.90% ..................................             --              1.188                   --
    Separate Account Charges 1.95% ..................................      3,426,738              1.357            4,649,147
    Separate Account Charges 2.05% ..................................          9,193              1.354               12,451
    Separate Account Charges 2.10% ..................................             --              1.185                   --
    Separate Account Charges 2.15% ..................................        227,798              1.352              308,027
    Separate Account Charges 2.25% ..................................          8,461              1.065                9,015
    Separate Account Charges 2.35% ..................................         11,257              1.348               15,171

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.45% ..................................         67,949              1.638              111,322
    Separate Account Charges 1.50% ..................................             --              1.442                   --
    Separate Account Charges 1.55% ..................................         36,978              1.636               60,482
    Separate Account Charges 1.65% ..................................             --              1.633                   --
    Separate Account Charges 1.75% ..................................             --              1.630                   --
    Separate Account Charges 1.85% ..................................        172,019              1.627              279,941
    Separate Account Charges 1.90% ..................................             --              1.434                   --
    Separate Account Charges 1.95% ..................................        497,837              1.625              808,823
    Separate Account Charges 2.05% ..................................          8,022              1.622               13,012
    Separate Account Charges 2.10% ..................................             --              1.431                   --
    Separate Account Charges 2.15% ..................................        170,988              1.619              276,868
    Separate Account Charges 2.25% ..................................             --              1.288                   --
    Separate Account Charges 2.35% ..................................             --              1.614                   --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.45% ..................................            579              1.214                  702
    Separate Account Charges 1.50% ..................................             --              1.126                   --
    Separate Account Charges 1.55% ..................................          9,224              1.212               11,177
    Separate Account Charges 1.65% ..................................          3,893              1.210                4,709
    Separate Account Charges 1.75% ..................................             --              1.208                   --
    Separate Account Charges 1.85% ..................................         22,394              1.206               26,999
    Separate Account Charges 1.90% ..................................             --              1.120                   --
    Separate Account Charges 1.95% ..................................         42,222              1.204               50,820
    Separate Account Charges 2.05% ..................................             --              1.202                   --
    Separate Account Charges 2.10% ..................................             --              1.117                   --
    Separate Account Charges 2.15% ..................................         11,352              1.200               13,618
    Separate Account Charges 2.25% ..................................             --              1.023                   --
    Separate Account Charges 2.35% ..................................          4,718              1.196                5,640

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.45% ..................................         53,039         $    1.411         $     74,822
    Separate Account Charges 1.50% ..................................             --              1.177                   --
    Separate Account Charges 1.55% ..................................         15,633              1.408               22,017
    Separate Account Charges 1.65% ..................................             --              1.406                   --
    Separate Account Charges 1.75% ..................................             --              1.404                   --
    Separate Account Charges 1.85% ..................................        109,418              1.401              153,326
    Separate Account Charges 1.90% ..................................             --              1.171                   --
    Separate Account Charges 1.95% ..................................         23,233              1.399               32,502
    Separate Account Charges 2.05% ..................................             --              1.397                   --
    Separate Account Charges 2.10% ..................................             --              1.168                   --
    Separate Account Charges 2.15% ..................................             --              1.394                   --
    Separate Account Charges 2.25% ..................................             --              1.094                   --
    Separate Account Charges 2.35% ..................................             --              1.390                   --

Franklin Templeton Variable Insurance Products Trust
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................             --              1.331                   --
    Separate Account Charges 1.50% ..................................         70,039              1.192               83,461
    Separate Account Charges 1.55% ..................................        259,711              1.329              345,113
    Separate Account Charges 1.65% ..................................             --              1.327                   --
    Separate Account Charges 1.75% ..................................         35,918              1.324               47,570
    Separate Account Charges 1.85% ..................................             --              1.322                   --
    Separate Account Charges 1.90% ..................................        166,429              1.185              197,297
    Separate Account Charges 1.95% ..................................        637,163              1.320              841,062
    Separate Account Charges 2.05% ..................................             --              1.318                   --
    Separate Account Charges 2.10% ..................................         51,491              1.182               60,884
    Separate Account Charges 2.15% ..................................         44,062              1.316               57,969
    Separate Account Charges 2.25% ..................................             --              1.073                   --
    Separate Account Charges 2.35% ..................................             --              1.311                   --
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................             --              1.468                   --
    Separate Account Charges 1.50% ..................................         24,145              1.188               28,686
    Separate Account Charges 1.55% ..................................        142,176              1.465              208,339
    Separate Account Charges 1.65% ..................................             --              1.463                   --
    Separate Account Charges 1.75% ..................................             --              1.460                   --
    Separate Account Charges 1.85% ..................................             --              1.458                   --
    Separate Account Charges 1.90% ..................................         36,947              1.182               43,671
    Separate Account Charges 1.95% ..................................        195,100              1.456              283,981
    Separate Account Charges 2.05% ..................................             --              1.453                   --
    Separate Account Charges 2.10% ..................................          6,068              1.179                7,154
    Separate Account Charges 2.15% ..................................         25,125              1.451               36,449
    Separate Account Charges 2.25% ..................................             --              1.086                   --
    Separate Account Charges 2.35% ..................................             --              1.446                   --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................          6,716              1.341                9,007
    Separate Account Charges 1.50% ..................................             --              1.218                   --
    Separate Account Charges 1.55% ..................................         23,724              1.339               31,764
    Separate Account Charges 1.65% ..................................             --              1.337                   --
    Separate Account Charges 1.75% ..................................             --              1.334                   --
    Separate Account Charges 1.85% ..................................        156,958              1.332              209,099

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Mutual Shares Securities Fund - Class 2 Shares (continued)
    Separate Account Charges 1.90% ..................................             --         $    1.212         $        --
    Separate Account Charges 1.95% ..................................        247,726              1.330             329,472
    Separate Account Charges 2.05% ..................................          9,484              1.328              12,593
    Separate Account Charges 2.10% ..................................             --              1.209                  --
    Separate Account Charges 2.15% ..................................         29,113              1.325              38,590
    Separate Account Charges 2.25% ..................................             --              1.101                  --
    Separate Account Charges 2.35% ..................................             --              1.321                  --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         10,223              1.820              18,602
    Separate Account Charges 1.50% ..................................             --              1.467                  --
    Separate Account Charges 1.55% ..................................         19,226              1.816              34,926
    Separate Account Charges 1.65% ..................................             --              1.813                  --
    Separate Account Charges 1.75% ..................................          1,411              1.810               2,554
    Separate Account Charges 1.85% ..................................         30,079              1.807              54,367
    Separate Account Charges 1.90% ..................................             --              1.460                  --
    Separate Account Charges 1.95% ..................................        103,518              1.804             186,790
    Separate Account Charges 2.05% ..................................             --              1.801                  --
    Separate Account Charges 2.10% ..................................             --              1.456                  --
    Separate Account Charges 2.15% ..................................          1,577              1.798               2,836
    Separate Account Charges 2.25% ..................................             --              1.262                  --
    Separate Account Charges 2.35% ..................................             --              1.792                  --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         28,162              1.564              44,057
    Separate Account Charges 1.50% ..................................         49,294              1.301              64,117
    Separate Account Charges 1.55% ..................................        136,647              1.562             213,412
    Separate Account Charges 1.65% ..................................             --              1.559                  --
    Separate Account Charges 1.75% ..................................         11,039              1.557              17,183
    Separate Account Charges 1.85% ..................................         31,291              1.554              48,625
    Separate Account Charges 1.90% ..................................         62,699              1.294              81,133
    Separate Account Charges 1.95% ..................................        177,969              1.551             276,094
    Separate Account Charges 2.05% ..................................          1,081              1.549               1,674
    Separate Account Charges 2.10% ..................................          5,712              1.291               7,372
    Separate Account Charges 2.15% ..................................         10,885              1.546              16,830
    Separate Account Charges 2.25% ..................................             --              1.157                  --
    Separate Account Charges 2.35% ..................................             --              1.541                  --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.45% ..................................         24,580              1.519              37,345
    Separate Account Charges 1.50% ..................................             --              1.271                  --
    Separate Account Charges 1.55% ..................................         13,897              1.517              21,078
    Separate Account Charges 1.65% ..................................             --              1.514                  --
    Separate Account Charges 1.75% ..................................             --              1.512                  --
    Separate Account Charges 1.85% ..................................        139,779              1.509             210,952
    Separate Account Charges 1.90% ..................................             --              1.264                  --
    Separate Account Charges 1.95% ..................................        237,265              1.507             357,477
    Separate Account Charges 2.05% ..................................          8,949              1.504              13,461
    Separate Account Charges 2.10% ..................................             --              1.261                  --
    Separate Account Charges 2.15% ..................................         22,897              1.502              34,383
    Separate Account Charges 2.25% ..................................             --              1.120                  --
    Separate Account Charges 2.35% ..................................             --              1.497                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Greenwich Street Series Fund
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................         27,196         $    1.318         $    35,840
    Separate Account Charges 1.50% ..................................             --              1.189                  --
    Separate Account Charges 1.55% ..................................         59,615              1.316              78,431
    Separate Account Charges 1.65% ..................................             --              1.313                  --
    Separate Account Charges 1.75% ..................................             --              1.311                  --
    Separate Account Charges 1.85% ..................................        335,639              1.309             439,364
    Separate Account Charges 1.90% ..................................             --              1.183                  --
    Separate Account Charges 1.95% ..................................        689,882              1.307             901,565
    Separate Account Charges 2.05% ..................................          4,855              1.305               6,334
    Separate Account Charges 2.10% ..................................             --              1.180                  --
    Separate Account Charges 2.15% ..................................        133,818              1.302             174,296
    Separate Account Charges 2.25% ..................................             --              1.070                  --
    Separate Account Charges 2.35% ..................................             --              1.298                  --
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.45% ..................................         44,680              1.370              61,230
    Separate Account Charges 1.50% ..................................             --              1.160                  --
    Separate Account Charges 1.55% ..................................         20,461              1.368              27,994
    Separate Account Charges 1.65% ..................................             --              1.366                  --
    Separate Account Charges 1.75% ..................................             --              1.364                  --
    Separate Account Charges 1.85% ..................................        118,346              1.361             161,101
    Separate Account Charges 1.90% ..................................             --              1.154                  --
    Separate Account Charges 1.95% ..................................         48,065              1.359              65,319
    Separate Account Charges 2.05% ..................................             --              1.357                  --
    Separate Account Charges 2.10% ..................................             --              1.151                  --
    Separate Account Charges 2.15% ..................................          3,788              1.354               5,131
    Separate Account Charges 2.25% ..................................             --              1.055                  --
    Separate Account Charges 2.35% ..................................             --              1.350                  --
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    Separate Account Charges 1.45% ..................................             --              1.348                  --
    Separate Account Charges 1.50% ..................................         14,090              1.155              16,279
    Separate Account Charges 1.55% ..................................         47,535              1.346              63,984
    Separate Account Charges 1.65% ..................................             --              1.344                  --
    Separate Account Charges 1.75% ..................................             --              1.342                  --
    Separate Account Charges 1.85% ..................................             --              1.339                  --
    Separate Account Charges 1.90% ..................................         11,912              1.149              13,691
    Separate Account Charges 1.95% ..................................        533,462              1.337             713,279
    Separate Account Charges 2.05% ..................................             --              1.335                  --
    Separate Account Charges 2.10% ..................................             --              1.146                  --
    Separate Account Charges 2.15% ..................................         26,008              1.333              34,659
    Separate Account Charges 2.25% ..................................             --              1.053                  --
    Separate Account Charges 2.35% ..................................             --              1.328                  --
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.45% ..................................         29,236              1.313              38,401
    Separate Account Charges 1.50% ..................................             --              1.162                  --
    Separate Account Charges 1.55% ..................................          5,025              1.311               6,589
    Separate Account Charges 1.65% ..................................             --              1.309                  --
    Separate Account Charges 1.75% ..................................             --              1.307                  --
    Separate Account Charges 1.85% ..................................             --              1.305                  --
    Separate Account Charges 1.90% ..................................             --              1.156                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Greenwich Street Series Fund (continued)
  Salomon Brothers Variable Growth & Income Fund - Class I Shares (continued)
    Separate Account Charges 1.95% ..................................          4,814         $    1.303         $    6,271
    Separate Account Charges 2.05% ..................................             --              1.300                 --
    Separate Account Charges 2.10% ..................................             --              1.153                 --
    Separate Account Charges 2.15% ..................................             --              1.298                 --
    Separate Account Charges 2.25% ..................................             --              1.066                 --
    Separate Account Charges 2.35% ..................................             --              1.294                 --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................             --              1.169                 --
    Separate Account Charges 1.50% ..................................             --              1.131                 --
    Separate Account Charges 1.55% ..................................         45,470              1.167             53,070
    Separate Account Charges 1.65% ..................................             --              1.165                 --
    Separate Account Charges 1.75% ..................................             --              1.163                 --
    Separate Account Charges 1.85% ..................................          5,485              1.161              6,369
    Separate Account Charges 1.90% ..................................             --              1.125                 --
    Separate Account Charges 1.95% ..................................         25,260              1.159             29,284
    Separate Account Charges 2.05% ..................................             --              1.157                 --
    Separate Account Charges 2.10% ..................................             --              1.122                 --
    Separate Account Charges 2.15% ..................................             --              1.155                 --
    Separate Account Charges 2.25% ..................................             --              1.069                 --
    Separate Account Charges 2.35% ..................................             --              1.152                 --
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................         13,910              1.343             18,679
    Separate Account Charges 1.50% ..................................             --              1.188                 --
    Separate Account Charges 1.55% ..................................             --              1.341                 --
    Separate Account Charges 1.65% ..................................             --              1.338                 --
    Separate Account Charges 1.75% ..................................             --              1.336                 --
    Separate Account Charges 1.85% ..................................             --              1.334                 --
    Separate Account Charges 1.90% ..................................             --              1.181                 --
    Separate Account Charges 1.95% ..................................         12,822              1.332             17,075
    Separate Account Charges 2.05% ..................................             --              1.329                 --
    Separate Account Charges 2.10% ..................................             --              1.178                 --
    Separate Account Charges 2.15% ..................................             --              1.327                 --
    Separate Account Charges 2.25% ..................................             --              1.039                 --
    Separate Account Charges 2.35% ..................................             --              1.323                 --
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................         16,781              1.375             23,073
    Separate Account Charges 1.50% ..................................             --              1.075                 --
    Separate Account Charges 1.55% ..................................             --              1.373                 --
    Separate Account Charges 1.65% ..................................             --              1.370                 --
    Separate Account Charges 1.75% ..................................             --              1.368                 --
    Separate Account Charges 1.85% ..................................          4,212              1.366              5,753
    Separate Account Charges 1.90% ..................................             --              1.069                 --
    Separate Account Charges 1.95% ..................................         17,361              1.363             23,670
    Separate Account Charges 2.05% ..................................             --              1.361                 --
    Separate Account Charges 2.10% ..................................             --              1.066                 --
    Separate Account Charges 2.15% ..................................             --              1.359                 --
    Separate Account Charges 2.25% ..................................             --              1.053                 --
    Separate Account Charges 2.35% ..................................             --              1.354                 --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.45% ..................................             --         $    1.293         $        --
    Separate Account Charges 1.50% ..................................             --              1.140                  --
    Separate Account Charges 1.55% ..................................             --              1.290                  --
    Separate Account Charges 1.65% ..................................             --              1.288                  --
    Separate Account Charges 1.75% ..................................             --              1.286                  --
    Separate Account Charges 1.85% ..................................         13,137              1.284              16,869
    Separate Account Charges 1.90% ..................................             --              1.134                  --
    Separate Account Charges 1.95% ..................................             --              1.282                  --
    Separate Account Charges 2.05% ..................................             --              1.280                  --
    Separate Account Charges 2.10% ..................................             --              1.131                  --
    Separate Account Charges 2.15% ..................................             --              1.278                  --
    Separate Account Charges 2.25% ..................................             --              1.088                  --
    Separate Account Charges 2.35% ..................................             --              1.273                  --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.45% ..................................          4,174              1.512               6,311
    Separate Account Charges 1.50% ..................................             --              1.248                  --
    Separate Account Charges 1.55% ..................................          4,418              1.510               6,669
    Separate Account Charges 1.65% ..................................             --              1.507                  --
    Separate Account Charges 1.75% ..................................             --              1.505                  --
    Separate Account Charges 1.85% ..................................         17,540              1.502              26,346
    Separate Account Charges 1.90% ..................................             --              1.242                  --
    Separate Account Charges 1.95% ..................................        162,415              1.499             243,545
    Separate Account Charges 2.05% ..................................          2,910              1.497               4,357
    Separate Account Charges 2.10% ..................................             --              1.239                  --
    Separate Account Charges 2.15% ..................................         55,373              1.495              82,758
    Separate Account Charges 2.25% ..................................             --              1.126                  --
    Separate Account Charges 2.35% ..................................             --              1.490                  --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.45% ..................................         12,953              1.381              17,891
    Separate Account Charges 1.50% ..................................             --              1.232                  --
    Separate Account Charges 1.55% ..................................         46,303              1.379              63,849
    Separate Account Charges 1.65% ..................................             --              1.377                  --
    Separate Account Charges 1.75% ..................................             --              1.374                  --
    Separate Account Charges 1.85% ..................................        188,037              1.372             257,999
    Separate Account Charges 1.90% ..................................             --              1.225                  --
    Separate Account Charges 1.95% ..................................        373,529              1.370             511,652
    Separate Account Charges 2.05% ..................................         15,775              1.367              21,572
    Separate Account Charges 2.10% ..................................             --              1.222                  --
    Separate Account Charges 2.15% ..................................         24,914              1.365              34,013
    Separate Account Charges 2.25% ..................................             --              1.100                  --
    Separate Account Charges 2.35% ..................................             --              1.361                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Lord Abbett Series Fund, Inc. (continued)
  Mid-Cap Value Portfolio
    Separate Account Charges 1.45% ..................................         25,554         $    1.539         $    39,339
    Separate Account Charges 1.50% ..................................             --              1.350                  --
    Separate Account Charges 1.55% ..................................         48,606              1.537              74,703
    Separate Account Charges 1.65% ..................................             --              1.534                  --
    Separate Account Charges 1.75% ..................................             --              1.532                  --
    Separate Account Charges 1.85% ..................................        209,822              1.529             320,866
    Separate Account Charges 1.90% ..................................             --              1.343                  --
    Separate Account Charges 1.95% ..................................        184,238              1.527             281,269
    Separate Account Charges 2.05% ..................................         16,171              1.524              24,647
    Separate Account Charges 2.10% ..................................             --              1.340                  --
    Separate Account Charges 2.15% ..................................         57,802              1.522              87,949
    Separate Account Charges 2.25% ..................................             --              1.161                  --
    Separate Account Charges 2.35% ..................................          8,386              1.516              12,718

Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.45% ..................................             --              1.214                  --
    Separate Account Charges 1.50% ..................................             --              1.214                  --
    Separate Account Charges 1.55% ..................................         52,646              1.213              63,861
    Separate Account Charges 1.65% ..................................             --              1.212                  --
    Separate Account Charges 1.75% ..................................             --              1.210                  --
    Separate Account Charges 1.85% ..................................         94,261              1.209             113,961
    Separate Account Charges 1.90% ..................................             --              1.208                  --
    Separate Account Charges 1.95% ..................................        390,647              1.208             471,767
    Separate Account Charges 2.05% ..................................         18,660              1.206              22,510
    Separate Account Charges 2.10% ..................................             --              1.206                  --
    Separate Account Charges 2.15% ..................................         21,269              1.205              25,628
    Separate Account Charges 2.25% ..................................             --              1.117                  --
    Separate Account Charges 2.35% ..................................             --              1.202                  --
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.45% ..................................         65,270              1.213              79,142
    Separate Account Charges 1.50% ..................................             --              1.212                  --
    Separate Account Charges 1.55% ..................................         49,581              1.211              60,052
    Separate Account Charges 1.65% ..................................             --              1.210                  --
    Separate Account Charges 1.75% ..................................             --              1.208                  --
    Separate Account Charges 1.85% ..................................        107,614              1.207             129,907
    Separate Account Charges 1.90% ..................................             --              1.206                  --
    Separate Account Charges 1.95% ..................................        181,355              1.206             218,682
    Separate Account Charges 2.05% ..................................          9,791              1.204              11,793
    Separate Account Charges 2.10% ..................................             --              1.204                  --
    Separate Account Charges 2.15% ..................................          5,265              1.203               6,335
    Separate Account Charges 2.25% ..................................             --              1.120                  --
    Separate Account Charges 2.35% ..................................             --              1.200                  --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................             --         $    1.297         $        --
    Separate Account Charges 1.50% ..................................         10,010              1.144              11,456
    Separate Account Charges 1.55% ..................................        247,783              1.295             320,761
    Separate Account Charges 1.65% ..................................             --              1.292                  --
    Separate Account Charges 1.75% ..................................             --              1.290                  --
    Separate Account Charges 1.85% ..................................             --              1.288                  --
    Separate Account Charges 1.90% ..................................         71,475              1.139              81,379
    Separate Account Charges 1.95% ..................................        151,437              1.286             194,729
    Separate Account Charges 2.05% ..................................             --              1.284                  --
    Separate Account Charges 2.10% ..................................         12,301              1.136              13,969
    Separate Account Charges 2.15% ..................................          1,836              1.282               2,353
    Separate Account Charges 2.25% ..................................             --              1.047                  --
    Separate Account Charges 2.35% ..................................             --              1.277                  --
  Oppenheimer Global Securities Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................             --              1.657                  --
    Separate Account Charges 1.50% ..................................         60,486              1.354              81,876
    Separate Account Charges 1.55% ..................................        130,771              1.654             216,325
    Separate Account Charges 1.65% ..................................             --              1.651                  --
    Separate Account Charges 1.75% ..................................             --              1.649                  --
    Separate Account Charges 1.85% ..................................             --              1.646                  --
    Separate Account Charges 1.90% ..................................         24,509              1.347              33,004
    Separate Account Charges 1.95% ..................................        181,941              1.643             298,973
    Separate Account Charges 2.05% ..................................             --              1.640                  --
    Separate Account Charges 2.10% ..................................         16,695              1.343              22,425
    Separate Account Charges 2.15% ..................................         17,702              1.638              28,992
    Separate Account Charges 2.25% ..................................             --              1.170                  --
    Separate Account Charges 2.35% ..................................             --              1.632                  --
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.45% ..................................         29,728              1.054              31,328
    Separate Account Charges 1.50% ..................................             --              1.053                  --
    Separate Account Charges 1.55% ..................................          6,626              1.053               6,978
    Separate Account Charges 1.65% ..................................             --              1.052                  --
    Separate Account Charges 1.75% ..................................             --              1.052                  --
    Separate Account Charges 1.85% ..................................         28,670              1.051              30,132
    Separate Account Charges 1.90% ..................................             --              1.051                  --
    Separate Account Charges 1.95% ..................................          5,752              1.050               6,041
    Separate Account Charges 2.05% ..................................             --              1.050                  --
    Separate Account Charges 2.10% ..................................             --              1.049                  --
    Separate Account Charges 2.15% ..................................             --              1.049                  --
    Separate Account Charges 2.25% ..................................             --              1.063                  --
    Separate Account Charges 2.35% ..................................             --              1.047                  --

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.45% ..................................        166,975              1.124             187,749
    Separate Account Charges 1.50% ..................................             --              1.106                  --
    Separate Account Charges 1.55% ..................................         82,378              1.122              92,473
    Separate Account Charges 1.65% ..................................             --              1.121                  --
    Separate Account Charges 1.75% ..................................             --              1.119                  --
    Separate Account Charges 1.85% ..................................         75,765              1.117              84,623

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
PIMCO Variable Insurance Trust (continued)
  Real Return Portfolio - Administrative Class (continued)
    Separate Account Charges 1.90% ..................................          --             $1.100            $       --
    Separate Account Charges 1.95% ..................................     184,711              1.115               205,962
    Separate Account Charges 2.05% ..................................       6,362              1.113                 7,082
    Separate Account Charges 2.10% ..................................          --              1.097                    --
    Separate Account Charges 2.15% ..................................       6,657              1.111                 7,398
    Separate Account Charges 2.25% ..................................          --              1.068                    --
    Separate Account Charges 2.35% ..................................          --              1.107                    --
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.45% ..................................     351,846              1.048               368,810
    Separate Account Charges 1.50% ..................................          --              1.046                    --
    Separate Account Charges 1.55% ..................................     203,667              1.046               213,129
    Separate Account Charges 1.65% ..................................          --              1.045                    --
    Separate Account Charges 1.75% ..................................     239,136              1.043               249,402
    Separate Account Charges 1.85% ..................................     332,672              1.041               346,371
    Separate Account Charges 1.90% ..................................          --              1.041                    --
    Separate Account Charges 1.95% ..................................     683,511              1.039               710,457
    Separate Account Charges 2.05% ..................................       9,658              1.038                10,022
    Separate Account Charges 2.10% ..................................          --              1.038                    --
    Separate Account Charges 2.15% ..................................     140,311              1.036               145,354
    Separate Account Charges 2.25% ..................................       6,721              1.045                 7,024
    Separate Account Charges 2.35% ..................................          --              1.032                    --

Pioneer Variable Contracts Trust
  Pioneer America Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.012                    --
    Separate Account Charges 1.50% ..................................       2,195              1.023                 2,244
    Separate Account Charges 1.55% ..................................     114,631              1.010               115,785
    Separate Account Charges 1.65% ..................................          --              1.008                    --
    Separate Account Charges 1.75% ..................................          --              1.007                    --
    Separate Account Charges 1.85% ..................................          --              1.005                    --
    Separate Account Charges 1.90% ..................................          --              1.017                    --
    Separate Account Charges 1.95% ..................................     468,464              1.003               470,034
    Separate Account Charges 2.05% ..................................          --              1.002                    --
    Separate Account Charges 2.10% ..................................          --              1.015                    --
    Separate Account Charges 2.15% ..................................      39,336              1.000                39,336
    Separate Account Charges 2.25% ..................................          --              1.033                    --
    Separate Account Charges 2.35% ..................................          --              0.997                    --
  Pioneer Balanced VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.145                    --
    Separate Account Charges 1.50% ..................................     134,453              1.085               145,841
    Separate Account Charges 1.55% ..................................      31,780              1.143                36,331
    Separate Account Charges 1.65% ..................................          --              1.141                    --
    Separate Account Charges 1.75% ..................................      36,173              1.139                41,215
    Separate Account Charges 1.85% ..................................          --              1.137                    --
    Separate Account Charges 1.90% ..................................      47,668              1.079                51,439
    Separate Account Charges 1.95% ..................................     157,092              1.136               178,394
    Separate Account Charges 2.05% ..................................          --              1.134                    --
    Separate Account Charges 2.10% ..................................          --              1.076                    --
    Separate Account Charges 2.15% ..................................       2,028              1.132                 2,295
    Separate Account Charges 2.25% ..................................          --              1.026                    --
    Separate Account Charges 2.35% ..................................          --              1.128                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................         100             $1.767            $      177
    Separate Account Charges 1.50% ..................................       9,129              1.406                12,832
    Separate Account Charges 1.55% ..................................      19,451              1.765                34,323
    Separate Account Charges 1.65% ..................................          --              1.762                    --
    Separate Account Charges 1.75% ..................................       3,035              1.759                 5,338
    Separate Account Charges 1.85% ..................................          --              1.756                    --
    Separate Account Charges 1.90% ..................................      22,659              1.398                31,687
    Separate Account Charges 1.95% ..................................     140,964              1.753               247,085
    Separate Account Charges 2.05% ..................................          --              1.750                    --
    Separate Account Charges 2.10% ..................................          --              1.395                    --
    Separate Account Charges 2.15% ..................................       1,007              1.747                 1,759
    Separate Account Charges 2.25% ..................................          --              1.296                    --
    Separate Account Charges 2.35% ..................................          --              1.741                    --
  Pioneer Equity Income VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.379                    --
    Separate Account Charges 1.50% ..................................      61,277              1.249                76,562
    Separate Account Charges 1.55% ..................................     114,770              1.377               158,011
    Separate Account Charges 1.65% ..................................          --              1.374                    --
    Separate Account Charges 1.75% ..................................      15,160              1.372                20,802
    Separate Account Charges 1.85% ..................................          --              1.370                    --
    Separate Account Charges 1.90% ..................................     170,577              1.243               212,028
    Separate Account Charges 1.95% ..................................     426,769              1.368               583,654
    Separate Account Charges 2.05% ..................................          --              1.365                    --
    Separate Account Charges 2.10% ..................................      31,987              1.240                39,658
    Separate Account Charges 2.15% ..................................      29,611              1.363                40,361
    Separate Account Charges 2.25% ..................................          --              1.126                    --
    Separate Account Charges 2.35% ..................................          --              1.358                    --
  Pioneer Europe VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.496                    --
    Separate Account Charges 1.50% ..................................      16,467              1.371                22,569
    Separate Account Charges 1.55% ..................................          --              1.493                    --
    Separate Account Charges 1.65% ..................................          --              1.491                    --
    Separate Account Charges 1.75% ..................................          --              1.488                    --
    Separate Account Charges 1.85% ..................................          --              1.486                    --
    Separate Account Charges 1.90% ..................................         254              1.363                   346
    Separate Account Charges 1.95% ..................................      13,098              1.483                19,430
    Separate Account Charges 2.05% ..................................          --              1.481                    --
    Separate Account Charges 2.10% ..................................          --              1.360                    --
    Separate Account Charges 2.15% ..................................          --              1.478                    --
    Separate Account Charges 2.25% ..................................          --              1.178                    --
    Separate Account Charges 2.35% ..................................          --              1.473                    --
  Pioneer Fund VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.327                    --
    Separate Account Charges 1.50% ..................................      32,526              1.195                38,872
    Separate Account Charges 1.55% ..................................      53,093              1.324                70,321
    Separate Account Charges 1.65% ..................................          --              1.322                    --
    Separate Account Charges 1.75% ..................................          --              1.320                    --
    Separate Account Charges 1.85% ..................................          --              1.318                    --
    Separate Account Charges 1.90% ..................................     199,552              1.189               237,257
    Separate Account Charges 1.95% ..................................     586,630              1.316               771,795

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Fund VCT Portfolio - Class II Shares (continued)
    Separate Account Charges 2.05% ..................................          --             $1.313            $       --
    Separate Account Charges 2.10% ..................................      18,260              1.186                21,654
    Separate Account Charges 2.15% ..................................          --              1.311                    --
    Separate Account Charges 2.25% ..................................          --              1.091                    --
    Separate Account Charges 2.35% ..................................          --              1.307                    --
  Pioneer Growth Shares VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.210                    --
    Separate Account Charges 1.50% ..................................          --              1.094                    --
    Separate Account Charges 1.55% ..................................      65,311              1.208                78,914
    Separate Account Charges 1.65% ..................................          --              1.206                    --
    Separate Account Charges 1.75% ..................................          --              1.204                    --
    Separate Account Charges 1.85% ..................................          --              1.202                    --
    Separate Account Charges 1.90% ..................................       8,147              1.088                 8,866
    Separate Account Charges 1.95% ..................................     149,246              1.200               179,132
    Separate Account Charges 2.05% ..................................          --              1.198                    --
    Separate Account Charges 2.10% ..................................          --              1.085                    --
    Separate Account Charges 2.15% ..................................         241              1.196                   288
    Separate Account Charges 2.25% ..................................          --              1.082                    --
    Separate Account Charges 2.35% ..................................          --              1.192                    --
  Pioneer High Yield VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.225                    --
    Separate Account Charges 1.50% ..................................      40,999              1.132                46,412
    Separate Account Charges 1.55% ..................................     137,406              1.223               168,030
    Separate Account Charges 1.65% ..................................          --              1.221                    --
    Separate Account Charges 1.75% ..................................          --              1.219                    --
    Separate Account Charges 1.85% ..................................          --              1.217                    --
    Separate Account Charges 1.90% ..................................      58,955              1.126                66,395
    Separate Account Charges 1.95% ..................................     746,313              1.215               906,578
    Separate Account Charges 2.05% ..................................          --              1.213                    --
    Separate Account Charges 2.10% ..................................      24,489              1.123                27,508
    Separate Account Charges 2.15% ..................................      39,838              1.211                48,233
    Separate Account Charges 2.25% ..................................          --              1.086                    --
    Separate Account Charges 2.35% ..................................          --              1.207                    --
  Pioneer International Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.506                    --
    Separate Account Charges 1.50% ..................................       2,269              1.345                 3,052
    Separate Account Charges 1.55% ..................................      17,330              1.504                26,061
    Separate Account Charges 1.65% ..................................          --              1.501                    --
    Separate Account Charges 1.75% ..................................          --              1.499                    --
    Separate Account Charges 1.85% ..................................          --              1.496                    --
    Separate Account Charges 1.90% ..................................      23,324              1.338                31,210
    Separate Account Charges 1.95% ..................................      27,095              1.494                40,476
    Separate Account Charges 2.05% ..................................          --              1.491                    --
    Separate Account Charges 2.10% ..................................          --              1.335                    --
    Separate Account Charges 2.15% ..................................          --              1.489                    --
    Separate Account Charges 2.25% ..................................          --              1.171                    --
    Separate Account Charges 2.35% ..................................          --              1.484                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --             $1.590            $       --
    Separate Account Charges 1.50% ..................................      39,092              1.357                53,032
    Separate Account Charges 1.55% ..................................     223,479              1.587               354,673
    Separate Account Charges 1.65% ..................................          --              1.584                    --
    Separate Account Charges 1.75% ..................................      13,464              1.582                21,296
    Separate Account Charges 1.85% ..................................          --              1.579                    --
    Separate Account Charges 1.90% ..................................      99,961              1.350               134,909
    Separate Account Charges 1.95% ..................................     236,023              1.576               372,082
    Separate Account Charges 2.05% ..................................          --              1.574                    --
    Separate Account Charges 2.10% ..................................      16,529              1.346                22,250
    Separate Account Charges 2.15% ..................................      22,267              1.571                34,985
    Separate Account Charges 2.25% ..................................          --              1.144                    --
    Separate Account Charges 2.35% ..................................          --              1.566                    --
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.096                    --
    Separate Account Charges 1.50% ..................................      96,996              1.096               106,294
    Separate Account Charges 1.55% ..................................      61,245              1.095                67,090
    Separate Account Charges 1.65% ..................................          --              1.095                    --
    Separate Account Charges 1.75% ..................................          --              1.094                    --
    Separate Account Charges 1.85% ..................................          --              1.093                    --
    Separate Account Charges 1.90% ..................................      54,270              1.092                59,284
    Separate Account Charges 1.95% ..................................      40,688              1.092                44,430
    Separate Account Charges 2.05% ..................................          --              1.091                    --
    Separate Account Charges 2.10% ..................................          --              1.091                    --
    Separate Account Charges 2.15% ..................................      12,267              1.090                13,374
    Separate Account Charges 2.25% ..................................          --              1.071                    --
    Separate Account Charges 2.35% ..................................          --              1.088                    --
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.002                    --
    Separate Account Charges 1.50% ..................................       8,579              1.002                 8,596
    Separate Account Charges 1.55% ..................................          --              1.002                    --
    Separate Account Charges 1.65% ..................................          --              1.001                    --
    Separate Account Charges 1.75% ..................................          --              1.000                    --
    Separate Account Charges 1.85% ..................................          --              0.999                    --
    Separate Account Charges 1.90% ..................................      18,843              0.999                18,820
    Separate Account Charges 1.95% ..................................      41,462              0.998                41,396
    Separate Account Charges 2.05% ..................................          --              0.998                    --
    Separate Account Charges 2.10% ..................................          --              0.997                    --
    Separate Account Charges 2.15% ..................................       3,220              0.997                 3,210
    Separate Account Charges 2.25% ..................................          --              0.993                    --
    Separate Account Charges 2.35% ..................................          --              0.995                    --
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.075                    --
    Separate Account Charges 1.50% ..................................       8,266              1.074                 8,878
    Separate Account Charges 1.55% ..................................      27,027              1.074                29,019
    Separate Account Charges 1.65% ..................................          --              1.073                    --
    Separate Account Charges 1.75% ..................................          --              1.072                    --
    Separate Account Charges 1.85% ..................................          --              1.071                    --
    Separate Account Charges 1.90% ..................................      46,421              1.071                49,703
    Separate Account Charges 1.95% ..................................      59,182              1.070                63,342

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares (continued)
  Separate Account Charges 2.05% ....................................          --             $1.069            $       --
  Separate Account Charges 2.10% ....................................          --              1.069                    --
  Separate Account Charges 2.15% ....................................       4,534              1.069                 4,846
  Separate Account Charges 2.25% ....................................          --              1.011                    --
  Separate Account Charges 2.35% ....................................          --              1.067                    --
Pioneer Real Estate Shares VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.684                    --
  Separate Account Charges 1.50% ....................................       8,334              1.470                12,250
  Separate Account Charges 1.55% ....................................      53,949              1.681                90,699
  Separate Account Charges 1.65% ....................................          --              1.678                    --
  Separate Account Charges 1.75% ....................................       9,713              1.676                16,275
  Separate Account Charges 1.85% ....................................          --              1.673                    --
  Separate Account Charges 1.90% ....................................      15,067              1.462                22,032
  Separate Account Charges 1.95% ....................................     237,566              1.670               396,742
  Separate Account Charges 2.05% ....................................          --              1.667                    --
  Separate Account Charges 2.10% ....................................      15,165              1.458                22,118
  Separate Account Charges 2.15% ....................................       1,506              1.664                 2,506
  Separate Account Charges 2.25% ....................................          --              1.309                    --
  Separate Account Charges 2.35% ....................................          --              1.659                    --
Pioneer Small Cap Value VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.602                    --
  Separate Account Charges 1.50% ....................................      19,408              1.300                25,230
  Separate Account Charges 1.55% ....................................      26,176              1.599                41,862
  Separate Account Charges 1.65% ....................................          --              1.597                    --
  Separate Account Charges 1.75% ....................................      13,226              1.594                21,081
  Separate Account Charges 1.85% ....................................          --              1.591                    --
  Separate Account Charges 1.90% ....................................      43,979              1.293                56,876
  Separate Account Charges 1.95% ....................................      92,868              1.589               147,532
  Separate Account Charges 2.05% ....................................          --              1.586                    --
  Separate Account Charges 2.10% ....................................      17,202              1.290                22,189
  Separate Account Charges 2.15% ....................................       1,337              1.583                 2,117
  Separate Account Charges 2.25% ....................................          --              1.155                    --
  Separate Account Charges 2.35% ....................................          --              1.578                    --
Pioneer Small Company VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.435                    --
  Separate Account Charges 1.50% ....................................          --              1.185                    --
  Separate Account Charges 1.55% ....................................          --              1.433                    --
  Separate Account Charges 1.65% ....................................          --              1.430                    --
  Separate Account Charges 1.75% ....................................          --              1.428                    --
  Separate Account Charges 1.85% ....................................          --              1.426                    --
  Separate Account Charges 1.90% ....................................      17,329              1.178                20,421
  Separate Account Charges 1.95% ....................................      61,193              1.423                87,093
  Separate Account Charges 2.05% ....................................          --              1.421                    --
  Separate Account Charges 2.10% ....................................          --              1.175                    --
  Separate Account Charges 2.15% ....................................         203              1.418                   289
  Separate Account Charges 2.25% ....................................          --              1.109                    --
  Separate Account Charges 2.35% ....................................          --              1.414                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Pioneer Variable Contracts Trust (continued)
Pioneer Strategic Income VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --             $1.181            $       --
  Separate Account Charges 1.50% ....................................      15,869              1.144                18,151
  Separate Account Charges 1.55% ....................................     174,929              1.179               206,296
  Separate Account Charges 1.65% ....................................          --              1.177                    --
  Separate Account Charges 1.75% ....................................          --              1.175                    --
  Separate Account Charges 1.85% ....................................          --              1.173                    --
  Separate Account Charges 1.90% ....................................      34,387              1.138                39,130
  Separate Account Charges 1.95% ....................................     848,678              1.171               994,195
  Separate Account Charges 2.05% ....................................          --              1.169                    --
  Separate Account Charges 2.10% ....................................          --              1.135                    --
  Separate Account Charges 2.15% ....................................      23,552              1.168                27,498
  Separate Account Charges 2.25% ....................................          --              1.099                    --
  Separate Account Charges 2.35% ....................................          --              1.164                    --
Pioneer Value VCT Portfolio - Class II Shares
  Separate Account Charges 1.45% ....................................          --              1.309                    --
  Separate Account Charges 1.50% ....................................       8,757              1.205                10,550
  Separate Account Charges 1.55% ....................................      38,899              1.307                50,844
  Separate Account Charges 1.65% ....................................          --              1.305                    --
  Separate Account Charges 1.75% ....................................          --              1.303                    --
  Separate Account Charges 1.85% ....................................          --              1.301                    --
  Separate Account Charges 1.90% ....................................      37,401              1.198                44,824
  Separate Account Charges 1.95% ....................................     250,564              1.298               325,326
  Separate Account Charges 2.05% ....................................          --              1.296                    --
  Separate Account Charges 2.10% ....................................      18,123              1.195                21,664
  Separate Account Charges 2.15% ....................................         450              1.294                   582
  Separate Account Charges 2.25% ....................................          --              1.087                    --
  Separate Account Charges 2.35% ....................................          --              1.290                    --
  Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
  Separate Account Charges 1.45% ....................................       1,272              1.482                 1,885
  Separate Account Charges 1.50% ....................................          --              1.297                    --
  Separate Account Charges 1.55% ....................................          --              1.480                    --
  Separate Account Charges 1.65% ....................................          --              1.478                    --
  Separate Account Charges 1.75% ....................................          --              1.475                    --
  Separate Account Charges 1.85% ....................................      42,749              1.473                62,953
  Separate Account Charges 1.90% ....................................          --              1.290                    --
  Separate Account Charges 1.95% ....................................       3,230              1.470                 4,749
  Separate Account Charges 2.05% ....................................          --              1.468                    --
  Separate Account Charges 2.10% ....................................          --              1.287                    --
  Separate Account Charges 2.15% ....................................          --              1.465                    --
  Separate Account Charges 2.25% ....................................          --              1.160                    --
  Separate Account Charges 2.35% ....................................          --              1.460                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.45% ..................................      42,677             $1.780            $   75,969
    Separate Account Charges 1.50% ..................................          --              1.434                    --
    Separate Account Charges 1.55% ..................................      23,791              1.777                42,279
    Separate Account Charges 1.65% ..................................          --              1.774                    --
    Separate Account Charges 1.75% ..................................          --              1.771                    --
    Separate Account Charges 1.85% ..................................      75,102              1.768               132,796
    Separate Account Charges 1.90% ..................................          --              1.427                    --
    Separate Account Charges 1.95% ..................................      32,407              1.765                57,206
    Separate Account Charges 2.05% ..................................       6,528              1.762                11,503
    Separate Account Charges 2.10% ..................................          --              1.423                    --
    Separate Account Charges 2.15% ..................................      14,934              1.759                26,274
    Separate Account Charges 2.25% ..................................          --              1.194                    --
    Separate Account Charges 2.35% ..................................          --              1.753                    --

    Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.45% ..................................      18,421              1.400                25,791
    Separate Account Charges 1.50% ..................................          --              1.185                    --
    Separate Account Charges 1.55% ..................................      12,599              1.398                17,611
    Separate Account Charges 1.65% ..................................          --              1.395                    --
    Separate Account Charges 1.75% ..................................       3,216              1.393                 4,480
    Separate Account Charges 1.85% ..................................     125,494              1.391               174,535
    Separate Account Charges 1.90% ..................................          --              1.179                    --
    Separate Account Charges 1.95% ..................................     157,285              1.388               218,383
    Separate Account Charges 2.05% ..................................          --              1.386                    --
    Separate Account Charges 2.10% ..................................          --              1.176                    --
    Separate Account Charges 2.15% ..................................         275              1.384                   380
    Separate Account Charges 2.25% ..................................          --              1.058                    --
    Separate Account Charges 2.35% ..................................          --              1.379                    --
  Investors Fund - Class I
    Separate Account Charges 1.45% ..................................      21,357              1.387                29,622
    Separate Account Charges 1.50% ..................................          --              1.216                    --
    Separate Account Charges 1.55% ..................................      31,394              1.385                43,470
    Separate Account Charges 1.65% ..................................          --              1.382                    --
    Separate Account Charges 1.75% ..................................          --              1.380                    --
    Separate Account Charges 1.85% ..................................     161,245              1.378               222,156
    Separate Account Charges 1.90% ..................................          --              1.209                    --
    Separate Account Charges 1.95% ..................................      38,512              1.375                52,972
    Separate Account Charges 2.05% ..................................       3,606              1.373                 4,952
    Separate Account Charges 2.10% ..................................          --              1.206                    --
    Separate Account Charges 2.15% ..................................          --              1.371                    --
    Separate Account Charges 2.25% ..................................          --              1.080                    --
    Separate Account Charges 2.35% ..................................          --              1.366                    --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.45% ..................................     147,318              1.297               191,059
    Separate Account Charges 1.50% ..................................          --              1.089                    --
    Separate Account Charges 1.55% ..................................      22,673              1.295                29,355
    Separate Account Charges 1.65% ..................................          --              1.293                    --
    Separate Account Charges 1.75% ..................................       3,293              1.290                 4,249
    Separate Account Charges 1.85% ..................................      34,345              1.288                44,244

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Large Cap Growth Fund - Class I (continued)
    Separate Account Charges 1.90% ..................................          --             $1.084            $       --
    Separate Account Charges 1.95% ..................................      80,391              1.286               103,391
    Separate Account Charges 2.05% ..................................       1,333              1.284                 1,712
    Separate Account Charges 2.10% ..................................          --              1.081                    --
    Separate Account Charges 2.15% ..................................      69,345              1.282                88,885
    Separate Account Charges 2.25% ..................................          --              0.991                    --
    Separate Account Charges 2.35% ..................................       4,379              1.278                 5,595
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.45% ..................................      13,585              1.624                22,058
    Separate Account Charges 1.50% ..................................          --              1.264                    --
    Separate Account Charges 1.55% ..................................      38,605              1.621                62,577
    Separate Account Charges 1.65% ..................................          --              1.618                    --
    Separate Account Charges 1.75% ..................................          --              1.615                    --
    Separate Account Charges 1.85% ..................................     100,647              1.613               162,326
    Separate Account Charges 1.90% ..................................          --              1.258                    --
    Separate Account Charges 1.95% ..................................     153,104              1.610               246,515
    Separate Account Charges 2.05% ..................................       3,561              1.607                 5,724
    Separate Account Charges 2.10% ..................................          --              1.255                    --
    Separate Account Charges 2.15% ..................................     158,042              1.605               253,617
    Separate Account Charges 2.25% ..................................          --              1.167                    --
    Separate Account Charges 2.35% ..................................       4,243              1.599                 6,786
  Total Return Fund - Class II
    Separate Account Charges 1.45% ..................................          --              1.193                    --
    Separate Account Charges 1.50% ..................................       9,357              1.135                10,618
    Separate Account Charges 1.55% ..................................      74,720              1.191                88,975
    Separate Account Charges 1.65% ..................................          --              1.189                    --
    Separate Account Charges 1.75% ..................................          --              1.187                    --
    Separate Account Charges 1.85% ..................................          --              1.185                    --
    Separate Account Charges 1.90% ..................................      24,229              1.129                27,352
    Separate Account Charges 1.95% ..................................     267,186              1.183               316,044
    Separate Account Charges 2.05% ..................................          --              1.181                    --
    Separate Account Charges 2.10% ..................................          --              1.126                    --
    Separate Account Charges 2.15% ..................................         241              1.179                   284
    Separate Account Charges 2.25% ..................................          --              1.054                    --
    Separate Account Charges 2.35% ..................................          --              1.175                    --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.45% ..................................       3,299              1.196                 3,946
    Separate Account Charges 1.50% ..................................          --              1.127                    --
    Separate Account Charges 1.55% ..................................      63,779              1.194                76,153
    Separate Account Charges 1.65% ..................................          --              1.192                    --
    Separate Account Charges 1.75% ..................................          --              1.190                    --
    Separate Account Charges 1.85% ..................................      43,059              1.188                51,156
    Separate Account Charges 1.90% ..................................          --              1.121                    --
    Separate Account Charges 1.95% ..................................      59,172              1.186                70,179
    Separate Account Charges 2.05% ..................................       4,441              1.184                 5,258
    Separate Account Charges 2.10% ..................................          --              1.118                    --
    Separate Account Charges 2.15% ..................................          --              1.182                    --
    Separate Account Charges 2.25% ..................................          --              1.043                    --
    Separate Account Charges 2.35% ..................................          --              1.178                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.45% ..................................      32,126             $1.493            $   47,958
    Separate Account Charges 1.50% ..................................          --              1.264                    --
    Separate Account Charges 1.55% ..................................      81,431              1.490               121,360
    Separate Account Charges 1.65% ..................................          --              1.488                    --
    Separate Account Charges 1.75% ..................................          --              1.485                    --
    Separate Account Charges 1.85% ..................................     128,859              1.483               191,081
    Separate Account Charges 1.90% ..................................          --              1.258                    --
    Separate Account Charges 1.95% ..................................      42,350              1.480                62,694
    Separate Account Charges 2.05% ..................................          --              1.478                    --
    Separate Account Charges 2.10% ..................................          --              1.255                    --
    Separate Account Charges 2.15% ..................................          --              1.475                    --
    Separate Account Charges 2.25% ..................................          --              1.120                    --
    Separate Account Charges 2.35% ..................................          --              1.470                    --
  Equity Income Portfolio
    Separate Account Charges 1.45% ..................................      50,618              1.338                67,751
    Separate Account Charges 1.50% ..................................          --              1.194                    --
    Separate Account Charges 1.55% ..................................     149,482              1.336               199,744
    Separate Account Charges 1.65% ..................................          --              1.334                    --
    Separate Account Charges 1.75% ..................................          --              1.332                    --
    Separate Account Charges 1.85% ..................................     158,224              1.330               210,363
    Separate Account Charges 1.90% ..................................          --              1.187                    --
    Separate Account Charges 1.95% ..................................     305,326              1.327               405,262
    Separate Account Charges 2.05% ..................................          --              1.325                    --
    Separate Account Charges 2.10% ..................................          --              1.184                    --
    Separate Account Charges 2.15% ..................................          --              1.323                    --
    Separate Account Charges 2.25% ..................................          --              1.103                    --
    Separate Account Charges 2.35% ..................................          --              1.318                    --
  Federated High Yield Portfolio
    Separate Account Charges 1.45% ..................................       5,321              1.207                 6,424
    Separate Account Charges 1.50% ..................................          --              1.147                    --
    Separate Account Charges 1.55% ..................................      20,766              1.205                25,027
    Separate Account Charges 1.65% ..................................          --              1.203                    --
    Separate Account Charges 1.75% ..................................       2,954              1.201                 3,549
    Separate Account Charges 1.85% ..................................     120,457              1.199               144,445
    Separate Account Charges 1.90% ..................................          --              1.141                    --
    Separate Account Charges 1.95% ..................................     228,788              1.197               273,895
    Separate Account Charges 2.05% ..................................      11,358              1.195                13,574
    Separate Account Charges 2.10% ..................................          --              1.138                    --
    Separate Account Charges 2.15% ..................................       2,537              1.193                 3,027
    Separate Account Charges 2.25% ..................................          --              1.079                    --
    Separate Account Charges 2.35% ..................................          --              1.189                    --
  Federated Stock Portfolio
    Separate Account Charges 1.45% ..................................       2,677              1.364                 3,652
    Separate Account Charges 1.50% ..................................          --              1.231                    --
    Separate Account Charges 1.55% ..................................       2,040              1.362                 2,778
    Separate Account Charges 1.65% ..................................          --              1.360                    --
    Separate Account Charges 1.75% ..................................          --              1.358                    --
    Separate Account Charges 1.85% ..................................      88,981              1.355               120,599
    Separate Account Charges 1.90% ..................................          --              1.224                    --
    Separate Account Charges 1.95% ..................................      38,605              1.353                52,238

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
Federated Stock Portfolio (continued)
  Separate Account Charges 2.05% ....................................          --             $1.351            $       --
  Separate Account Charges 2.10% ....................................          --              1.221                    --
  Separate Account Charges 2.15% ....................................       9,849              1.349                13,281
  Separate Account Charges 2.25% ....................................          --              1.080                    --
  Separate Account Charges 2.35% ....................................          --              1.344                    --
Large Cap Portfolio
  Separate Account Charges 1.45% ....................................      86,954              1.249               108,602
  Separate Account Charges 1.50% ....................................          --              1.135                    --
  Separate Account Charges 1.55% ....................................       2,620              1.247                 3,267
  Separate Account Charges 1.65% ....................................          --              1.245                    --
  Separate Account Charges 1.75% ....................................          --              1.243                    --
  Separate Account Charges 1.85% ....................................     118,689              1.241               147,248
  Separate Account Charges 1.90% ....................................          --              1.130                    --
  Separate Account Charges 1.95% ....................................     101,643              1.239               125,889
  Separate Account Charges 2.05% ....................................          --              1.236                    --
  Separate Account Charges 2.10% ....................................          --              1.127                    --
  Separate Account Charges 2.15% ....................................      91,451              1.234               112,889
  Separate Account Charges 2.25% ....................................          --              1.049                    --
  Separate Account Charges 2.35% ....................................          --              1.230                    --
Lazard International Stock Portfolio
  Separate Account Charges 1.45% ....................................         340              1.446                   492
  Separate Account Charges 1.50% ....................................          --              1.289                    --
  Separate Account Charges 1.55% ....................................       2,149              1.443                 3,101
  Separate Account Charges 1.65% ....................................       3,601              1.441                 5,188
  Separate Account Charges 1.75% ....................................          --              1.438                    --
  Separate Account Charges 1.85% ....................................      55,863              1.436                80,213
  Separate Account Charges 1.90% ....................................          --              1.282                    --
  Separate Account Charges 1.95% ....................................     100,973              1.433               144,743
  Separate Account Charges 2.05% ....................................       4,169              1.431                 5,966
  Separate Account Charges 2.10% ....................................          --              1.279                    --
  Separate Account Charges 2.15% ....................................          --              1.429                    --
  Separate Account Charges 2.25% ....................................          --              1.146                    --
  Separate Account Charges 2.35% ....................................       6,836              1.424                 9,734
Merrill Lynch Large Cap Core Portfolio
  Separate Account Charges 1.45% ....................................      31,912              1.328                42,368
  Separate Account Charges 1.50% ....................................          --              1.210                    --
  Separate Account Charges 1.55% ....................................       4,107              1.325                 5,443
  Separate Account Charges 1.65% ....................................          --              1.323                    --
  Separate Account Charges 1.75% ....................................          --              1.321                    --
  Separate Account Charges 1.85% ....................................     116,929              1.319               154,205
  Separate Account Charges 1.90% ....................................          --              1.204                    --
  Separate Account Charges 1.95% ....................................     169,721              1.317               223,453
  Separate Account Charges 2.05% ....................................       9,056              1.314                11,903
  Separate Account Charges 2.10% ....................................          --              1.200                    --
  Separate Account Charges 2.15% ....................................      24,519              1.312                32,173
  Separate Account Charges 2.25% ....................................          --              1.125                    --
  Separate Account Charges 2.35% ....................................          --              1.308                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.45% ..................................          --             $1.331            $       --
    Separate Account Charges 1.50% ..................................          --              1.171                    --
    Separate Account Charges 1.55% ..................................      18,644              1.329                24,770
    Separate Account Charges 1.65% ..................................          --              1.326                    --
    Separate Account Charges 1.75% ..................................          --              1.324                    --
    Separate Account Charges 1.85% ..................................      12,041              1.322                15,918
    Separate Account Charges 1.90% ..................................          --              1.165                    --
    Separate Account Charges 1.95% ..................................      35,297              1.320                46,582
    Separate Account Charges 2.05% ..................................          --              1.317                    --
    Separate Account Charges 2.10% ..................................          --              1.162                    --
    Separate Account Charges 2.15% ..................................       2,386              1.315                 3,138
    Separate Account Charges 2.25% ..................................          --              1.082                    --
    Separate Account Charges 2.35% ..................................          --              1.311                    --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.45% ..................................      12,893              1.443                18,603
    Separate Account Charges 1.50% ..................................          --              1.192                    --
    Separate Account Charges 1.55% ..................................       2,151              1.440                 3,099
    Separate Account Charges 1.65% ..................................          --              1.438                    --
    Separate Account Charges 1.75% ..................................          --              1.436                    --
    Separate Account Charges 1.85% ..................................      39,384              1.433                56,448
    Separate Account Charges 1.90% ..................................          --              1.186                    --
    Separate Account Charges 1.95% ..................................      60,927              1.431                87,177
    Separate Account Charges 2.05% ..................................          --              1.428                    --
    Separate Account Charges 2.10% ..................................          --              1.183                    --
    Separate Account Charges 2.15% ..................................      32,738              1.426                46,688
    Separate Account Charges 2.25% ..................................          --              1.074                    --
    Separate Account Charges 2.35% ..................................          --              1.421                    --
  MFS Value Portfolio
    Separate Account Charges 1.45% ..................................         232              1.112                   258
    Separate Account Charges 1.50% ..................................          --              1.112                    --
    Separate Account Charges 1.55% ..................................          --              1.112                    --
    Separate Account Charges 1.65% ..................................          --              1.111                    --
    Separate Account Charges 1.75% ..................................          --              1.110                    --
    Separate Account Charges 1.85% ..................................      18,861              1.109                20,924
    Separate Account Charges 1.90% ..................................          --              1.109                    --
    Separate Account Charges 1.95% ..................................       7,576              1.109                 8,400
    Separate Account Charges 2.05% ..................................          --              1.108                    --
    Separate Account Charges 2.10% ..................................          --              1.107                    --
    Separate Account Charges 2.15% ..................................          --              1.107                    --
    Separate Account Charges 2.25% ..................................          --              1.127                    --
    Separate Account Charges 2.35% ..................................          --              1.106                    --
  Pioneer Fund Portfolio
    Separate Account Charges 1.45% ..................................          74              1.306                    97
    Separate Account Charges 1.50% ..................................          --              1.199                    --
    Separate Account Charges 1.55% ..................................          --              1.304                    --
    Separate Account Charges 1.65% ..................................          --              1.302                    --
    Separate Account Charges 1.75% ..................................          --              1.300                    --
    Separate Account Charges 1.85% ..................................       3,416              1.297                 4,431
    Separate Account Charges 1.90% ..................................          --              1.193                    --
    Separate Account Charges 1.95% ..................................      12,601              1.295                16,321

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
The Travelers Series Trust (continued)
Pioneer Fund Portfolio (continued)
  Separate Account Charges 2.05% ....................................          --             $1.293            $       --
  Separate Account Charges 2.10% ....................................          --              1.190                    --
  Separate Account Charges 2.15% ....................................          --              1.291                    --
  Separate Account Charges 2.25% ....................................          --              1.094                    --
Separate Account Charges 2.35% ......................................          --              1.287                    --
  Social Awareness Stock Portfolio
  Separate Account Charges 1.45% ....................................       6,939              1.047                 7,264
  Separate Account Charges 1.50% ....................................          --              1.047                    --
  Separate Account Charges 1.55% ....................................          --              1.046                    --
  Separate Account Charges 1.65% ....................................          --              1.045                    --
  Separate Account Charges 1.75% ....................................          --              1.045                    --
  Separate Account Charges 1.85% ....................................          --              1.044                    --
  Separate Account Charges 1.90% ....................................          --              1.044                    --
  Separate Account Charges 1.95% ....................................          --              1.043                    --
  Separate Account Charges 2.05% ....................................          --              1.043                    --
  Separate Account Charges 2.10% ....................................          --              1.042                    --
  Separate Account Charges 2.15% ....................................          --              1.042                    --
  Separate Account Charges 2.25% ....................................          --              1.076                    --
  Separate Account Charges 2.35% ....................................          --              1.040                    --
Travelers Quality Bond Portfolio
  Separate Account Charges 1.45% ....................................     282,079              1.034               291,785
  Separate Account Charges 1.50% ....................................          --              1.032                    --
  Separate Account Charges 1.55% ....................................      36,710              1.033                37,910
  Separate Account Charges 1.65% ....................................          --              1.031                    --
  Separate Account Charges 1.75% ....................................          --              1.029                    --
  Separate Account Charges 1.85% ....................................      86,898              1.027                89,288
  Separate Account Charges 1.90% ....................................          --              1.027                    --
  Separate Account Charges 1.95% ....................................     383,445              1.026               393,326
  Separate Account Charges 2.05% ....................................      13,616              1.024                13,944
  Separate Account Charges 2.10% ....................................          --              1.024                    --
  Separate Account Charges 2.15% ....................................          --              1.022                    --
  Separate Account Charges 2.25% ....................................          --              1.032                    --
  Separate Account Charges 2.35% ....................................          --              1.019                    --
U.S. Government Securities Portfolio
  Separate Account Charges 1.45% ....................................      23,885              1.048                25,020
  Separate Account Charges 1.50% ....................................          --              1.047                    --
  Separate Account Charges 1.55% ....................................          --              1.047                    --
  Separate Account Charges 1.65% ....................................          --              1.046                    --
  Separate Account Charges 1.75% ....................................          --              1.045                    --
  Separate Account Charges 1.85% ....................................     116,718              1.045               121,934
  Separate Account Charges 1.90% ....................................          --              1.044                    --
  Separate Account Charges 1.95% ....................................         504              1.044                   526
  Separate Account Charges 2.05% ....................................       3,767              1.043                 3,930
  Separate Account Charges 2.10% ....................................          --              1.043                    --
  Separate Account Charges 2.15% ....................................          --              1.043                    --
  Separate Account Charges 2.25% ....................................          --              1.073                    --
  Separate Account Charges 2.35% ....................................          --              1.041                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.45% ..................................      11,841             $1.288            $   15,250
    Separate Account Charges 1.50% ..................................          --              1.135                    --
    Separate Account Charges 1.55% ..................................       2,050              1.286                 2,635
    Separate Account Charges 1.65% ..................................          --              1.283                    --
    Separate Account Charges 1.75% ..................................          --              1.281                    --
    Separate Account Charges 1.85% ..................................       9,313              1.279                11,913
    Separate Account Charges 1.90% ..................................          --              1.129                    --
    Separate Account Charges 1.95% ..................................      11,734              1.277                14,985
    Separate Account Charges 2.05% ..................................          --              1.275                    --
    Separate Account Charges 2.10% ..................................          --              1.126                    --
    Separate Account Charges 2.15% ..................................          --              1.273                    --
    Separate Account Charges 2.25% ..................................          --              1.055                    --
    Separate Account Charges 2.35% ..................................          --              1.269                    --
  MFS Total Return Portfolio
    Separate Account Charges 1.45% ..................................     146,167              1.238               180,973
    Separate Account Charges 1.50% ..................................          --              1.166                    --
    Separate Account Charges 1.55% ..................................     131,869              1.236               162,998
    Separate Account Charges 1.65% ..................................       3,929              1.234                 4,849
    Separate Account Charges 1.75% ..................................       1,901              1.232                 2,342
    Separate Account Charges 1.85% ..................................     414,664              1.230               509,972
    Separate Account Charges 1.90% ..................................          --              1.160                    --
    Separate Account Charges 1.95% ..................................     697,939              1.228               856,921
    Separate Account Charges 2.05% ..................................       4,688              1.226                 5,746
    Separate Account Charges 2.10% ..................................          --              1.157                    --
    Separate Account Charges 2.15% ..................................      56,755              1.224                69,450
    Separate Account Charges 2.25% ..................................          --              1.096                    --
    Separate Account Charges 2.35% ..................................          --              1.220                    --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.45% ..................................     228,536              1.086               248,303
    Separate Account Charges 1.50% ..................................          --              1.086                    --
    Separate Account Charges 1.55% ..................................       4,952              1.086                 5,377
    Separate Account Charges 1.65% ..................................          --              1.085                    --
    Separate Account Charges 1.75% ..................................          --              1.084                    --
    Separate Account Charges 1.85% ..................................      52,334              1.084                56,706
    Separate Account Charges 1.90% ..................................          --              1.083                    --
    Separate Account Charges 1.95% ..................................      44,517              1.083                48,203
    Separate Account Charges 2.05% ..................................       6,561              1.082                 7,100
    Separate Account Charges 2.10% ..................................          --              1.082                    --
    Separate Account Charges 2.15% ..................................          --              1.081                    --
    Separate Account Charges 2.25% ..................................          --              1.104                    --
    Separate Account Charges 2.35% ..................................          --              1.080                    --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.45% ..................................          --              0.996                    --
    Separate Account Charges 1.50% ..................................          --              0.996                    --
    Separate Account Charges 1.55% ..................................       8,860              0.995                 8,816
    Separate Account Charges 1.65% ..................................          --              0.994                    --
    Separate Account Charges 1.75% ..................................          --              0.992                    --
    Separate Account Charges 1.85% ..................................       4,481              0.991                 4,441
    Separate Account Charges 1.90% ..................................          --              0.990                    --
    Separate Account Charges 1.95% ..................................      41,915              0.990                41,489

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares (continued)
    Separate Account Charges 2.05% ..................................       5,046             $0.989            $    4,988
    Separate Account Charges 2.10% ..................................          --              0.988                    --
    Separate Account Charges 2.15% ..................................          --              0.987                    --
    Separate Account Charges 2.25% ..................................          --              0.998                    --
    Separate Account Charges 2.35% ..................................          --              0.985                    --
  Strategic Equity Portfolio
    Separate Account Charges 1.45% ..................................          --              1.336                    --
    Separate Account Charges 1.50% ..................................          --              1.162                    --
    Separate Account Charges 1.55% ..................................          --              1.334                    --
    Separate Account Charges 1.65% ..................................          --              1.331                    --
    Separate Account Charges 1.75% ..................................          --              1.329                    --
    Separate Account Charges 1.85% ..................................      10,950              1.327                14,530
    Separate Account Charges 1.90% ..................................          --              1.156                    --
    Separate Account Charges 1.95% ..................................      28,511              1.325                37,770
    Separate Account Charges 2.05% ..................................          --              1.323                    --
    Separate Account Charges 2.10% ..................................          --              1.153                    --
    Separate Account Charges 2.15% ..................................       8,668              1.320                11,445
    Separate Account Charges 2.25% ..................................          --              1.098                    --
    Separate Account Charges 2.35% ..................................          --              1.316                    --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................       7,312              1.461                10,680
    Separate Account Charges 1.50% ..................................          --              1.280                    --
    Separate Account Charges 1.55% ..................................      14,305              1.458                20,860
    Separate Account Charges 1.65% ..................................          --              1.456                    --
    Separate Account Charges 1.75% ..................................          --              1.453                    --
    Separate Account Charges 1.85% ..................................     125,675              1.451               182,338
    Separate Account Charges 1.90% ..................................          --              1.274                    --
    Separate Account Charges 1.95% ..................................     188,616              1.448               273,197
    Separate Account Charges 2.05% ..................................          --              1.446                    --
    Separate Account Charges 2.10% ..................................          --              1.270                    --
    Separate Account Charges 2.15% ..................................      32,088              1.444                46,322
    Separate Account Charges 2.25% ..................................          --              1.132                    --
    Separate Account Charges 2.35% ..................................          --              1.439                    --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.45% ..................................          --              1.216                    --
    Separate Account Charges 1.50% ..................................          --              1.107                    --
    Separate Account Charges 1.55% ..................................          --              1.214                    --
    Separate Account Charges 1.65% ..................................          --              1.212                    --
    Separate Account Charges 1.75% ..................................          --              1.210                    --
    Separate Account Charges 1.85% ..................................          --              1.208                    --
    Separate Account Charges 1.90% ..................................          --              1.101                    --
    Separate Account Charges 1.95% ..................................      23,247              1.206                28,033
    Separate Account Charges 2.05% ..................................          --              1.204                    --
    Separate Account Charges 2.10% ..................................          --              1.098                    --
    Separate Account Charges 2.15% ..................................          --              1.202                    --
    Separate Account Charges 2.25% ..................................          --              1.038                    --
    Separate Account Charges 2.35% ..................................          --              1.198                    --

                                                                                          DECEMBER 31, 2004
                                                                       -----------------------------------------------------
                                                                       ACCUMULATION            UNIT
                                                                           UNITS               VALUE            NET ASSETS
                                                                       --------------      -------------      --------------
Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      20,924             $1.408            $   29,468
    Separate Account Charges 1.50% ..................................          --              1.245                    --
    Separate Account Charges 1.55% ..................................      67,973              1.406                95,569
    Separate Account Charges 1.65% ..................................          --              1.404                    --
    Separate Account Charges 1.75% ..................................       1,744              1.401                 2,443
    Separate Account Charges 1.85% ..................................     115,023              1.399               160,912
    Separate Account Charges 1.90% ..................................          --              1.239                    --
    Separate Account Charges 1.95% ..................................     336,428              1.397               469,859
    Separate Account Charges 2.05% ..................................      12,353              1.394                17,223
    Separate Account Charges 2.10% ..................................          --              1.236                    --
    Separate Account Charges 2.15% ..................................      56,494              1.392                78,636
    Separate Account Charges 2.25% ..................................          --              1.108                    --
    Separate Account Charges 2.35% ..................................          --              1.387                    --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      10,278              1.184                12,171
    Separate Account Charges 1.50% ..................................          --              1.079                    --
    Separate Account Charges 1.55% ..................................      19,447              1.182                22,990
    Separate Account Charges 1.65% ..................................          --              1.180                    --
    Separate Account Charges 1.75% ..................................          --              1.178                    --
    Separate Account Charges 1.85% ..................................          --              1.176                    --
    Separate Account Charges 1.90% ..................................          --              1.074                    --
    Separate Account Charges 1.95% ..................................      10,861              1.174                12,754
    Separate Account Charges 2.05% ..................................          --              1.172                    --
    Separate Account Charges 2.10% ..................................          --              1.071                    --
    Separate Account Charges 2.15% ..................................      74,996              1.170                87,772
    Separate Account Charges 2.25% ..................................          --              1.040                    --
    Separate Account Charges 2.35% ..................................       4,895              1.166                 5,710
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.45% ..................................      62,131              1.735               107,794
    Separate Account Charges 1.50% ..................................          --              1.403                    --
    Separate Account Charges 1.55% ..................................      66,031              1.732               114,368
    Separate Account Charges 1.65% ..................................       3,090              1.729                 5,342
    Separate Account Charges 1.75% ..................................       2,264              1.726                 3,908
    Separate Account Charges 1.85% ..................................     161,983              1.723               279,157
    Separate Account Charges 1.90% ..................................          --              1.396                    --
    Separate Account Charges 1.95% ..................................     278,559              1.720               479,253
    Separate Account Charges 2.05% ..................................       3,804              1.718                 6,533
    Separate Account Charges 2.10% ..................................          --              1.392                    --
    Separate Account Charges 2.15% ..................................      52,680              1.715                90,332
    Separate Account Charges 2.25% ..................................          --              1.228                    --
    Separate Account Charges 2.35% ..................................       4,277              1.709                 7,310
                                                                                                               -----------

Net Contract Owners' Equity .........................................                                          $57,158,057
                                                                                                               ===========

6.   STATEMENT OF INVETSMENTS

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
Capital Appreciation Fund (0.3%)
    Total (Cost $126,414)                                                         2,273   $    150,513   $    105,458   $      1,210
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $267,066)                                                        25,803        255,711        269,129          1,998
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.3%)

    Total (Cost $138,973)                                                         8,649        144,179        140,200          1,268
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (2.7%)
      Total (Cost $1,534,477)                                                 1,534,477      1,534,477      2,636,263      1,290,358
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (1.0%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $356,335)                 17,206        387,125        376,681         59,240
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $204,912)                  16,313        212,728        188,780          3,899
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $561,247)                                                        33,519        599,853        565,461         63,139
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Premier Growth Portfolio - Class B

    Total (Cost $45,195)                                                          2,176         50,299         20,711            616
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (26.7%)
  Global Growth Fund - Class 2 Shares (Cost $1,605,383)                         106,531      1,835,523      1,291,275        102,572
  Growth Fund - Class 2 Shares (Cost $5,403,595)                                119,171      6,089,661      4,210,596        220,118
  Growth-Income Fund - Class 2 Shares (Cost $6,732,000)                         200,929      7,362,028      5,475,362        404,961
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $13,740,978)                                                    426,631     15,287,212     10,977,233        727,651
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (2.7%)
  Delaware VIP REIT Series - Standard Class

    Total (Cost $1,259,486)                                                      81,260      1,550,448      1,058,234         37,024
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $105,195)             3,196        113,665         38,283          6,357
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    (Cost $259,233)                                                               6,803        282,667        210,134          4,285
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $364,428)                                                         9,999        396,332        248,417         10,642
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (8.1%)
  Franklin Rising Dividends Securities Fund - Class 2 Shares
     (Cost $1,530,895)                                                           93,281      1,633,356      1,630,280        157,505
  Franklin Small Cap Fund - Class 2 Shares (Cost $555,229)                       31,306        608,280        546,738         11,573
  Mutual Shares Securities Fund - Class 2 Shares (Cost $565,263)                 37,892        630,525        429,829         16,307
  Templeton Developing Markets Securities Fund - Class 2 Shares
     (Cost $247,873)                                                             34,611        300,075        207,278          2,157
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $682,882)             53,693        770,497        716,137         47,729
  Templeton Growth Securities Fund - Class 2 Shares (Cost $599,678)              52,587        674,696        530,320          9,618
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,181,820)                                                     303,370      4,617,429      4,060,582        244,889
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (5.0%)
  Equity Index Portfolio - Class II Shares (Cost $1,489,233)                     55,414      1,635,830      1,074,687         67,234
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $299,764)                                                              15,110        320,775        269,007          3,541
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $785,022)                                                              39,995        841,892        809,786         26,698
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $47,441)                                                               10,440         51,261        114,247         67,847
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,621,460)                                                     120,959      2,849,758      2,267,727        165,320
                                                                           ------------   ------------   ------------   ------------

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
Janus Aspen Series (0.3%)
  Balanced Portfolio - Service Shares (Cost $83,202)                              3,515   $     88,723   $     59,380   $      1,217
  Global Life Sciences Portfolio - Service Shares (Cost $32,308)                  4,543         35,754         17,754            446
  Global Technology Portfolio - Service Shares (Cost $48,791)                    14,788         52,496         45,667            446
  Worldwide Growth Portfolio - Service Shares (Cost $16,124)                        634         16,869         11,295            440
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $180,425)                                                        23,480        193,842        134,096          2,549
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.6%)
  Lazard Retirement Small Cap Portfolio

    Total (Cost $326,076)                                                        21,893        369,986        245,083          7,475
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (3.1%)
  Growth and Income Portfolio (Cost $840,713)                                    33,369        906,976        816,708          8,220
  Mid-Cap Value Portfolio (Cost $740,569)                                        40,476        841,491        672,417          7,447
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,581,282)                                                      73,845      1,748,467      1,489,125         15,667
                                                                           ------------   ------------   ------------   ------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (2.1%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $651,794)          60,253        697,727        730,761         81,416
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $589,199)        56,212        505,911        591,942          2,831
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,240,993)                                                     116,465      1,203,638      1,322,703         84,247
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (2.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $584,874)      17,006        624,647        597,026         47,322
  Oppenheimer Global Securities Fund/VA - Service Shares (Cost $607,573)         23,239        681,595        672,251         94,039
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $69,377)                 3,598         74,479         69,702            335
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,261,824)                                                      43,843      1,380,721      1,338,979        141,696
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (4.6%)
  Real Return Portfolio - Administrative Class (Cost $578,450)                   45,301        585,287        546,864         17,329
    Total Return Portfolio - Administrative Class (Cost $2,042,109)             195,106      2,050,569      1,753,647        148,307
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,620,559)                                                     240,407      2,635,856      2,300,511        165,636
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (16.8%)
  Pioneer America Income VCT Portfolio - Class II Shares (Cost $630,083)         61,996        627,399        711,458         89,261
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $446,332)               31,677        455,515        580,853        133,027
  Pioneer Emerging Markets VCT Portfolio - Class II Shares (Cost $279,674)       16,390        333,201        297,404         18,541
  Pioneer Equity Income VCT Portfolio - Class II Shares (Cost $1,040,139)        54,694      1,131,076      1,060,844         35,869
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $37,903)                   4,056         42,345         38,052            159
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,046,127)                 55,578      1,139,899      1,176,005        133,531
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $244,219)          20,761        267,200        302,820         57,257
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $1,224,435)          108,240      1,263,156      1,258,411         51,452
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $89,529)                                                                8,513        100,799         98,359          8,876
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares (Cost $883,830)          40,639        993,227        914,716         47,361
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $275,645)                                                              26,192        290,472        276,402            793
  Pioneer Papp America-Pacific Rim Fund VCT - Class II Shares
    (Cost $67,536)                                                                7,103         72,022         67,866            339
  Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares
    (Cost $146,018)                                                              14,332        155,788        146,552            549
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $477,014)                                                              23,191        562,622        491,522         16,057
  Pioneer Small Cap Value VCT Portfolio - Class II Shares (Cost $279,995)        21,196        316,887        300,720         30,879
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $96,948)            8,389        107,803         97,763            841
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $1,244,785)                                                           114,145      1,285,270      1,353,348        128,726
  Pioneer Value VCT Portfolio - Class II Shares (Cost $418,536)                  33,865        453,790        482,436         68,097
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $8,928,748)                                                     650,957      9,598,471      9,655,531        821,615
                                                                           ------------   ------------   ------------   ------------

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET          COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
  PUTNAM VARIABLE TRUST (0.7%)
    Putnam VT International Equity Fund - Class IB Shares (Cost $58,702)          4,731   $     69,587   $     36,781   $      3,962
    Putnam VT Small Cap Value Fund - Class IB Shares (Cost $294,936)             15,183        346,027        275,877          3,606
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $353,638)                                                      19,914        415,614        312,658          7,568
                                                                           ------------   ------------   ------------   ------------

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.3%)
    All Cap Fund - Class I (Cost $414,599)                                       26,214        441,180        417,611         65,583
    Investors Fund - Class I (Cost $325,394)                                     25,574        353,172        214,428          3,149
    Large Cap Growth Fund - Class I (Cost $443,177)                              40,008        468,490        307,662         26,466
    Small Cap Growth Fund - Class I (Cost $667,791)                              53,911        759,603        609,531         46,221
      Total Return Fund - Class II (Cost $431,975)                               38,850        443,273        404,367         18,851
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $2,282,936)                                                   184,557      2,465,718      1,953,599        160,270
                                                                           ------------   ------------   ------------   ------------

  THE TRAVELERS SERIES TRUST (8.3%)
    Convertible Securities Portfolio (Cost $203,461)                             16,736        206,692        237,933         47,957
    Disciplined Mid Cap Stock Portfolio (Cost $398,246)                          21,412        423,093        370,698         13,411
    Equity Income Portfolio (Cost $839,332)                                      51,434        883,120        750,931         22,585
    Federated High Yield Portfolio (Cost $471,956)                               54,518        469,941        400,370         13,089
    Federated Stock Portfolio (Cost $180,215)                                    11,627        192,548        168,653         11,586
    Large Cap Portfolio (Cost $462,016)                                          35,743        497,895        321,404         18,394
    Lazard International Stock Portfolio (Cost $221,263)                         21,842        249,437        208,007          4,834
    Merrill Lynch Large Cap Core Portfolio (Cost $409,763)                       51,883        469,545        422,628         37,976
    MFS Emerging Growth Portfolio (Cost $78,530)                                  8,578         90,408         79,692          4,251
    MFS Mid Cap Growth Portfolio (Cost $186,962)                                 27,008        212,015        140,183          3,208
    MFS Value Portfolio (Cost $28,388)                                            2,401         29,582         28,461             77
    Pioneer Fund Portfolio (Cost $19,539)                                         1,733         20,849         85,864         65,222
    Social Awareness Stock Portfolio (Cost $6,442)                                  299          7,264          6,473             33
    Travelers Quality Bond Portfolio (Cost $853,639)                             74,910        826,253        900,172         75,591
    U.S. Government Securities Portfolio (Cost $157,110)                         11,875        151,410        160,393          3,287
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $4,516,862)                                                   391,999      4,730,052      4,281,862        321,501
                                                                           ------------   ------------   ------------   ------------

  TRAVELERS SERIES FUND INC. (4.1%)
    AIM Capital Appreciation Portfolio (Cost $42,418)                             4,185         44,783         52,402         22,712
    MFS Total Return Portfolio (Cost $1,733,416)                                104,624      1,793,251      1,426,518         66,972
    Pioneer Strategic Income Portfolio (Cost $379,866)                           38,986        365,689        397,548         18,219
    SB Adjustable Rate Income Portfolio - Class I Shares (Cost $60,064)           5,967         59,734        198,851        143,006
    Strategic Equity Portfolio (Cost $54,960)                                     3,634         63,745         18,623            969
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $2,270,724)                                                   157,396      2,327,202      2,093,942        251,878
                                                                           ------------   ------------   ------------   ------------

  VAN KAMPEN LIFE INVESTMENT TRUST (1.0%)
    Comstock Portfolio - Class II Shares (Cost $468,802)                         38,962        533,397        388,548         11,807
    Enterprise Portfolio - Class II Shares (Cost $27,418)                         2,061         28,033         27,892            456
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $496,220)                                                      41,023        561,430        416,440         12,263
                                                                           ------------   ------------   ------------   ------------

  VARIABLE INSURANCE PRODUCTS FUND II (1.5%)
    Contrafund(R) Portfolio - Service Class 2

      Total (Cost $753,478)                                                      32,414        854,110        599,258          7,409
                                                                           ------------   ------------   ------------   ------------

  VARIABLE INSURANCE PRODUCTS FUND III (2.2%)
    Dynamic Capital Appreciation Portfolio - Service Class 2
      (Cost $133,450                                                             19,887        141,397         48,666          2,123
    Mid Cap Portfolio - Service Class 2 (Cost $933,852)                          36,613      1,093,997        860,827         32,186
                                                                           ------------   ------------   ------------   ------------
      Total (Cost $1,067,302)                                                    56,500      1,235,394        909,493         34,309
                                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $52,722,611)                                                                      $ 57,156,712   $ 49,402,695   $  4,578,198
                                                                                          ============   ============   ============

7.   FINANCIAL HIGHLIGHTS

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ---------------------------------------------------------------------------------
  CAPITAL APPRECIATION FUND                        2004     106   1.418 - 1.434     151         --     1.45 - 2.15   12.82 - 19.05
                                                   2003      19   1.213 - 1.217      23       0.18     1.55 - 1.95    4.46 -  4.75

  HIGH YIELD BOND TRUST                            2004     241   1.059 - 1.064     256      24.18     1.45 - 2.15    0.86 -  7.26

  MANAGED ASSETS TRUST                             2004     136   1.058 - 1.062     144       3.20     1.45 - 1.95    3.12 -  7.93

  MONEY MARKET PORTFOLIO                           2004   1,561   0.979 - 0.993   1,536       1.32     1.45 - 2.15  (1.11) -  0.00
                                                   2003     190   0.990 - 0.994     189       0.27     1.55 - 2.15  (0.60) - (0.20)
  AIM VARIABLE INSURANCE FUNDS, INC
  AIM V.I. Capital Appreciation Fund - Series II   2004     306   1.126 - 1.285     387         --     1.45 - 2.15    0.39 - 14.00
                                                   2003      34   1.220 - 1.225      41         --     1.55 - 2.15    3.39 -  9.96

  AIM V.I. Mid Cap Core Equity Fund - Series II    2004     158   1.190 - 1.392     213       0.05     1.50 - 2.15    6.41 - 11.22
                                                   2003      17           1.239      21         --            2.15            2.74
  ALLIANCEBERNSTEIN VARIABLE PRODUCT
  SERIES FUND, INC
    AllianceBernstein Premier Growth
      Portfolio - Class B                          2004      41   1.215 - 1.225      50         --     1.45 - 1.95    6.02 -  9.39
                                                   2003      23   1.144 - 1.147      26         --     1.45 - 1.85    2.32 -  2.60
  AMERICAN FUNDS INSURANCE SERIES
    Global Growth Fund - Class 2 Shares            2004   1,253   1.114 - 1.477   1,836       0.42     1.45 - 2.25    4.01 - 15.56
                                                   2003     346   1.315 - 1.321     455       0.01     1.45 - 2.15    5.85 - 20.73

    Growth Fund - Class 2 Shares                   2004   4,392   1.086 - 1.397   6,090       0.25     1.45 - 2.35    4.22 - 10.80
                                                   2003   1,206   1.252 - 1.259   1,514       0.22     1.55 - 2.35    3.13 - 15.71

    Growth-Income Fund - Class 2 Shares            2004   5,422   1.065 - 1.368   7,362       1.28     1.45 - 2.35    2.11 -  8.74
                                                   2003   1,419   1.250 - 1.258   1,779       1.72     1.45 - 2.35    6.97 - 15.85
  DELAWARE VIP TRUST
    Delaware VIP REIT Series - Standard Class      2004     954   1.619 - 1.638   1,550       1.23     1.45 - 2.15   28.80 - 38.04
                                                   2003     201   1.261 - 1.265     253         --     1.45 - 1.95    4.13 - 17.46
  DREYFUS VARIABLE INVESTMENT FUND
    Dreyfus VIF Appreciation Portfolio -
      Initial Shares                               2004      94   1.196 - 1.214     114       1.84     1.45 - 2.35    1.76 -  3.51
                                                   2003      67   1.165 - 1.172      78       3.10     1.55 - 2.35    6.18 - 15.58
    Dreyfus VIF Developing Leaders
      Portfolio - Initial Shares                   2004     201   1.399 - 1.411     283       0.33     1.45 - 1.95    4.68 -  9.72
                                                   2003      43   1.281 - 1.286      56       0.06     1.45 - 1.95    0.87 - 18.09
  FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Franklin Rising Dividends Securities
      Fund - Class 2 Shares                        2004   1,265   1.182 - 1.331   1,633       0.49     1.45 - 2.15    5.00 -  9.33
                                                   2003      50   1.211 - 1.216      61       0.21     1.55 - 2.15    2.71 - 14.07

    Franklin Small Cap Fund - Class 2 Shares       2004     430   1.179 - 1.468     608         --     1.45 - 2.15    4.82 - 15.00
                                                   2003      16   1.330 - 1.336      21         --     1.45 - 2.15    1.22 -  4.62

    Mutual Shares Securities Fund -
      Class 2 Shares                               2004     474   1.325 - 1.341     631       0.76     1.45 - 2.15    3.83 - 10.94
                                                   2003     136   1.202 - 1.207     164       0.09     1.55 - 2.15    3.16 - 13.05

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
    Templeton Developing Markets
        Securities Fund - Class 2 Shares           2004     166   1.798 - 1.820     300       1.73     1.45 - 2.15   11.79 - 26.00
                                                   2003      34   1.475 - 1.476      51         --     1.85 - 1.95    5.65 - 27.60
    Templeton Foreign Securities Fund -
        Class 2 Shares                             2004     515   1.291 - 1.564     770       0.67     1.45 - 2.15   11.60 - 16.89
                                                   2003      10   1.335 - 1.338      14         --     1.55 - 1.95   10.15 - 12.25
    Templeton Growth Securities Fund -
        Class 2 Shares                             2004     447   1.502 - 1.519     675       1.09     1.45 - 2.15    8.35 - 14.98
                                                   2003      67   1.324 - 1.325      89       0.11     1.85 - 1.95    6.85 - 19.17
  GREENWICH STREET SERIES FUND
    Equity Index Portfolio - Class II Shares       2004   1,251   1.302 - 1.318   1,636       1.77     1.45 - 2.15    5.69 - 8.58
                                                   2003     429   1.207 - 1.212     519       2.02     1.55 - 2.15    7.38 - 20.00
    Salomon Brothers Variable Aggressive
      Growth Fund - Class I Shares                 2004     235   1.354 - 1.370     321         --     1.45 - 2.15    2.78 - 10.66
                                                   2003      29           1.271      36         --            1.85           10.23
    Salomon Brothers Variable Aggressive
      Growth Fund - Class II Shares                2004     633   1.149 - 1.346     842         --     1.50 - 2.15    1.21 - 10.32
                                                   2003       1   1.253 - 1.257       2         --     1.55 - 1.95    5.65 -  9.21
    Salomon Brothers Variable Growth &
      Income Fund - Class I Shares                 2004      39   1.303 - 1.313      51       1.18     1.45 - 1.95    5.21 -  7.95

  JANUS ASPEN SERIES
    Balanced Portfolio - Service Shares            2004      76   1.159 - 1.167      89       2.60     1.55 - 1.95    5.71 -  6.14
                                                   2003      24           1.092      26       0.91            1.95            4.90

    Global Life Sciences Portfolio -               2004      27   1.332 - 1.343      36         --     1.45 - 1.95    5.66 - 12.03
      Service Shares                               2003      13           1.189      15         --            1.95            1.62

    Global Technology Portfolio - Service Shares   2004      38   1.363 - 1.375      52         --     1.45 - 1.95  (0.87) -  6.72
                                                   2003       3           1.387       4         --            1.45            3.35

    Worldwide Growth Portfolio - Service Shares    2004      13           1.284      17       1.06            1.85            2.64
                                                   2003       5           1.251       6       0.23            1.85           11.80
  LAZARD RETIREMENT SERIES, INC
    Lazard Retirement Small Cap Portfolio          2004     247   1.495 - 1.512     370         --     1.45 - 2.15    3.74 - 13.19
                                                   2003      69   1.329 - 1.334      92         --     1.55 - 2.15    1.53 -  9.79
  LORD ABBETT SERIES FUND, INC
    Growth and Income Portfolio                    2004     662   1.365 - 1.381     907       1.81     1.45 - 2.15    3.14 - 16.24
                                                   2003      28   1.240 - 1.243      34       1.27     1.55 - 1.95    4.38 - 16.53

    Mid-Cap Value Portfolio                        2004     551   1.516 - 1.539     841       0.61     1.45 - 2.35   17.30 - 22.18
                                                   2003      66   1.252 - 1.258      83       0.85     1.55 - 2.35   10.06 - 17.12
  MERRILL LYNCH VARIABLE SERIES FUNDS, INC
    Merrill Lynch Global Allocation V.I
      Fund - Class III                             2004     577   1.205 - 1.213     698       6.20     1.55 - 2.15    7.75 - 14.65
    Merrill Lynch Value Opportunities V.I
      Fund - Class III                             2004     419   1.203 - 1.213     506         --     1.45 - 2.15    5.30 - 19.68
  OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Oppenheimer Capital Appreciation
      Fund/VA - Service Shares                     2004     495   1.136 - 1.295     625       0.05     1.50 - 2.15    4.06 - 9.58
                                                   2003      30           1.233      37         --            1.55           12.30
    Oppenheimer Global Securities Fund/VA
      -- Service Shares                            2004     432   1.343 - 1.657     682       0.24     1.45 - 2.15   10.10 - 20.81
                                                   2003      18   1.408 - 1.413      25         --     1.55 - 2.15    0.93 -  6.99
    Oppenheimer Main Street Fund/VA -
      Service Shares                               2004      71   1.050 - 1.054      74         --     1.45 - 1.95    7.23 -  9.49

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  PIMCO VARIABLE INSURANCE TRUST
    Real Return Portfolio - Administrative Class   2004     523   1.111 - 1.124     585       1.20     1.45 - 2.15     1.27 -  7.35
                                                   2003      47   1.044 - 1.047      49       0.19     1.45 - 1.95     0.19 -  3.26

    Total Return Portfolio - Administrative Class  2004   1,968   1.036 - 1.048   2,051       1.95     1.45 - 2.25   (0.10) -  3.35
                                                   2003     427   1.009 - 1.014     432       1.46     1.45 - 2.15   (1.27) -  3.58
  PIONEER VARIABLE CONTRACTS TRUST
    Pioneer America Income VCT Portfolio -
      Class II Shares                              2004     625   1.000 - 1.023     627       4.71     1.45 - 2.15     0.20 -  2.56
                                                   2003       8           0.996       8       0.03            1.55               --
    Pioneer Balanced VCT Portfolio - Class
      II Shares                                    2004     409   1.079 - 1.143     456       2.87     1.50 - 2.15     0.84 -  5.07
                                                   2003      --           1.107      --         --            1.95             3.85
    Pioneer Emerging Markets VCT Portfolio
      -- Class II Shares                           2004     196   1.398 - 1.767     333       0.65     1.45 - 2.15     9.42 - 27.47
                                                   2003      --   1.506 - 1.511      --         --     1.45 - 1.95     8.42 - 12.34
    Pioneer Equity Income VCT Portfolio -
      Class II Shares                              2004     850   1.240 - 1.377   1,131       2.95     1.50 - 2.15    10.13 - 14.27
                                                   2003      12           1.205      15       0.57            1.55            10.86

    Pioneer Europe VCT Portfolio - Class II Shares 2004      30   1.363 - 1.483      42       0.14     1.50 - 1.95     3.34 - 20.37

    Pioneer Fund VCT Portfolio - Class II Shares   2004     890   1.186 - 1.327   1,140       1.26     1.45 - 2.15     6.08 - 10.04
                                                   2003       5   1.209 - 1.213       6       0.34     1.55 - 1.95     0.25 -  8.24
    Pioneer Growth Shares VCT Portfolio -
      Class II Shares                              2004     223   1.088 - 1.208     267         --     1.55 - 2.15     0.25 - 11.54
                                                   2003      --           1.151      --         --            1.95             2.49

    Pioneer High Yield VCT Portfolio -              2004   1,048   1.123 - 1.223   1,263       4.98     1.50 - 2.15     3.57 -  7.40
      Class II Shares                               2003      15   1.149 - 1.153      17       1.50     1.55 - 1.95     2.77 -  6.17

    Pioneer International Value VCT
      Portfolio - Class II Shares                  2004      70   1.338 - 1.504     101       0.34     1.50 - 2.15     4.23 - 17.67

    Pioneer Mid Cap Value VCT Portfolio -
      Class II Shares                              2004     651   1.346 - 1.587     993       0.16     1.50 - 2.15    13.27 - 19.86
                                                   2003      11           1.324      15         --            1.55            14.04
    Pioneer Oak Ridge Large Cap Growth VCT
      Portfolio - Class II Shares                  2004     265   1.090 - 1.096     290         --     1.50 - 2.15     6.76 - 13.46

    Pioneer Papp America-Pacific Rim Fund
      VCT - Class II Shares                        2004      72   0.997 - 1.002      72         --     1.50 - 2.15     0.60 -  6.74
    Pioneer Papp Small & Mid Cap Growth
      VCT Portfolio - Class II Shares              2004     145   1.069 - 1.074     156         --     1.50 - 2.15     2.10 -  9.15
    Pioneer Real Estate Shares VCT
      Portfolio - Class II Shares                  2004     341   1.458 - 1.681     563       4.08     1.50 - 2.15    17.37 - 35.50
                                                   2003      --           1.258      --       1.26            1.95             9.11
    Pioneer Small Cap Value VCT Portfolio
      -- Class II Shares                           2004     214   1.290 - 1.599     317         --     1.50 - 2.15    11.51 - 18.01
                                                   2003       7           1.355      10         --            1.55            13.01
    Pioneer Small Company VCT Portfolio -
      Class II Shares                              2004      79   1.178 - 1.423     108         --     1.90 - 2.15     6.86 - 13.60
    Pioneer Strategic Income VCT Portfolio
      -- Class II Shares                           2004   1,097   1.138 - 1.181   1,285       5.62     1.45 - 2.15     6.06 -  9.26
                                                   2003      19   1.086 - 1.089      20       1.79     1.55 - 1.95     4.41 -  5.95

    Pioneer Value VCT Portfolio - Class II Shares  2004     354   1.195 - 1.309     454       0.05     1.45 - 2.15     5.48 - 11.37
                                                   2003       3           1.192       4         --            1.55             0.34

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  PUTNAM VARIABLE TRUST
    Putnam VT International Equity Fund -          2004      47   1.470 - 1.482      70       1.11     1.45 - 1.95     12.39 - 14.53
      Class IB Shares                              2003      22   1.291 - 1.294      29         --     1.45 - 1.85      9.85 - 18.07

    Putnam VT Small Cap Value Fund - Class         2004     195   1.759 - 1.780     346       0.12     1.45 - 2.15     15.92 - 24.39
      IB Shares                                    2003      17   1.424 - 1.431      24         --     1.45 - 2.15      4.84 - 27.71

  SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
    All Cap Fund - Class I                         2004     317   1.384 - 1.400     441       0.71     1.45 - 2.15      1.90 -  6.71
                                                   2003      50   1.307 - 1.312      65       0.63     1.45 - 1.95      4.63 - 18.80

    Investors Fund - Class I                       2004     256   1.373 - 1.387     353       2.26     1.45 - 2.05      4.13 - 13.52
                                                   2003      95   1.271 - 1.272     121       3.59     1.85 - 1.95     10.51 - 13.28

    Large Cap Growth Fund - Class I                2004     363   1.278 - 1.297     468       0.31     1.45 - 2.35    (3.37) - 14.13
                                                   2003     132   1.303 - 1.306     172         --     1.85 - 2.15      5.34 - 11.83

    Small Cap Growth Fund - Class I                2004     472   1.599 - 1.624     760         --     1.45 - 2.35      7.12 - 22.06
                                                   2003      76   1.422 - 1.427     108         --     1.85 - 2.35      2.74 - 24.85

    Total Return Fund - Class II                   2004     376   1.129 - 1.191     443       3.30     1.50 - 2.15      4.32 -  6.82
                                                   2003      43   1.112 - 1.115      48       0.45     1.55 - 1.95      4.02 -  4.30
  THE TRAVELERS SERIES TRUST
    Convertible Securities Portfolio               2004     174   1.182 - 1.196     207       5.42     1.45 - 2.15      3.23 -  5.53
                                                   2003      12   1.139 - 1.142      13       3.66     1.45 - 1.85      0.09 -  7.96

    Disciplined Mid Cap Stock Portfolio            2004     285   1.480 - 1.493     423       0.73     1.45 - 1.95     14.20 - 14.76
                                                   2003      32   1.296 - 1.301      41       1.71     1.45 - 1.95      1.41 - 18.60

    Equity Income Portfolio                        2004     664   1.327 - 1.338     883       2.53     1.45 - 1.95      7.71 -  8.25
                                                   2003      97   1.232 - 1.236     120       1.19     1.45 - 1.95      0.00 - 13.13

    Federated High Yield Portfolio                 2004     392   1.193 - 1.207     470      10.80     1.45 - 2.15      0.93 -  8.66
                                                   2003      74   1.106 - 1.109      82      12.48     1.55 - 1.95      3.26 -  6.34

    Federated Stock Portfolio                      2004     142   1.349 - 1.364     193       2.77     1.45 - 2.15      1.81 -  8.87
                                                   2003      20   1.248 - 1.251      25       2.42     1.55 - 1.95      4.60 - 13.25

    Large Cap Portfolio                            2004     401   1.234 - 1.249     498       1.10     1.45 - 2.15      2.38 -  7.13
                                                   2003     140   1.184 - 1.186     166       0.64     1.85 - 2.15      4.49 -  7.23

    Lazard International Stock Portfolio           2004     174   1.424 - 1.446     249       3.59     1.45 - 2.35      9.53 - 17.01
                                                   2003      15   1.259 - 1.263      19       3.04     1.95 - 2.35      4.21 - 18.11

    Merrill Lynch Large Cap Core Portfolio         2004     356   1.312 - 1.328     470       1.14     1.45 - 2.15     13.73 - 20.88
                                                   2003      22   1.158 - 1.162      25       0.75     1.55 - 1.95      3.20 -  8.53

    MFS Emerging Growth Portfolio                  2004      68   1.315 - 1.329      90         --     1.55 - 2.15      4.61 - 17.65
                                                   2003       3           1.195       3         --            1.85              1.62

    MFS Mid Cap Growth Portfolio                   2004     148   1.426 - 1.443     212         --     1.45 - 2.15     11.67 - 21.77
                                                   2003      42   1.277 - 1.280      54         --     1.85 - 2.15      6.05 - 15.46

                                                                                            INVEST-      EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET      MENT(1)     RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS     INCOME     LOWEST TO      LOWEST TO
                                                  DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)    HIGHEST (%)
                                                  ----------------------------------------------------------------------------------
  THE TRAVELERS SERIES TRUST (CONTINUED)
    MFS Value Portfolio                            2004      27   1.109 - 1.112      30       1.80     1.45 - 1.95     2.87 - 13.51

    Pioneer Fund Portfolio                         2004      16   1.295 - 1.306      21       0.60     1.45 - 1.95     9.76 - 13.57

    Social Awareness Stock Portfolio               2004       7           1.047       7       0.74            1.45            13.07

    Travelers Quality Bond Portfolio               2004     803   1.024 - 1.034     826       8.48     1.45 - 2.05     0.99 -  1.77
                                                   2003      27   1.013 - 1.016      28       9.48     1.45 - 1.95     0.40 -  2.42

    U.S. Government Securities Portfolio           2004     145   1.043 - 1.048     151      13.75     1.45 - 2.05     0.10 -  3.97

  TRAVELERS SERIES FUND INC
    AIM Capital Appreciation Portfolio             2004      35   1.277 - 1.288      45       0.17     1.45 - 1.95     3.23 -  8.94
                                                   2003      10   1.226 - 1.227      12         --     1.45 - 1.55     2.42 -  2.59

    MFS Total Return Portfolio                     2004   1,458   1.224 - 1.238   1,793       4.30     1.45 - 2.15     6.57 - 11.25
                                                   2003     338   1.122 - 1.127     380       8.55     1.45 - 2.15     4.26 - 10.28

    Pioneer Strategic Income Portfolio             2004     337   1.082 - 1.086     366      24.23     1.45 - 2.05     1.98 - 10.93
    SB Adjustable Rate Income Portfolio -
      Class I Shares                               2004      60   0.987 - 0.995      60       1.81     1.55 - 2.15   (0.80) - (0.10)
                                                   2003       4           0.999       4       0.34            1.55             0.10

    Strategic Equity Portfolio                     2004      48   1.320 - 1.327      64       1.74     1.85 - 2.15     8.16 -  9.63
                                                   2003      34   1.225 - 1.226      41         --     1.85 - 1.95     7.54 - 10.76
  VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio - Class II Shares           2004     368   1.444 - 1.461     533       0.45     1.45 - 2.15     9.99 - 15.25
                                                   2003      81   1.256 - 1.259     101         --     1.85 - 2.15     6.97 - 13.85

    Enterprise Portfolio - Class II Shares         2004      23           1.206      28       0.14            1.95             1.01

  VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio - Service Class 2      2004     611   1.392 - 1.408     854       0.10     1.45 - 2.15     8.56 - 13.39
                                                   2003     140   1.235 - 1.240     173         --     1.55 - 2.15     3.78 - 22.41
  VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio         2004     120   1.166 - 1.184     141         --     1.45 - 2.35   (4.48) - 11.90
       -- Service Class 2                          2003      76   1.181 - 1.186      90         --     1.45 - 2.15     1.98 -  8.61

    Mid Cap Portfolio - Service Class 2            2004     635   1.709 - 1.735   1,094         --     1.45 - 2.35    18.02 - 26.42
                                                   2003      79   1.403 - 1.412     112         --     1.45 - 2.35   (0.70) - 26.53


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST       MANAGED ASSETS TRUST
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       18,718            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       86,944        18,718      242,372            --      137,590            --
Accumulation units redeemed and
   transferred to other funding options .....          (38)           --       (1,407)           --       (1,519)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      105,624        18,718      240,965            --      136,071            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                              AIM V.I. CAPITAL
                                                                             APPRECIATION FUND         AIM V.I. MID CAP CORE
                                                 MONEY MARKET PORTFOLIO          - SERIES II          EQUITY FUND - SERIES II
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      190,225            --       33,598            --       16,578            --
Accumulation units purchased and
   transferred from other funding options ...    2,564,983       222,200      304,212        33,613      143,342        16,578
Accumulation units redeemed and
   transferred to other funding options .....   (1,194,301)      (31,975)     (32,141)          (15)      (2,242)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,560,907       190,225      305,669        33,598      157,678        16,578
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                               ALLIANCEBERNSTEIN PREMIER
                                                  GROWTH PORTFOLIO -         GLOBAL GROWTH FUND            GROWTH FUND -
                                                        CLASS B               - CLASS 2 SHARES             CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       22,583            --      345,718            --    1,205,724            --
Accumulation units purchased and
   transferred from other funding options ...       18,724        22,583      944,809       345,724    3,260,302     1,206,211
Accumulation units redeemed and
   transferred to other funding options .....           (1)           --      (37,957)           (6)     (73,778)         (487)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       41,306        22,583    1,252,570       345,718    4,392,248     1,205,724
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                                                      DREYFUS VIF APPRECIATION
                                                 GROWTH-INCOME FUND -         DELAWARE VIP REIT          PORTFOLIO - INITIAL
                                                   CLASS II SHARES         SERIES - STANDARD CLASS             SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........    1,419,338            --      200,963            --       66,899            --
Accumulation units purchased and
   transferred from other funding options...     4,092,920     1,419,339      759,210       200,971       28,056        66,901
Accumulation units redeemed and
   transferred to other funding options .....      (90,728)           (1)      (6,380)           (8)        (573)           (2)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    5,421,530     1,419,338      953,793       200,963       94,382        66,899
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                DREYFUS VIF DEVELOPING    FRANKLIN RISING DIVIDENDS
                                                 LEADERS PORTFOLIO -          SECURITIES FUND -       FRANKLIN SMALL CAP FUND
                                                    INITIAL SHARES             CLASS 2 SHARES            - CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       43,422            --       50,482            --       15,592            --
Accumulation units purchased and
   transferred from other funding options ...      160,759        43,423    1,265,883        50,482      418,498        15,592
Accumulation units redeemed and
   transferred to other funding options .....       (2,858)           (1)     (51,552)           --       (4,529)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      201,323        43,422    1,264,813        50,482      429,561        15,592
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                                            TEMPLETON DEVELOPING         TEMPLETON FOREIGN
                                               MUTUAL SHARES SECURITIES    MARKETS SECURITIES FUND       SECURITIES FUND -
                                                 FUND - CLASS 2 SHARES         - CLASS 2 SHARES           CLASS 2 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      136,258            --       34,486            --       10,473            --
Accumulation units purchased and
   transferred from other funding options ...      349,760       136,263      131,772        34,486      514,037        10,473
Accumulation units redeemed and
   transferred to other funding options .....      (12,297)           (5)        (224)           --       (9,731)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      473,721       136,258      166,034        34,486      514,779        10,473
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                  TEMPLETON GROWTH                                   SALOMON BROTHERS VARIABLE
                                                  SECURITIES FUND -        EQUITY INDEX PORTFOLIO     AGGRESSIVE GROWTH FUND
                                                    CLASS 2 SHARES           - CLASS II SHARES           - CLASS I SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       67,226            --      429,304            --       28,519            --
Accumulation units purchased and
   transferred from other funding options ...      383,864        67,226      840,622       429,306      207,427        28,519
Accumulation units redeemed and
   transferred to other funding options .....       (3,723)           --      (18,921)           (2)        (606)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      447,367        67,226    1,251,005       429,304      235,340        28,519
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                               SALOMON BROTHERS VARIABLE      SALOMON BROTHERS
                                               AGGRESSIVE GROWTH FUND -   VARIABLE GROWTH & INCOME      BALANCED PORTFOLIO
                                                    CLASS II SHARES         FUND - CLASS I SHARES        - SERVICE SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        1,293            --           --            --       24,024            --
Accumulation units purchased and
   transferred from other funding options ...      634,782         1,294       95,962            --       52,192        24,024
Accumulation units redeemed and
   transferred to other funding options .....       (3,068)           (1)     (56,887)           --           (1)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      633,007         1,293       39,075             -       76,215        24,024
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 GLOBAL LIFE SCIENCES         GLOBAL TECHNOLOGY          WORLDWIDE GROWTH
                                                 PORTFOLIO - SERVICE         PORTFOLIO - SERVICE        PORTFOLIO - SERVICE
                                                         SHARES                    SHARES                     SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       12,822            --        2,662            --        4,709            --
Accumulation units purchased and
   transferred from other funding options ...       13,910        12,822       35,727         2,662        8,565         4,709
Accumulation units redeemed and
   transferred to other funding options .....           --            --          (35)           --         (137)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       26,732        12,822       38,354         2,662       13,137         4,709
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                LAZARD RETIREMENT SMALL      GROWTH AND INCOME
                                                     CAP PORTFOLIO                PORTFOLIO           MID-CAP VALUE PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       69,395            --       27,632            --       66,029            --
Accumulation units purchased and
   transferred from other funding options ...      179,551        69,395      638,356        27,632      488,891        66,034
Accumulation units redeemed and
   transferred to other funding options .....       (2,116)           --       (4,477)           --       (4,341)           (5)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      246,830        69,395      661,511        27,632      550,579        66,029
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 MERRILL LYNCH GLOBAL        MERRILL LYNCH VALUE        OPPENHEIMER CAPITAL
                                                 ALLOCATION V.I. FUND      OPPORTUNITIES V.I. FUND     APPRECIATION FUND/VA
                                                     - CLASS III                - CLASS III              - SERVICE SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --       29,629            --
Accumulation units purchased and
   transferred from other funding options ...      620,950            --      419,463            --      469,439        29,629
Accumulation units redeemed and
   transferred to other funding options .....      (43,467)           --         (587)           --       (4,226)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      577,483            --      418,876            --      494,842        29,629
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   OPPENHEIMER GLOBAL
                                                  SECURITIES FUND/VA -     OPPENHEIMER MAIN STREET     REAL RETURN PORTFOLIO
                                                    SERVICE SHARES         FUND/VA - SERVICE SHARES    - ADMINISTRATIVE CLASS
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       17,869            --           --            --       46,530            --
Accumulation units purchased and
   transferred from other funding options ...      451,627        17,869       70,776            --      495,712        46,530
Accumulation units redeemed and
   transferred to other funding options .....      (37,392)           --           --            --      (19,394)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      432,104        17,869       70,776            --      522,848        46,530
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                            PIONEER AMERICA INCOME     PIONEER BALANCED VCT
                                                TOTAL RETURN PORTFOLIO -   VCT PORTFOLIO - CLASS II    PORTFOLIO - CLASS II
                                                 ADMINISTRATIVE CLASS               SHARES                    SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      426,823            --        8,327            --           --            --
Accumulation units purchased and
   transferred from other funding options ...    1,654,079       426,829      628,893         8,327      444,651            --
Accumulation units redeemed and
   transferred to other funding options .....     (113,380)           (6)     (12,594)           --      (35,457)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,967,522       426,823      624,626         8,327      409,194            --
                                               ===========   ===========  ===========   ===========  ===========   ===========



                                               PIONEER EMERGING MARKETS     PIONEER EQUITY INCOME      PIONEER EUROPE VCT
                                               VCT PORTFOLIO - CLASS II        VCT PORTFOLIO -        PORTFOLIO - CLASS II
                                                        SHARES                 CLASS II SHARES               SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........          100            --       12,289            --           --            --
Accumulation units purchased and
   transferred from other funding options ...      206,346           100      853,362        12,315       30,396            --
Accumulation units redeemed and
   transferred to other funding options .....      (10,101)           --      (15,500)          (26)        (577)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      196,345           100      850,151        12,289       29,819            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   PIONEER FUND VCT         PIONEER GROWTH SHARES     PIONEER HIGH YIELD VCT
                                                 PORTFOLIO - CLASS II          VCT PORTFOLIO -         PORTFOLIO - CLASS II
                                                        SHARES                 CLASS II SHARES                 SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        5,141            --           --            --       14,646            --
Accumulation units purchased and
   transferred from other funding options ...      897,925         5,141      273,347            --    1,070,980        14,646
Accumulation units redeemed and
   transferred to other funding options .....      (13,005)           --      (50,402)           --      (37,626)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      890,061         5,141      222,945            --    1,048,000        14,646
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 PIONEER INTERNATIONAL     PIONEER MID CAP VALUE     PIONEER OAK RIDGE LARGE
                                                 VALUE VCT PORTFOLIO -    VCT PORTFOLIO - CLASS II   CAP GROWTH VCT PORTFOLIO
                                                    CLASS II SHARES                 SHARES               - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --       11,380            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       71,440            --      645,157        11,426      265,610            --
Accumulation units redeemed and
   transferred to other funding options .....       (1,422)           --       (5,722)          (46)        (144)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       70,018            --      650,815        11,380      265,466            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)


                                                     PIONEER PAPP         PIONEER PAPP SMALL & MID      PIONEER REAL ESTATE
                                               AMERICA-PACIFIC RIM FUND   CAP GROWTH VCT PORTFOLIO      SHARES VCT PORTFOLIO
                                                 VCT - CLASS II SHARES        - CLASS II SHARES          - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       72,120            --      145,430            --      351,309            --
Accumulation units redeemed and
   transferred to other funding options .....          (16)           --           --            --      (10,009)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       72,104            --      145,430            --      341,300            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                PIONEER SMALL CAP VALUE    PIONEER SMALL COMPANY     PIONEER STRATEGIC INCOME
                                               VCT PORTFOLIO - CLASS II        VCT PORTFOLIO -            VCT PORTFOLIO -
                                                        SHARES                 CLASS II SHARES            CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        7,387            --           --            --       18,718            --
Accumulation units purchased and
   transferred from other funding options ...      223,079         7,414       79,126            --    1,139,142        18,718
Accumulation units redeemed and
   transferred to other funding options .....      (16,270)          (27)        (401)           --      (60,445)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      214,196         7,387       78,725            --    1,097,415        18,718
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                  PIONEER VALUE VCT        PUTNAM VT INTERNATIONAL      PUTNAM VT SMALL CAP
                                                 PORTFOLIO - CLASS II      EQUITY FUND - CLASS IB      VALUE FUND - CLASS IB
                                                         SHARES                     SHARES                     SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........        3,492            --       22,084            --       17,130            --
Accumulation units purchased and
   transferred from other funding options ...      397,367         3,492       27,591        22,085      179,541        93,171
Accumulation units redeemed and
   transferred to other funding options .....      (46,665)           --       (2,424)           (1)      (1,232)      (76,041)
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      354,194         3,492       47,251        22,084      195,439        17,130
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                       LARGE CAP GROWTH FUND
                                                 ALL CAP FUND - CLASS I   INVESTORS FUND - CLASS I           - CLASS I
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       49,978            --       94,828            --      131,515            --
Accumulation units purchased and
   transferred from other funding options ...      292,392        49,978      161,290        94,828      250,851       131,515
Accumulation units redeemed and
   transferred to other funding options .....      (25,080)           --           (4)           --      (19,289)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      317,290        49,978      256,114        94,828      363,077       131,515
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMALL CAP GROWTH FUND       TOTAL RETURN FUND        CONVERTIBLE SECURITIES
                                                      - CLASS I                  - CLASS II                  PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       75,737            --       42,640            --       11,722            --
Accumulation units purchased and
   transferred from other funding options ...      423,751        75,741      336,674        42,640      162,542        11,722
Accumulation units redeemed and
   transferred to other funding options .....      (27,701)           (4)      (3,581)           --         (514)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      471,787        75,737      375,733        42,640      173,750        11,722
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                 DISCIPLINED MID CAP                                   FEDERATED HIGH YIELD
                                                   STOCK PORTFOLIO         EQUITY INCOME PORTFOLIO           PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       31,587            --       97,105            --       73,775            --
Accumulation units purchased and
   transferred from other funding options ...      259,847        31,588      579,431        97,105      327,122        73,775
Accumulation units redeemed and
   transferred to other funding options .....       (6,668)           (1)     (12,886)           --       (8,716)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      284,766        31,587      663,650        97,105      392,181        73,775
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                       LAZARD INTERNATIONAL
                                               FEDERATED STOCK PORTFOLIO     LARGE CAP PORTFOLIO          STOCK PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       20,185            --      140,166            --       15,308            --
Accumulation units purchased and
   transferred from other funding options ...      122,178        20,185      262,916       140,171      159,725        15,308
Accumulation units redeemed and
   transferred to other funding options .....         (211)           --       (1,725)           (5)      (1,102)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      142,152        20,185      401,357       140,166      173,931        15,308
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                MERRILL LYNCH LARGE CAP      MFS EMERGING GROWTH        MFS MID CAP GROWTH
                                                    CORE PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       21,658            --        2,552            --       41,919            --
Accumulation units purchased and
   transferred from other funding options ...      335,878        21,658       65,817         2,552      108,396        41,919
Accumulation units redeemed and
   transferred to other funding options .....       (1,292)           --           (1)           --       (2,222)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      356,244        21,658       68,368         2,552      148,093        41,919
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                      SOCIAL AWARENESS STOCK
                                                  MFS VALUE PORTFOLIO      PIONEER FUND PORTFOLIO            PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........           --            --           --            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       26,669            --       18,095            --        6,939            --
Accumulation units redeemed and
   transferred to other funding options .....           --            --       (2,004)           --           --            --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       26,669            --       16,091            --        6,939            --
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                TRAVELERS QUALITY BOND         U.S. GOVERNMENT             AIM CAPITAL
                                                       PORTFOLIO             SECURITIES PORTFOLIO     APPRECIATION PORTFOLIO
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       27,320            --           --            --       10,056            --
Accumulation units purchased and
   transferred from other funding options ...      845,462        27,320      147,795            --       32,915        10,056
Accumulation units redeemed and
   transferred to other funding options .....      (70,034)           --       (2,921)           --       (8,033)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      802,748        27,320      144,874            --       34,938        10,056
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                                                                        SB ADJUSTABLE RATE
                                                   MFS TOTAL RETURN          PIONEER STRATEGIC          INCOME PORTFOLIO -
                                                       PORTFOLIO              INCOME PORTFOLIO            CLASS I SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      338,337            --           --            --        3,839            --
Accumulation units purchased and
   transferred from other funding options ...    1,147,046       338,345      337,807            --      108,213         3,839
Accumulation units redeemed and
   transferred to other funding options .....      (27,471)           (8)        (907)           --      (51,750)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............    1,457,912       338,337      336,900            --       60,302         3,839
                                               ===========   ===========  ===========   ===========  ===========   ===========


                                                   STRATEGIC EQUITY         COMSTOCK PORTFOLIO -      ENTERPRISE PORTFOLIO
                                                        PORTFOLIO             CLASS II SHARES          - CLASS II SHARES
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........       33,558            --       80,634            --           --            --
Accumulation units purchased and
   transferred from other funding options ...       14,571        33,558      294,695        80,639       23,247            --
Accumulation units redeemed and
   transferred to other funding options .....           --            --       (7,333)           (5)          --            --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............       48,129        33,558      367,996        80,634       23,247            --
                                               ===========   ===========  ===========   ===========  ===========   ===========

8. SCHEDULE OF ACCUMULATION UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              DYNAMIC CAPITAL
                                                CONTRAFUND(R) PORTFOLIO    APPRECIATION PORTFOLIO       MID CAP PORTFOLIO -
                                                  - SERVICE CLASS 2           - SERVICE CLASS 2          SERVICE CLASS 2
                                               -------------------------  -------------------------  -------------------------
                                                  2004          2003         2004           2003         2004          2003
                                                  ----          ----         ----           ----         ----          ----
Accumulation units beginning of year ........      139,805            --       76,148            --       79,278            --
Accumulation units purchased and
   transferred from other funding options ...      468,811       139,812       44,333        76,149      557,166        79,278
Accumulation units redeemed and
   transferred to other funding options .....        2,323            (7)          (4)           (1)      (1,625)           --
                                               -----------   -----------  -----------   -----------  -----------   -----------
Accumulation units end of year ..............      610,939       139,805      120,477        76,148      634,819        79,278
                                               ===========   ===========  ===========   ===========  ===========   ===========

                                                        COMBINED
                                               -------------------------
                                                  2004           2003
                                                  ----           ----
Accumulation units beginning of year ........    6,825,867            --
Accumulation units purchased and
   transferred from other funding options ...   39,111,454     6,934,553
Accumulation units redeemed and
  transferred to other funding options ......   (2,435,777)     (108,686)
                                               -----------   -----------
Accumulation units end of year ..............   43,501,544     6,825,867
                                               ===========   ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of TIC Separate Account Thirteen for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of TIC Separate Account Thirteen for Variable Annuities as of December 31, 2004 and the related statement of operations and for the year then ended and the statement of changes in net assets and financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TIC Separate Account Thirteen for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period May 21, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TIC Separate Account Thirteen for Variable Annuities or shares of Separate Account Thirteen's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Thirteen for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.












SEP13    (Annual)    (12-04)    Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

18. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

METLIFE, INC. TRANSACTION

On July 1, 2005 (the "Acquisition Date"), the Company and other affiliated entities, including substantially all of Citigroup's international insurance businesses, and excluding Primerica Life and its subsidiaries, were acquired by MetLife from CIHC for $12.0 billion.

Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and the interpretation of the provisions of the acquisition agreement (the "Acquisition Agreement") by both parties.

In accordance with Statement of Financial Accounting Standard ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 54, Push Down Basis of Accounting in Financial Statements of a Subsidiary, the purchase method of accounting applied by Metlife to the acquired assets and liabilities associated with the Company has been "pushed down" to the Company. The effect of "push down" accounting on the Company's net assets resulted i n a $1.2 billion decrease i n the Company's equity. Reflected in this charge is an allocation of $814 million of goodwill relating to the acquisition. The fair value of certain assets acquired and liabilities assumed, including goodwill, may be adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the acquisition date. These adjustments may have a material effect on the financial statements of the Company.

In connection with the Acquisition, MetLife also filed with the State of Connecticut Insurance Department (the "Department") an Amended and Restated Form A Statement Regarding the Acquisition of Control of or Merger with a Domestic Insurer, dated April 19, 2005 (the "Form A"), seeking the approval of the Department to acquire control of the Company. The Form A was approved by the Department on June 30, 2005. The Form A includes MetLife's post-Acquisition business plan and financial projections for the Company after the closing date. The Company will generally phase out the products that it currently issues by the end of 2006 which may, over time, result in fewer assets and liabilities. The Company may, however, determine to introduce new products in the future.

Prior to the sale, certain restructuring transactions were required pursuant to the Agreement. The following transfers to CIHC occurred on June 30, 2005:

1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

2. All TIC's shares of Citigroup Series YYY and YY preferred stock;

3. All TIC's shares of American Financial Life Insurance Company stock;

4. All TIC's shares of Primerica Life stock;

5. All TIC's obligations in the amount of $105 million and the related deferred tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred tax asset, totaling $252 million; and

8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits.

The State of Connecticut Insurance Department approved the extraordinary dividend of all TIC's ownership interests and obligations as included in items 1 through 6, and 8 as set forth above. Restructuring transaction item number 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the State of Connecticut Insurance Department.

LITIGATION

A former registered representative of Tower Square Securities, Inc. (Tower Square), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the National Association of Securities Dealers (NASD) are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Department of Banking. One arbitration matter was commenced in June 2005 against Tower Square and the other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other matters will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

See Note 12 for further discussion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                          PIONEER ANNUISTAR(SM) ANNUITY
                             PORTFOLIO ARCHITECT II
                           PIONEER ANNUISTAR(SM) VALUE

                       STATEMENT OF ADDITIONAL INFORMATION

              TIC SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

L-23048S-TIC                                                       December 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

      Statement of Assets and Liabilities as of December 31, 2004
      Statement of Operations for the year ended December 31, 2004
      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
      Statement of Investments as of December 31, 2004
      Notes to Financial Statements

      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:
      Consolidated Statements of Income for the years ended December 31, 2004,
        2003 and 2002
      Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002
      Consolidated Statements of Cash Flows for the years ended December 31,
        2004, 2003 and 2002
      Notes to Consolidated Financial Statements
      Financial Statement Schedules

(b)   EXHIBITS

      EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

        1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

        2.        Not Applicable.

        3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

        3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

        4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        4(c). Form of Guaranteed Minimum Withdrawal Rider for Life. (Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-65926, filed December 23, 2005.)

        5. Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101777 filed April 17, 2003.)

        6.(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

        6.(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(a)(ii) to Registration Statement on Form S-2, File No. 33-58677, filed via EDGAR on April 18, 1995.)

        7. Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed December 11, 2002.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11.       Not Applicable.

        12.       Not Applicable.

        14. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                            POSITIONS AND OFFICES
BUSINESS ADDRESS                              WITH INSURANCE COMPANY
----------------                              ----------------------
C. Robert Henrikson (a)                       Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr. (e)                     Director
Lisa M. Weber (a)                             Director
Steven A. Kandarian (b)                       Executive Vice President and Chief Investment Officer
James L. Lipscomb (a)                         Executive Vice President and General Counsel
Gwenn L. Carr (a)                             Senior Vice President and Secretary
Michael K. Farrell (b)                        Senior Vice President
Hugh C. McHaffie (d)                          Senior Vice President
Joseph J. Prochaska, Jr. (a)                  Senior Vice President and Chief Accounting Officer
Stanley J. Talbi (a)                          Senior Vice President and Chief Financial Officer
Anthony J. Williamson (a)                     Senior Vice President and Treasurer
Roberto Baron (a)                             Vice President and Senior Actuary
Steven J. Brash (a)                           Vice President
William D. Cammarata (f)                      Vice President
Elizabeth M. Forget (g)                       Vice President
S. Peter Headley (h)                          Vice President and Assistant Secretary
Daniel D. Jordan (d)                          Vice President and Assistant Secretary
Bennett Kleinberg (c)                         Vice President and Actuary
Paul L. LeClair (d)                           Vice President and Actuary
Gene L. Lunman (c)                            Vice President
Joseph J. Massimo (f)                         Vice President
Daniel A. O'Neill (b)                         Vice President
Mark S. Reilly (c)                            Vice President
Mark J. Remington (c)                         Vice President
Jonathan L. Rosenthal (b)                     Chief Hedging Officer
Kevin M. Thornwarth (b)                       Vice President
Mark. H. Wilsmann (b)                         Vice President
Louis P. DiGiacomo (a)                        Assistant Vice President
Christopher A. Kremer (d)                     Assistant Vice President and Actuary
Sharon A. Owens (c)                           Assistant Vice President
Ellen N. Derrig (b)                           Assistant Secretary
William P. Gardella (b)                       Assistant Secretary
Nancy J. Hammer (i)                           Assistant Secretary
Donald J. Healy, Jr. (j)                      Assistant Secretary
Mark T. Pallis (k)                            Assistant Secretary
Edward M. Pollock (k)                         Assistant Secretary
Gregory M. Harrison (a)                       Assistant Treasurer
James W. Koeger (l)                           Assistant Treasurer
Patricia M. Wersching (l)                     Assistant Treasurer
Joseph A. Zdeb (a)                            Assistant Treasurer

PRINCIPAL BUSINESS ADDRESS:

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   10 Park Avenue, Morristown, NJ 07962
      (c)   185 Asylum Street, Hartford, CT 06103
      (d)   501 Boylston Street, Boston, MA 02116
      (e)   501 Route 22, Bridgewater, NJ 08807
      (f)   18210 Crane Nest Drive, Tampa, FL 33647
      (g)   260 Madison Avenue, New York, NY 10016
      (h)   6750 Poplar Avenue, Germantown, TN 38138
      (i)   2400 Lakeview Parkway, Alpharetta, GA 30004
      (j)   2021 Spring Road, Oak Brook, IL 60523
      (k)   400 South El Camino Real, San Mateo, CA 94402
      (l)   13045 Tesson Ferry Road, St. Louis, MO 63128

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF SEPTEMBER 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

      3.    Nathan and Lewis Associates of Texas, Inc. (TX)

      4.    Nathan and Lewis Associates Insurance Agency of Massachusetts, Inc.
            (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    CitiInsurance de Brasil Vida e Previdencia S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

            a) Siembra AFJP S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    CitiInsurance Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19.   MetLife (India) Private Ltd. (India)

      20.   Metropolitan Marine Way Investments Limited (Canada)

      21.   MetLife Private Equity Holdings, LLC (DE)

      22.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      23.   Metropolitan Realty Management, Inc. (DE)

      24.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      25.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        26.   Bond Trust Account A (MA)

        27.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      28.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      29.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (51.6%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

      30.   Corporate Real Estate Holdings, LLC (DE)

      31. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      32.   MetLife Tower Resources Group, Inc. (DE)

      33.   Headland Development Corporation (CA)

      34.   Headland - Pacific Palisades, LLC (CA)

      35.   Headland Properties Associates (CA)

      36.   Krisman, Inc. (MO)

      37.   Special Multi-Asset Receivables Trust (DE)

      38.   White Oak Royalty Company (OK)

      39.   500 Grant Street GP LLC (DE)

      40. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3.    BHI Rodeo LLC (DE)

      4. Citigroup Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      5. Citigroup Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      6. Citigroup Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

            a) Tishman Speyer/Citigroup Alternative Investments Associates III, LLC (DE)

      7.    Pilgrim Investments Highland Park, LLC (CO)

      8.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      9.    Pilgrim Investments York Road, LLC(DE)

      10.   Euro TI Investments LLC (DE)

      11.   Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd (Virgin
                  Islands)

      12.   Hollow Creek, L.L.C. (CT/NC)

      13. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      14. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      15.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      16.   TIC European Real Estate LP, LLC (DE)

      17.   TL&A Insurance Distribution LLC (DE)

      18.   Travelers European Investments LLC (CT)

      19.   Travelers International Investments Ltd. (Cayman Islands)

      20. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      21.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      22.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      23.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      24.   Umbrella Bear, Inc. (FL)

      25.   Ryan/Pilgrim Investments Chandler Freeways LLC (DE)

      26. TRAL & Co. (DE) - is a general partner. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      27.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2005, there were 819 Contract Owners.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, TLAC Variable Annuity Separate Account 2002 and The Travelers Separate Account QPN for Variable Annuities.

(b)   NAME AND PRINCIPAL             POSITIONS AND OFFICES
      BUSINESS ADDRESS               WITH UNDERWRITER
      ----------------               ----------------

      Leslie Sutherland (a)          President
      Steven J. Brash (a)            Vice President
      Debora L. Buffington (b)       Vice President, Director of Compliance
      Charles M. Deuth (a)           Vice President, National Accounts
      Anthony J. Dufault (b)         Vice President
      James R. Fitzpatrick (b)       Vice President
      Elizabeth M. Forget (c)        Vice President and Chief Marketing Officer
      Helayne F. Klier (c)           Vice President
      Paul M. Kos (b)                Vice President
      Paul A. LaPiana (b)            Vice President, Life Insurance Distribution
                                     Division
      Richard C. Pearson (b)         Vice President and Secretary
      John E. Petersen (e)           Vice President
      Robert H. Petersen (e)         Vice President and Chief Financial Officer
      Deron J. Richens (b)           Vice President
      Paul A. Smith (a)              Vice President
      Cathy Sturdivant (b)           Vice President
      Paulina Vakouros (c)           Vice President
      Edward C. Wilson (b)           Vice President and Chief Distribution
                                     Officer
      James R. Allen (b)             Assistant Vice President
      Robert H. Bruce (b)            Assistant Vice President

      Jeffrey A. Tupper (b)          Assistant Vice President
      Anthony J. Williamson  (a)     Treasurer
      Jonnie L. Crawford (b)         Assistant Secretary
      Gregory M. Harrison            Assistant Treasurer
      James W. Koeger (d)            Assistant Treasurer
      Michael K. Farrell (f)         Manager
      Craig W. Markham (d)           Manager
      William J. Toppeta (a)         Manager

      (a) One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
      (b)   5 Park Plaza, Suite 1900, Irvine, CA 92614
      (c)   260 Madison Avenue, New York, NY 10016
      (d)   13045 Tesson Ferry Road, St. Louis, MO 63128
      (e)   485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
      (f)   10 Park Avenue, Morristown, NJ 07962

(c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 20th day of December, 2005.

         THE TRAVELERS SEPARATE ACCOUNT THIRTEEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ Bennett D. Kleinberg
                                ------------------------------------------------
                                Bennett D. Kleinberg, Vice President and Actuary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of December, 2005.


*C. ROBERT HENRIKSON                           Director, Chairman, President and
--------------------------------------         Chief Executive Officer
(C. Robert Henrikson)


*STANLEY J. TALBI                              Senior Vice President and Chief
--------------------------------------         Financial Officer
(Stanley J. Talbi)


*JOSEPH J. PROCHASKA, JR.                      Senior Vice President and Chief
--------------------------------------         Accounting Officer
(Joseph J. Prochaska, Jr.)


*LELAND C. LAUNER, JR.                         Director
--------------------------------------
(Leland C. Launer, Jr.)


*LISA M. WEBER                                 Director
--------------------------------------
(Lisa M. Weber)


*By: /s/ Thomas S. Clark
     ---------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------
      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.